UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.0	1.6
Danaher Corp.	1.5	1.3
AMETEK, Inc.	1.4	1.1
Roper Technologies, Inc.	1.4	1.1
Apple, Inc.	1.4	2.1
	7.7

Top Five Bond Issuers as of February 29, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.1	5.4
Fannie Mae	4.0	3.9
Freddie Mac	2.0	1.7
Ginnie Mae	1.6	1.3
Citigroup, Inc.	1.1	1.3
	14.8

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	18.8
Information Technology	12.4	12.1
Health Care	10.3	11.1
Consumer Discretionary	10.3	10.6
Consumer Staples	7.8	6.9

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks and Equity Futures	63.0%
Bonds	35.7%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.3%

As of August 31, 2015*
Stocks and Equity Futures	64.7%
Bonds	34.0%
Convertible Securities	0.2%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 10.7%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 62.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.3%
Delphi Automotive PLC	1,191,800	$79,469
Automobiles - 0.3%
Tesla Motors, Inc. (a)	343,100	65,851
Diversified Consumer Services - 0.2%
2U, Inc. (a)	1,176,247	26,289
H&R Block, Inc.	1,136,000	37,352
		63,641
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	5,386,400	111,929
Las Vegas Sands Corp.	936,700	45,224
Starbucks Corp.	2,242,174	130,517
Tuniu Corp. Class A sponsored ADR (a)	629,400	6,646
		294,316
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	168,300	9,706
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	500,600	276,592
Media - 2.0%
Charter Communications, Inc. Class A (a)(b)	756,700	135,873
Comcast Corp. Class A	236,800	13,670
ITV PLC	24,474,300	84,684
Legend Pictures LLC (a)(c)(d)	8,571	15,701
Manchester United PLC	1,130,315	16,073
MDC Partners, Inc. Class A	2,362,099	50,360
The Walt Disney Co.	2,193,400	209,514
		525,875
Multiline Retail - 0.2%
B&M European Value Retail S.A.	15,461,831	61,312
Specialty Retail - 2.4%
AutoZone, Inc. (a)	109,872	85,104
Home Depot, Inc.	1,582,944	196,475
L Brands, Inc.	1,799,403	152,571
Ross Stores, Inc.	2,150,555	118,238
TJX Companies, Inc.	903,548	66,953
		619,341
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	2,984,050	183,788
VF Corp.	1,886,500	122,830
		306,618

TOTAL CONSUMER DISCRETIONARY		2,302,721

CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	500,900	70,842
Monster Beverage Corp.	458,700	57,567
The Coca-Cola Co.	6,002,961	258,908
		387,317
Food & Staples Retailing - 1.5%
CVS Health Corp.	2,044,685	198,682
Kroger Co.	2,864,608	114,327
Sprouts Farmers Market LLC (a)	656,600	18,700
Wal-Mart Stores, Inc.	312,490	20,731
Walgreens Boots Alliance, Inc.	125,200	9,883
Whole Foods Market, Inc.	1,251,876	39,196
		401,519
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)(b)	203,500	3,724
Mead Johnson Nutrition Co. Class A	974,349	71,868
The Hershey Co.	445,950	40,532
TreeHouse Foods, Inc. (a)	213,500	18,024
		134,148
Household Products - 0.9%
Colgate-Palmolive Co.	2,475,500	162,492
Procter & Gamble Co.	1,008,093	80,940
		243,432
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	678,832	61,998
Nu Skin Enterprises, Inc. Class A	512,921	15,639
		77,637
Tobacco - 1.9%
Altria Group, Inc.	3,873,813	238,511
British American Tobacco PLC sponsored ADR	1,744,300	189,501
Philip Morris International, Inc.	759,700	69,155
		497,167

TOTAL CONSUMER STAPLES		1,741,220

ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	1,390,000	59,589
Dril-Quip, Inc. (a)	331,969	18,009
Halliburton Co.	697,411	22,512
Independence Contract Drilling, Inc. (a)	1,082,133	4,166
Oceaneering International, Inc.	455,491	12,581
Schlumberger Ltd.	1,973,700	141,554
		258,411
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	1,794,702	68,109
Apache Corp.	1,110,500	42,510
Black Stone Minerals LP	1,217,900	15,138
Cabot Oil & Gas Corp.	1,588,550	31,978
Chevron Corp.	912,705	76,156
Cimarex Energy Co.	405,202	34,049
ConocoPhillips Co.	2,125,700	71,912
EOG Resources, Inc.	619,616	40,114
Exxon Mobil Corp.	1,167,478	93,573
Kinder Morgan, Inc.	261,600	4,732
Memorial Resource Development Corp. (a)	1,917,571	18,543
Newfield Exploration Co. (a)	995,900	27,118
Noble Energy, Inc.	2,397,230	70,718
Parsley Energy, Inc. Class A (a)	1,086,730	19,974
Phillips 66 Co.	969,317	76,954
Pioneer Natural Resources Co.	341,400	41,149
PrairieSky Royalty Ltd. (b)	1,401,837	22,825
SM Energy Co.	1,342,900	12,140
Suncor Energy, Inc. (b)	2,314,200	56,581
		824,273

TOTAL ENERGY		1,082,684

FINANCIALS - 9.7%
Banks - 3.9%
Bank of America Corp.	15,083,708	188,848
Citigroup, Inc.	4,432,212	172,191
Comerica, Inc.	1,225,400	41,394
FirstMerit Corp.	362,100	7,108
Huntington Bancshares, Inc.	7,083,900	61,984
JPMorgan Chase & Co.	5,097,154	286,970
M&T Bank Corp.	658,200	67,498
Regions Financial Corp.	3,476,700	26,145
Synovus Financial Corp.	881,820	23,448
U.S. Bancorp	3,497,247	134,714
Zions Bancorporation	1,255,200	26,761
		1,037,061
Capital Markets - 1.1%
Bank of New York Mellon Corp.	908,200	32,141
BlackRock, Inc. Class A	190,376	59,390
E*TRADE Financial Corp. (a)	1,403,149	32,918
Goldman Sachs Group, Inc.	676,400	101,142
Invesco Ltd.	812,913	21,737
Northern Trust Corp.	552,919	32,832
Oaktree Capital Group LLC Class A	286,697	13,159
		293,319
Consumer Finance - 1.5%
Capital One Financial Corp.	4,121,301	270,893
Discover Financial Services	565,800	26,264
Navient Corp.	3,538,934	38,327
OneMain Holdings, Inc. (a)	886,400	20,006
SLM Corp. (a)	5,826,034	34,024
		389,514
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	129	26,130
Class B (a)	562,700	75,497
Broadcom Ltd.	217,400	29,125
IntercontinentalExchange, Inc.	252,362	60,178
KBC Ancora	398,674	12,740
		203,670
Insurance - 1.0%
Chubb Ltd.	792,337	91,539
Direct Line Insurance Group PLC	5,007,244	27,083
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,000	10,045
Marsh & McLennan Companies, Inc.	1,356,477	77,387
MetLife, Inc.	952,647	37,687
Unum Group	616,200	17,580
		261,321
Real Estate Investment Trusts - 1.3%
Altisource Residential Corp. Class B	2,176,817	20,419
American Tower Corp.	240,500	22,174
Boston Properties, Inc.	329,497	37,609
Crown Castle International Corp.	105,345	9,112
Digital Realty Trust, Inc.	129,900	10,271
Duke Realty LP	1,382,300	28,586
Extra Space Storage, Inc.	249,700	20,513
FelCor Lodging Trust, Inc.	1,312,100	9,710
Outfront Media, Inc.	574,962	11,758
Store Capital Corp.	2,327,600	56,212
Sun Communities, Inc.	687,615	46,435
Ventas, Inc.	689,000	38,357
VEREIT, Inc.	2,543,900	20,402
		331,558
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,421,403	36,118

TOTAL FINANCIALS		2,552,561

HEALTH CARE - 9.2%
Biotechnology - 2.7%
AbbVie, Inc.	465,068	25,397
Alexion Pharmaceuticals, Inc. (a)	560,704	78,947
Amgen, Inc.	1,176,094	167,335
Biogen, Inc. (a)	409,985	106,358
BioMarin Pharmaceutical, Inc. (a)	329,598	26,984
Celgene Corp. (a)	1,072,400	108,130
Gilead Sciences, Inc.	1,343,428	117,214
Regeneron Pharmaceuticals, Inc. (a)	181,600	69,738
		700,103
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	2,332,900	90,377
Boston Scientific Corp. (a)	7,643,302	129,783
Edwards Lifesciences Corp. (a)	690,964	60,114
Medtronic PLC	3,074,224	237,914
The Cooper Companies, Inc.	179,637	25,681
Wright Medical Group NV (a)	1,187,800	20,300
		564,169
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	471,003	6,768
Cigna Corp.	827,860	115,578
HCA Holdings, Inc. (a)	163,353	11,306
Henry Schein, Inc. (a)	447,204	73,990
McKesson Corp.	532,348	82,844
UnitedHealth Group, Inc.	1,488,100	177,233
		467,719
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,282,300	47,894
Thermo Fisher Scientific, Inc.	631,597	81,596
		129,490
Pharmaceuticals - 2.1%
Allergan PLC (a)	755,143	219,075
Bristol-Myers Squibb Co.	3,304,141	204,625
Endo Health Solutions, Inc. (a)	806,700	33,728
Horizon Pharma PLC (a)	1,414,800	24,278
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,270,700	70,651
		552,357

TOTAL HEALTH CARE		2,413,838

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
United Technologies Corp.	1,554,300	150,176
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	680,903	77,575
Electrical Equipment - 1.5%
AMETEK, Inc.	8,123,348	377,005
SolarCity Corp. (a)	529,500	9,759
		386,764
Industrial Conglomerates - 2.9%
Danaher Corp.	4,322,466	385,867
Roper Technologies, Inc.	2,171,537	364,666
		750,533
Machinery - 0.1%
WABCO Holdings, Inc. (a)	400,817	37,797
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	1,987,952	144,802
WageWorks, Inc. (a)	364,000	17,534
		162,336
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	216,800	7,746

TOTAL INDUSTRIALS		1,572,927

INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.2%
Qualcomm, Inc.	1,289,344	65,486
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	220,895	17,805
Internet Software & Services - 4.6%
58.com, Inc. ADR (a)	116,618	6,181
Alibaba Group Holding Ltd. sponsored ADR (a)	1,764,700	121,429
Alphabet, Inc.:
Class A	33,400	23,955
Class C	744,424	519,417
Box, Inc. Class A (a)(b)	1,274,600	14,671
Cornerstone OnDemand, Inc. (a)	510,700	14,708
Cvent, Inc. (a)	1,807,935	35,309
Demandware, Inc. (a)	409,000	14,188
Facebook, Inc. Class A (a)	2,730,207	291,914
Just Dial Ltd.	1,152,567	9,031
LinkedIn Corp. Class A (a)	69,500	8,145
New Relic, Inc. (a)(b)	1,925,075	51,245
Opower, Inc. (a)(b)(e)	2,899,343	23,978
Shopify, Inc. Class A	178,094	3,986
Tencent Holdings Ltd.	507,200	9,281
Yahoo!, Inc. (a)	1,767,100	56,176
		1,203,614
IT Services - 0.7%
Alliance Data Systems Corp. (a)	14,264	2,997
Blackhawk Network Holdings, Inc. (a)	1,217,832	41,211
Cognizant Technology Solutions Corp. Class A (a)	229,900	13,100
Fidelity National Information Services, Inc.	76,700	4,468
Global Payments, Inc.	276,500	16,853
Sabre Corp.	949,021	25,766
Travelport Worldwide Ltd.	5,980,862	77,632
		182,027
Semiconductors & Semiconductor Equipment - 1.8%
Intersil Corp. Class A	1,505,360	19,223
Marvell Technology Group Ltd.	7,937,327	75,801
Maxim Integrated Products, Inc.	76,400	2,587
Micron Technology, Inc. (a)	792,911	8,429
NVIDIA Corp.	1,078,173	33,812
NXP Semiconductors NV (a)	1,401,600	99,850
Qorvo, Inc. (a)	4,637,717	209,068
Semtech Corp. (a)	1,413,100	27,075
		475,845
Software - 2.7%
Activision Blizzard, Inc.	805,190	25,500
Adobe Systems, Inc. (a)	579,667	49,359
Autodesk, Inc. (a)	3,942,190	203,969
Electronic Arts, Inc. (a)	1,503,000	96,553
Fleetmatics Group PLC (a)	345,753	12,485
HubSpot, Inc. (a)	336,224	14,007
Imperva, Inc. (a)	141,300	6,199
Microsoft Corp.	2,410,787	122,661
Mobileye NV (a)(b)	268,100	8,703
Salesforce.com, Inc. (a)	1,814,031	122,901
Tableau Software, Inc. (a)	398,700	18,201
Varonis Systems, Inc. (a)(b)	759,685	13,986
Workday, Inc. Class A (a)	157,000	9,491
Zendesk, Inc. (a)	1,178,162	21,560
		725,575
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	3,699,914	357,745
EMC Corp.	2,682,800	70,102
HP, Inc.	7,564,583	80,865
SanDisk Corp.	185,900	13,433
		522,145

TOTAL INFORMATION TECHNOLOGY		3,192,497

MATERIALS - 2.3%
Chemicals - 1.9%
CF Industries Holdings, Inc.	431,300	15,725
E.I. du Pont de Nemours & Co.	1,875,600	114,168
Eastman Chemical Co.	830,782	53,295
Ecolab, Inc.	2,143,010	219,766
LyondellBasell Industries NV Class A	232,022	18,610
Monsanto Co.	102,876	9,258
PPG Industries, Inc.	545,000	52,609
W.R. Grace & Co. (a)	467,501	32,136
		515,567
Construction Materials - 0.1%
Eagle Materials, Inc.	446,900	27,002
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	2,076,468	25,603
WestRock Co.	1,506,980	50,891
		76,494

TOTAL MATERIALS		619,063

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	6,168,464	227,925
Cogent Communications Group, Inc.	420,668	15,439
Frontier Communications Corp. (b)	542,900	2,937
inContact, Inc. (a)	1,600,681	14,838
Level 3 Communications, Inc. (a)	742,109	36,029
SBA Communications Corp. Class A (a)	27,300	2,590
Verizon Communications, Inc.	2,310,736	117,224
Zayo Group Holdings, Inc. (a)	273,400	6,474
		423,456
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	201,500	7,476
Telephone & Data Systems, Inc.	255,216	6,819
		14,295

TOTAL TELECOMMUNICATION SERVICES		437,751

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	635,727	43,331
Exelon Corp.	3,075,000	96,832
FirstEnergy Corp.	422,948	14,156
NextEra Energy, Inc.	1,031,900	116,419
PPL Corp.	1,821,100	63,720
		334,458
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	799,746	8,621
NRG Yield, Inc. Class C (b)	533,625	6,974
		15,595
Multi-Utilities - 0.8%
Avangrid, Inc.	226,700	8,794
Dominion Resources, Inc.	1,043,639	72,971
NiSource, Inc.	613,382	13,175
PG&E Corp.	970,729	55,069
Sempra Energy	708,031	68,332
		218,341

TOTAL UTILITIES		568,394

TOTAL COMMON STOCKS
(Cost $14,884,333)		16,483,656

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	416,700	5,942
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	281,270	1,617
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $25,539)		7,559
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 15.6%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	5,595	5,611
6.25% 10/2/43	921	901
6.6% 4/1/36	4,528	4,654
6.75% 4/1/46	7,595	7,941
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,773
3% 9/25/17	4,056	4,060
3.15% 1/15/20	19,000	18,566
3.25% 5/15/18	2,895	2,887
3.5% 7/10/19	41,541	41,535
4% 1/15/25	7,674	7,110
4.2% 3/1/21	10,665	10,681
4.25% 5/15/23	3,220	3,140
4.75% 8/15/17	3,095	3,172
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,829
		113,860
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	625
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,772
3.7% 1/30/26	4,539	4,738
4.7% 12/9/35	2,343	2,425
4.875% 12/9/45	3,677	3,864
		12,799
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	6,333	6,828
7.75% 12/1/45	9,421	11,875
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (f)	10,261	10,422
4.908% 7/23/25 (f)	6,898	7,061
Discovery Communications LLC 5.05% 6/1/20	204	214
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,075
3.85% 9/29/24	5,214	5,331
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,205
4.5% 9/15/42	1,681	1,374
5.5% 9/1/41	3,051	2,716
5.85% 5/1/17	1,829	1,899
5.875% 11/15/40	7,066	6,575
6.55% 5/1/37	29,485	29,703
6.75% 7/1/18	1,974	2,151
7.3% 7/1/38	7,024	7,412
8.25% 4/1/19	11,974	13,691
Time Warner, Inc. 2.1% 6/1/19	12,500	12,391
Viacom, Inc.:
2.5% 9/1/18	809	805
3.5% 4/1/17	264	267
		133,995

TOTAL CONSUMER DISCRETIONARY		261,279

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,217
3.3% 2/1/23	20,335	20,904
4.7% 2/1/36	19,253	20,189
4.9% 2/1/46	22,019	23,602
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	2,353	2,372
		86,284
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,694
3.875% 7/20/25	9,000	9,628
Kroger Co. 3.3% 1/15/21	6,190	6,476
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,961
3.3% 11/18/21	4,671	4,703
		29,462
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	572	613
ConAgra Foods, Inc. 1.9% 1/25/18	2,279	2,277
William Wrigley Jr. Co.:
1.4% 10/21/16(f)	3,710	3,711
2% 10/20/17 (f)	5,313	5,326
		11,927
Tobacco - 0.5%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,142
4% 1/31/24	3,615	3,887
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	8,553	8,779
4.25% 7/21/25 (f)	8,553	8,904
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,851
3.25% 6/12/20	1,695	1,763
4% 6/12/22	5,830	6,294
4.45% 6/12/25	12,834	13,939
4.85% 9/15/23	8,000	8,944
5.7% 8/15/35	2,194	2,477
5.85% 8/15/45	16,830	19,757
6.15% 9/15/43	14,000	16,592
6.75% 6/15/17	4,975	5,341
7.25% 6/15/37	7,569	9,488
		123,158

TOTAL CONSUMER STAPLES		250,831

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	4,689
5.35% 3/15/20 (f)	6,814	5,131
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,603
6.5% 4/1/20	2,608	2,632
Halliburton Co.:
3.8% 11/15/25	4,660	4,411
4.85% 11/15/35	4,069	3,557
5% 11/15/45	5,575	4,941
Noble Holding International Ltd.:
3.05% 3/1/16	914	914
4% 3/16/18	617	494
5.95% 4/1/25	3,936	1,989
6.95% 4/1/45	3,799	1,748
Transocean, Inc. 5.55% 12/15/16 (g)	4,522	4,477
		37,586
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	15,904
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,412
4.742% 3/11/21	6,000	6,395
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,606
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	5,911
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (f)	1,617	1,551
3.3% 6/1/20 (f)	7,911	7,408
4.5% 6/1/25 (f)	2,416	2,197
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	2,763
2.7% 4/1/19	5,369	4,403
3.875% 3/15/23	2,761	1,989
4.95% 4/1/22	1,267	959
5.6% 4/1/44	2,216	1,354
Duke Energy Field Services 6.45% 11/3/36 (f)	6,493	3,509
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,590
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	5,615	5,436
Enable Midstream Partners LP:
2.4% 5/15/19	1,957	1,508
3.9% 5/15/24	2,064	1,319
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	7,170
4.375% 10/15/20	5,808	5,373
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	789
Kinder Morgan Energy Partners LP 3.95% 9/1/22	4,460	4,032
Kinder Morgan, Inc. 2% 12/1/17	2,620	2,502
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,420
Motiva Enterprises LLC 5.75% 1/15/20 (f)	1,252	1,290
MPLX LP 4% 2/15/25	1,190	903
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,714
Nexen, Inc. 6.2% 7/30/19	2,252	2,498
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	25,903
Petrobras Global Finance BV:
2.2382% 5/20/16 (g)	6,590	6,549
3% 1/15/19	18,609	14,748
3.25% 3/17/17	21,613	20,943
4.375% 5/20/23	4,137	2,819
4.875% 3/17/20	23,870	18,263
5.625% 5/20/43	22,261	12,933
7.25% 3/17/44	30,172	19,657
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	47,072	35,304
5.75% 1/20/20	17,949	14,359
5.875% 3/1/18	3,468	3,253
7.875% 3/15/19	7,382	6,662
Petroleos Mexicanos:
3.5% 7/18/18	8,047	7,987
3.5% 7/23/20 (f)	8,815	8,308
3.5% 1/30/23	5,005	4,332
4.5% 1/23/26 (f)	11,915	10,604
4.875% 1/24/22	1,430	1,372
4.875% 1/18/24	7,021	6,511
5.5% 1/21/21	13,423	13,555
5.5% 6/27/44	19,723	15,153
5.625% 1/23/46 (f)	11,673	9,061
6% 3/5/20	4,797	4,934
6.375% 1/23/45	26,396	22,897
6.5% 6/2/41	8,420	7,357
6.875% 8/4/26 (f)	13,000	13,462
8% 5/3/19	3,943	4,308
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,867
4.3% 4/1/22	6,383	6,510
Phillips 66 Partners LP 2.646% 2/15/20	652	605
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	1,940
Shell International Finance BV 4.375% 5/11/45	18,896	17,529
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	5,434
Southwestern Energy Co.:
3.3% 1/23/18	3,081	2,218
4.05% 1/23/20	5,591	3,606
4.95% 1/23/25	4,632	2,663
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,086
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,474
4.6% 6/15/21	1,816	1,856
Suncor Energy, Inc. 6.1% 6/1/18	623	639
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	3,734
4.55% 6/24/24	25,316	18,987
Western Gas Partners LP 5.375% 6/1/21	10,614	9,067
Williams Partners LP 4.3% 3/4/24	10,014	7,828
		498,182

TOTAL ENERGY		535,768

FINANCIALS - 8.6%
Banks - 4.2%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	6,350	6,334
4% 4/14/19 (f)	18,318	16,853
5.5% 7/12/20 (f)	21,376	19,880
5.75% 9/26/23 (f)	5,809	5,068
6.369% 6/16/18 (f)	12,537	12,606
6.5% 6/10/19 (f)	2,097	2,075
Bank of America Corp.:
1.35% 11/21/16	5,398	5,395
2.6% 1/15/19	57,427	57,698
3.875% 3/22/17	944	966
3.875% 8/1/25	5,598	5,745
3.95% 4/21/25	11,273	10,915
4% 1/22/25	2,766	2,690
4.2% 8/26/24	11,449	11,462
4.25% 10/22/26	6,748	6,684
4.45% 3/3/26	9,902	9,902
5.625% 10/14/16	22,550	23,129
5.75% 12/1/17	19,000	20,150
6.5% 8/1/16	1,220	1,247
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (f)	20,793	20,674
2.3% 3/5/20 (f)	10,090	10,022
Barclays PLC:
2% 3/16/18	16,700	16,376
2.75% 11/8/19	5,728	5,625
3.25% 1/12/21	8,790	8,474
4.375% 1/12/26	11,847	11,433
BB&T Corp. 3.95% 3/22/22	1,805	1,902
Capital One NA 2.95% 7/23/21	8,837	8,765
Citigroup, Inc.:
1.3% 11/15/16	663	663
1.55% 8/14/17	26,000	25,861
1.7% 4/27/18	8,422	8,332
1.75% 5/1/18	21,658	21,444
1.8% 2/5/18	17,419	17,303
1.85% 11/24/17	13,884	13,839
2.15% 7/30/18	17,815	17,751
2.5% 7/29/19	26,091	26,154
2.55% 4/8/19	24,266	24,339
3.875% 3/26/25	17,000	16,375
4.05% 7/30/22	17,500	17,834
4.3% 11/20/26	14,000	13,580
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,641
Credit Suisse AG 6% 2/15/18	17,158	18,165
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,161
3.75% 3/26/25	8,440	7,973
3.8% 9/15/22	13,270	13,005
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,530
Discover Bank 7% 4/15/20	4,144	4,672
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,337
3.5% 3/15/22	638	659
4.5% 6/1/18	584	615
5.45% 1/15/17	4,032	4,164
HBOS PLC 6.75% 5/21/18 (f)	560	602
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,361
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,979
Huntington National Bank:
1.7% 2/26/18	37,500	37,129
2.2% 4/1/19	3,200	3,173
2.4% 4/1/20	40,000	39,730
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	5,410	4,972
5.71% 1/15/26 (f)	13,365	12,734
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,508
3.875% 9/10/24	26,780	26,910
4.125% 12/15/26	113,135	114,778
KeyCorp. 5.1% 3/24/21	628	691
Rabobank Nederland 4.375% 8/4/25	13,516	13,593
Regions Bank 6.45% 6/26/37	12,100	14,503
Regions Financial Corp. 2% 5/15/18	7,953	7,882
Royal Bank of Canada 4.65% 1/27/26	10,184	10,272
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	62,570
6% 12/19/23	12,648	12,777
6.1% 6/10/23	9,334	9,451
6.125% 12/15/22	39,429	41,388
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,007
3.5% 1/20/17	4,862	4,944
The Toronto-Dominion Bank 1.625% 3/13/18	20,247	20,248
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,475
4.48% 1/16/24	6,481	6,889
		1,096,033
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,778
4.25% 2/15/24	2,464	2,539
Deutsche Bank AG 4.5% 4/1/25	27,715	23,492
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,582
2.55% 10/23/19	85,599	85,754
2.6% 4/23/20	1,000	996
2.625% 1/31/19	30,072	30,301
2.9% 7/19/18	10,319	10,463
5.95% 1/18/18	5,343	5,697
6.15% 4/1/18	3,993	4,304
6.25% 9/1/17	23,534	24,964
Lazard Group LLC:
4.25% 11/14/20	5,286	5,424
6.85% 6/15/17	1,319	1,387
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	32,487
Morgan Stanley:
1.875% 1/5/18	7,156	7,138
2.125% 4/25/18	18,100	18,095
2.5% 1/24/19	43,150	43,373
2.65% 1/27/20	2,659	2,655
4.875% 11/1/22	8,674	9,145
5.45% 1/9/17	52,060	53,772
5.625% 9/23/19	547	600
5.95% 12/28/17	301	321
6.625% 4/1/18	1,804	1,964
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	10,000	9,878
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,450
1.8% 3/26/18	12,466	12,473
2.375% 8/14/19	12,750	12,804
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	9,717	9,667
		449,503
Consumer Finance - 0.6%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,260
Discover Financial Services:
3.85% 11/21/22	2,701	2,666
5.2% 4/27/22	2,488	2,616
6.45% 6/12/17	13,316	13,964
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	18,986
2.145% 1/9/18	25,000	24,871
2.375% 3/12/19	19,600	19,277
2.875% 10/1/18	11,000	11,006
5% 5/15/18	10,000	10,462
5.875% 8/2/21	12,574	13,872
Hyundai Capital America:
1.45% 2/6/17 (f)	6,312	6,291
1.875% 8/9/16 (f)	1,605	1,608
2.125% 10/2/17 (f)	2,357	2,359
2.55% 2/6/19 (f)	6,671	6,692
2.875% 8/9/18 (f)	2,848	2,869
Synchrony Financial:
1.875% 8/15/17	1,554	1,537
3% 8/15/19	2,283	2,287
3.75% 8/15/21	8,466	8,514
4.25% 8/15/24	3,469	3,472
		158,609
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	5,986	5,567
IntercontinentalExchange, Inc.:
2.75% 12/1/20	3,082	3,133
3.75% 12/1/25	5,510	5,674
		14,374
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	5,658	5,759
3.35% 5/3/26	4,560	4,669
AFLAC, Inc. 2.4% 3/16/20	8,000	8,082
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,417
American International Group, Inc.:
3.3% 3/1/21	4,640	4,691
3.75% 7/10/25	14,847	14,571
4.875% 6/1/22	11,881	12,677
5.6% 10/18/16	5,560	5,714
Aon Corp.:
3.125% 5/27/16	4,743	4,765
5% 9/30/20	129	142
Five Corners Funding Trust 4.419% 11/15/23 (f)	9,345	9,672
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(g)	2,508	2,458
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	710
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	6,657
5% 6/1/21 (f)	8,525	9,196
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,295
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (f)	9,547	8,815
5.375% 12/1/41 (f)	1,612	1,770
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,075	7,050
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	5,965
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	5,528
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	7,670
6% 2/10/20 (f)	9,721	10,877
Prudential Financial, Inc.:
2.3% 8/15/18	888	890
4.5% 11/16/21	1,764	1,916
7.375% 6/15/19	2,520	2,906
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	8,440
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	8,243	8,383
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,938	1,948
4.125% 11/1/24 (f)	2,810	2,886
Unum Group:
3.875% 11/5/25	9,271	8,793
5.625% 9/15/20	3,860	4,227
5.75% 8/15/42	8,065	8,448
7.125% 9/30/16	2,076	2,139
		195,126
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,362
4.6% 4/1/22	2,035	2,169
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,760
American Tower Corp. 2.8% 6/1/20	8,000	7,948
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,925
Camden Property Trust 2.95% 12/15/22	2,417	2,374
CommonWealth REIT 5.875% 9/15/20	1,166	1,270
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,219
5% 7/1/25	4,089	4,124
DDR Corp.:
3.625% 2/1/25	3,723	3,542
4.25% 2/1/26	3,429	3,404
4.625% 7/15/22	4,470	4,645
4.75% 4/15/18	6,131	6,377
7.5% 4/1/17	8,836	9,326
9.625% 3/15/16	1,851	1,856
Digital Delta Holdings LLC:
3.4% 10/1/20 (f)	9,100	9,259
4.75% 10/1/25 (f)	6,539	6,618
Duke Realty LP:
3.625% 4/15/23	3,152	3,146
3.75% 12/1/24	2,549	2,538
3.875% 10/15/22	5,452	5,613
4.375% 6/15/22	3,753	3,954
5.95% 2/15/17	346	359
6.75% 3/15/20	1,339	1,535
8.25% 8/15/19	2,643	3,133
Equity One, Inc.:
3.75% 11/15/22	8,200	8,199
6% 9/15/17	876	924
ERP Operating LP 5.75% 6/15/17	899	943
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,260
HCP, Inc.:
3.15% 8/1/22	7,000	6,553
3.875% 8/15/24	13,000	12,210
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,593
4% 6/1/25	6,098	5,990
4.125% 4/1/19	13,700	14,313
4.7% 9/15/17	843	878
HRPT Properties Trust:
6.25% 6/15/17	996	1,025
6.65% 1/15/18	676	712
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,274
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	2,128	2,105
4.5% 4/1/27	34,977	33,042
4.95% 4/1/24	2,101	2,148
5.25% 1/15/26	10,420	10,551
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,533
5% 12/15/23	1,140	1,182
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,224
WP Carey, Inc. 4% 2/1/25	9,404	8,889
		213,004
Real Estate Management & Development - 0.5%
BioMed Realty LP 3.85% 4/15/16	11,312	11,323
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,257
4.1% 10/1/24	6,548	6,458
4.55% 10/1/29	6,548	6,536
4.95% 4/15/18	4,846	5,064
5.7% 5/1/17	309	321
6% 4/1/16	2,770	2,779
Digital Realty Trust LP:
3.95% 7/1/22	5,752	5,789
5.25% 3/15/21	4,138	4,531
Essex Portfolio LP 5.5% 3/15/17	3,921	4,068
Liberty Property LP:
3.375% 6/15/23	3,313	3,231
4.125% 6/15/22	3,219	3,323
4.75% 10/1/20	8,747	9,433
5.5% 12/15/16	2,529	2,602
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,514
3.15% 5/15/23	7,438	6,443
4.5% 4/18/22	2,016	1,963
7.75% 8/15/19	2,476	2,718
Mid-America Apartments LP:
4% 11/15/25	2,248	2,295
4.3% 10/15/23	1,248	1,320
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,362
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	4,226	4,357
Reckson Operating Partnership LP 6% 3/31/16	1,949	1,955
Regency Centers LP 5.875% 6/15/17	1,329	1,396
Tanger Properties LP:
3.75% 12/1/24	4,790	4,874
3.875% 12/1/23	2,716	2,786
6.125% 6/1/20	9,597	10,913
Ventas Realty LP:
1.25% 4/17/17	3,126	3,101
1.55% 9/26/16	1,068	1,068
3.5% 2/1/25	2,214	2,145
3.75% 5/1/24	7,900	7,894
4.125% 1/15/26	2,782	2,821
4.375% 2/1/45	1,322	1,190
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,035
4% 4/30/19	1,999	2,088
		143,953

TOTAL FINANCIALS		2,270,602

HEALTH CARE - 0.8%
Biotechnology - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,466
1.8% 5/14/18	21,902	21,840
3.2% 11/6/22	8,127	8,197
3.6% 5/14/25	12,082	12,317
Amgen, Inc. 1.25% 5/22/17	13,051	13,023
		61,843
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,946
4.75% 11/15/21	17,355	18,584
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,095
4.25% 10/15/19	20,200	20,806
4.75% 5/1/23	375	381
5.875% 3/15/22	450	483
6.5% 2/15/20	12,966	14,362
McKesson Corp. 2.284% 3/15/19	6,400	6,423
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,270
UnitedHealth Group, Inc.:
3.35% 7/15/22	3,113	3,255
3.75% 7/15/25	8,581	9,131
WellPoint, Inc. 1.875% 1/15/18	195	195
		92,931
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,739
2.4% 2/1/19	1,100	1,104
3.3% 2/15/22	13,389	13,389
		16,232
Pharmaceuticals - 0.2%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,881
2.45% 6/15/19	3,839	3,850
3% 3/12/20	7,106	7,228
3.45% 3/15/22	12,371	12,641
Mylan, Inc. 1.35% 11/29/16	2,039	2,025
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,654
2.3% 11/8/18	1,780	1,751
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,736
3.9% 12/15/24	2,611	2,547
4.9% 12/15/44	1,145	1,100
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,151
Zoetis, Inc. 1.875% 2/1/18	992	981
		50,545

TOTAL HEALTH CARE		221,551

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,622
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	1,273	1,294
6.9% 7/2/19	238	242
Southwest Airlines Co. 2.75% 11/6/19	14,700	15,048
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,471	1,506
8.36% 1/20/19	936	966
		19,056
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,817
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,240
2.625% 9/4/18	8,396	8,147
3.75% 2/1/22	7,839	7,284
3.875% 4/1/21	6,320	6,115
4.25% 9/15/24	5,492	5,094
4.75% 3/1/20	5,518	5,615
		35,495

TOTAL INDUSTRIALS		61,990

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,268
6.55% 10/1/17	1,119	1,201
		2,469
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,145
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	18,876	19,050
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (f)	8,781	8,757
4.9% 10/15/25 (f)	8,781	8,330
6.35% 10/15/45 (f)	8,781	7,490
		43,627

TOTAL INFORMATION TECHNOLOGY		47,241

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	3,645	3,599
6.75% 10/19/75 (f)(g)	9,054	8,794
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	8,722	8,766
4.5% 8/13/23 (Reg. S)	10,600	10,613
4.875% 11/4/44 (f)	2,152	1,860
4.875% 11/4/44 (Reg. S)	5,050	4,364
		37,996
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 2.45% 6/30/20	5,759	5,736
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	72
CenturyLink, Inc.:
5.15% 6/15/17	487	499
6% 4/1/17	3,467	3,578
6.15% 9/15/19	4,463	4,586
Embarq Corp. 7.995% 6/1/36	53,896	51,201
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,954
4.5% 9/15/20	45,631	49,625
5.012% 8/21/54	23,143	21,524
6.1% 4/15/18	4,897	5,321
6.25% 4/1/37	4,611	5,164
6.4% 9/15/33	6,073	7,078
6.55% 9/15/43	26,871	32,584
		196,922
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	371	373

TOTAL TELECOMMUNICATION SERVICES		197,295

UTILITIES - 0.9%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	1,518	1,610
American Transmission Systems, Inc. 5% 9/1/44 (f)	933	936
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,205
6.4% 9/15/20 (f)	14,254	16,274
Edison International 3.75% 9/15/17	4,499	4,635
Entergy Corp. 4% 7/15/22	8,700	9,137
Eversource Energy 1.45% 5/1/18	1,676	1,656
Exelon Corp.:
1.55% 6/9/17	1,687	1,679
3.95% 6/15/25 (f)	7,948	8,046
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,039
4.25% 3/15/23	27,079	28,268
7.375% 11/15/31	43,919	54,584
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	12,874
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	13,880
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,086
Nevada Power Co. 6.5% 8/1/18	2,642	2,925
NV Energy, Inc. 6.25% 11/15/20	1,957	2,264
Pennsylvania Electric Co. 6.05% 9/1/17	618	657
Progress Energy, Inc. 4.4% 1/15/21	405	432
TECO Finance, Inc.:
4% 3/15/16	1,828	1,830
5.15% 3/15/20	164	179
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	6,952
		188,148
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	361
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,315
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,366
		4,042
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9031% 9/30/66 (g)	20,448	13,742
7.5% 6/30/66 (g)	5,485	4,594
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,145
6.4% 3/15/18	1,206	1,308
6.8% 1/15/19	4,065	4,533
PG&E Corp. 2.4% 3/1/19	931	940
Puget Energy, Inc. 6% 9/1/21	813	926
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,882	3,613
		36,801

TOTAL UTILITIES		228,991

TOTAL NONCONVERTIBLE BONDS
(Cost $4,201,334)		4,113,544

U.S. Government and Government Agency Obligations - 6.1%
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$117,938	$109,805
1.375% 2/15/44	98,943	107,090
U.S. Treasury Inflation-Indexed Notes:
0.25% 1/15/25	63,026	62,496
0.625% 1/15/26	100,000	102,665

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		382,056

U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 3/10/16 to 5/5/16 (h)	8,510	8,508
U.S. Treasury Bonds:
3% 5/15/45	193,725	209,170
3% 11/15/45	62,886	67,964
U.S. Treasury Notes:
0.875% 11/30/17	504,120	504,848
1.5% 2/28/23	175,511	175,285
1.75% 12/31/20	121,932	124,885
2% 8/15/25	6,300	6,442
2.125% 5/15/25 (i)	119,672	123,688

TOTAL U.S. TREASURY OBLIGATIONS		1,220,790

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,582,284)		1,602,846

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 0.7%
2.302% 6/1/36 (g)	154	161
2.5% 9/1/27 to 4/1/43	11,540	11,829
2.628% 7/1/37 (g)	267	282
3% 1/1/43 to 8/1/45	21,747	22,397
3.5% 9/1/29 to 12/1/45	51,073	53,920
4% 11/1/31 to 12/1/45	25,903	27,836
4% 3/1/46 (j)	4,000	4,268
4% 3/1/46 (j)	1,100	1,174
4% 3/1/46 (j)	300	320
4% 3/1/46 (j)	800	854
4.5% 12/1/23 to 4/1/45	15,884	17,310
5% 6/1/39 to 11/1/44	11,187	12,419
5.5% 9/1/24 to 9/1/41	15,704	17,580
6% 6/1/35 to 8/1/37	4,018	4,618
6.5% 7/1/32 to 8/1/36	820	965

TOTAL FANNIE MAE		175,933

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	17,803	18,286
3.25% 10/1/35 (g)	147	156
3.5% 4/1/43 to 6/1/45	19,311	20,255
4% 6/1/24 to 2/1/46 (j)	25,540	27,399
4.5% 7/1/25 to 4/1/41	10,331	11,234
5% 3/1/19 to 7/1/41	4,200	4,631
5.5% 1/1/34 to 3/1/40	1,008	1,140
6% 7/1/37 to 8/1/37	249	285
6.5% 3/1/36	630	743

TOTAL FREDDIE MAC		84,129

Ginnie Mae - 0.2%
3% 12/20/42 to 12/20/45	3,213	3,335
3.5% 12/20/41 to 8/20/45	25,265	26,725
4% 9/20/40 to 7/20/45	11,669	12,493
4% 3/1/46 (j)	350	374
4.5% 4/20/41	2,402	2,598
5% 5/15/39	914	1,021
5.5% 12/15/31 to 1/15/39	2,071	2,338

TOTAL GINNIE MAE		48,884

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $304,649)		308,946

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (g)	$729	$651
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (g)	269	256
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,426
Class D, 3.31% 10/8/19	880	898
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (g)	50	46
Series 2004-R2 Class M3, 1.2608% 4/25/34 (g)	99	72
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (g)	53	47
Series 2004-W11 Class M2, 1.4858% 11/25/34 (g)	616	592
Series 2004-W7 Class M1, 1.2608% 5/25/34 (g)	1,548	1,415
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (g)	1,255	445
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (g)	1,827	1,586
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (g)	18	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (g)	1,978	1,346
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (g)	69	61
Series 2004-4 Class M2, 1.2308% 6/25/34 (g)	108	97
Series 2004-7 Class AF5, 5.868% 1/25/35	1,574	1,631
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (g)	43	37
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (g)	319	301
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (g)	11	9
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (g)	1,041	903
Class M4, 1.4465% 1/25/35 (g)	381	205
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (f)(g)	2,308	2,043
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (f)(g)	630	597
Class B, 0.7105% 11/15/34 (f)(g)	227	200
Class C, 0.8105% 11/15/34 (f)(g)	378	327
Class D, 1.1805% 11/15/34 (f)(g)	144	119
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (g)	263	242
Series 2003-3 Class M1, 1.7258% 8/25/33 (g)	481	447
Series 2003-5 Class A2, 1.1358% 12/25/33 (g)	36	33
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (g)	1,642	1,053
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (f)(g)	2,593	2,415
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (g)	2,739	1,231
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (g)	54	54
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (g)	91	90
Series 2006-A Class 2C, 1.7531% 3/27/42 (g)	2,909	1,492
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (g)	344	11
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (g)	113	94
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (g)	268	251
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (g)	135	134
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (g)	1,626	1,557
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (g)	63	55
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (g)	269	240
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (g)	184	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (g)	1,566	1,426
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (g)	585	533
Class M4, 2.6015% 9/25/34 (g)	750	506
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (g)	1,620	1,423
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (g)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-1 Class C, 2.36% 4/15/20	9,000	9,029
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,430
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,561
Class C, 2.13% 8/17/20	22,594	22,598
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,674
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (g)	795	732
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (g)	619	603
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (g)	45	38
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (g)	32	27
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (f)(g)	2,206	1,081
TOTAL ASSET-BACKED SECURITIES
(Cost $88,164)		95,382

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (g)	1,048	1,006
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	2,276	2,241
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (g)	441	423
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (g)	1,076	924
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (g)	372	341
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (g)	754	667
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (g)	945	894
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (f)(g)	355	316
Class B6, 3.2735% 6/10/35 (f)(g)	75	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (g)	24	24
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (g)	97	95
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6265% 9/25/36 (g)	1,402	1,339
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (g)	1,944	1,863

TOTAL PRIVATE SPONSOR		10,201

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	13,013	13,265
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,150)		23,466

Commercial Mortgage Securities - 2.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (g)(l)	255	2
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (g)	16,538	16,553
Series 2006-6 Class A3, 5.369% 10/10/45	452	452
Series 2007-2 Class A4, 5.79% 4/10/49 (g)	25,995	26,365
Series 2007-3 Class A4, 5.7423% 6/10/49 (g)	2,202	2,261
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,133	4,224
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.0255% 5/15/32 (f)(g)	7,236	6,991
Class C, 2.4755% 5/15/32 (f)(g)	6,417	6,203
Class D, 3.3255% 5/15/32 (f)(g)	3,365	3,132
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (f)(g)	31	28
Series 2005-3A:
Class A2, 0.8358% 11/25/35 (f)(g)	310	266
Class M1, 0.8758% 11/25/35 (f)(g)	41	34
Class M2, 0.9258% 11/25/35 (f)(g)	52	41
Class M3, 0.9458% 11/25/35 (f)(g)	46	35
Class M4, 1.0358% 11/25/35 (f)(g)	58	43
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (f)(g)	808	690
Class B1, 1.8358% 1/25/36 (f)(g)	34	24
Class M1, 0.8858% 1/25/36 (f)(g)	261	207
Class M2, 0.9058% 1/25/36 (f)(g)	78	60
Class M3, 0.9358% 1/25/36 (f)(g)	114	84
Class M4, 1.0458% 1/25/36 (f)(g)	63	46
Class M5, 1.0858% 1/25/36 (f)(g)	63	46
Class M6, 1.1358% 1/25/36 (f)(g)	67	49
Series 2006-1:
Class A2, 0.7958% 4/25/36 (f)(g)	126	107
Class M1, 0.8158% 4/25/36 (f)(g)	45	36
Class M2, 0.8358% 4/25/36 (f)(g)	48	37
Class M3, 0.8558% 4/25/36 (f)(g)	41	32
Class M4, 0.9558% 4/25/36 (f)(g)	23	18
Class M5, 0.9958% 4/25/36 (f)(g)	23	16
Class M6, 1.0758% 4/25/36 (f)(g)	45	31
Series 2006-2A:
Class M1, 0.7458% 7/25/36 (f)(g)	109	85
Class M2, 0.7658% 7/25/36 (f)(g)	77	59
Class M3, 0.7858% 7/25/36 (f)(g)	64	49
Class M4, 0.8558% 7/25/36 (f)(g)	43	33
Class M5, 0.9058% 7/25/36 (f)(g)	53	39
Series 2006-3A Class M4, 0.8658% 10/25/36 (f)(g)	34	4
Series 2006-4A:
Class A2, 0.7058% 12/25/36 (f)(g)	2,432	2,067
Class M1, 0.7258% 12/25/36 (f)(g)	162	123
Class M2, 0.7458% 12/25/36 (f)(g)	108	75
Class M3, 0.7758% 12/25/36 (f)(g)	109	65
Series 2007-1 Class A2, 0.7058% 3/25/37 (f)(g)	477	403
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (f)(g)	498	418
Class A2, 0.7558% 7/25/37 (f)(g)	467	370
Class M1, 0.8058% 7/25/37 (f)(g)	163	124
Class M2, 0.8458% 7/25/37 (f)(g)	90	63
Class M3, 0.9258% 7/25/37 (f)(g)	69	43
Series 2007-3:
Class A2, 0.7258% 7/25/37 (f)(g)	497	396
Class M1, 0.7458% 7/25/37 (f)(g)	99	74
Class M2, 0.7758% 7/25/37 (f)(g)	106	75
Class M3, 0.8058% 7/25/37 (f)(g)	166	81
Class M4, 0.9358% 7/25/37 (f)(g)	261	126
Class M5, 1.0358% 7/25/37 (f)(g)	127	27
Series 2007-4A Class M1, 1.3716% 9/25/37 (f)(g)	141	35
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	1,076	40
Series 2006-3A, Class IO, 0% 10/25/36 (f)(g)(l)	15,522	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (g)	604	620
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,724	5,951
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (f)(g)	199	191
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (f)(g)	2,953	2,767
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8982% 12/10/49 (g)	4,371	4,500
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,384	1,393
Series 2007-CD4 Class A4, 5.322% 12/11/49	8,951	9,147
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2805% 4/15/17 (f)(g)	138	137
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,157	1,162
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	25	25
Series 2007-C3 Class A4, 5.8888% 6/15/39 (g)	457	469
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	877	905
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (f)(g)(l)	1	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (f)(g)	1,574	1,519
Class C, 2.677% 3/15/17 (f)(g)	1,534	1,467
Class D, 3.627% 3/15/17 (f)(g)	2,321	2,201
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (f)(g)	7,930	7,874
Class CFX, 3.3822% 12/15/19 (f)(g)	6,656	6,475
Class DFX, 3.3822% 12/15/19 (f)(g)	5,641	5,334
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	21,243	21,577
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,571	29,180
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (g)	3,160	3,167
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,378	2,404
Class A4, 5.56% 11/10/39	13,982	14,095
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,380	1,376
Class DFX, 4.4065% 11/5/30 (f)	12,899	12,859
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0805% 4/15/27 (f)(g)	2,117	2,051
Class D, 2.6805% 4/15/27 (f)(g)	4,512	4,323
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,140	2,151
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,249	7,342
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	2,365	2,382
Class A4, 5.399% 5/15/45	460	462
Series 2006-LDP9 Class A3, 5.336% 5/15/47	10,396	10,560
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,849	3,927
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (g)	4,512	4,639
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (g)	34,884	35,580
Series 2007-LDPX Class A3, 5.42% 1/15/49	16,709	17,037
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (g)	2,342	2,344
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	72	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (g)	3,221	3,334
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	577	583
Series 2006-C7 Class A2, 5.3% 11/15/38	162	164
Series 2007-C1 Class A4, 5.424% 2/15/40	3,831	3,904
Series 2007-C2 Class A3, 5.43% 2/15/40	2,373	2,420
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,281	1,309
Series 2007-C7 Class A3, 5.866% 9/15/45	2,905	3,061
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (f)(g)	345	345
Series 2008-C1 Class A4, 5.69% 2/12/51	1,982	2,081
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	7,184	7,318
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	10,897	11,147
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	4,159	4,300
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,314	369
Series 2007-8 Class A3, 6.0719% 8/12/49 (g)	1,132	1,175
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (f)(g)	393	388
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (f)(g)	306	306
Class E, 0.6755% 10/15/20 (f)(g)	916	916
Class F, 0.7255% 10/15/20 (f)(g)	550	550
Class G, 0.7655% 10/15/20 (f)(g)	680	680
Class H, 0.8555% 10/15/20 (f)(g)	428	428
Class J, 1.0055% 10/15/20 (f)(g)	247	239
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	72	72
Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (g)	25,674	26,595
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,231
Class AAB, 5.654% 4/15/49	713	718
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	167	51
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	37,013	37,904
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	47,848
Class A5, 5.5% 4/15/47	5,339	5,495
Series 2007-C32 Class A3, 5.8991% 6/15/49 (g)	4,600	4,699
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (g)	27,196	28,089
Class A5, 6.1491% 2/15/51 (g)	870	914
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	11,793	11,848
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,942	3,683
Class D, 5.513% 12/15/43 (g)	2,102	1,914
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $537,765)		528,658

Municipal Securities - 1.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,800
7.3% 10/1/39	18,960	26,992
7.5% 4/1/34	8,780	12,599
7.55% 4/1/39	21,130	31,364
7.625% 3/1/40	2,920	4,345
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,371
Series 2010 C1, 7.781% 1/1/35	13,980	15,164
Series 2012 B, 5.432% 1/1/42	6,845	5,660
6.05% 1/1/29	475	475
6.314% 1/1/44	14,335	12,972
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,333
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,370	4,480
4.95% 6/1/23	8,975	9,345
5.1% 6/1/33	109,615	101,910
Series 2010 5, 6.2% 7/1/21	4,120	4,488
Series 2010-1, 6.63% 2/1/35	17,960	19,457
Series 2010-3:
5.547% 4/1/19	185	197
6.725% 4/1/35	10,580	11,592
7.35% 7/1/35	5,140	5,652
Series 2011:
4.961% 3/1/16	580	580
5.365% 3/1/17	215	222
5.665% 3/1/18	9,625	10,163
5.877% 3/1/19	26,600	28,752
Series 2013, 4% 12/1/20	7,040	7,213
TOTAL MUNICIPAL SECURITIES
(Cost $355,051)		356,126

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21	$3,000	$2,925
Italian Republic 5.375% 6/12/17	4,630	4,848
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,899)		7,773

Bank Notes - 0.4%
Bank of America NA:
1.65% 3/26/18	$11,537	$11,490
5.3% 3/15/17	16,651	17,215
Capital One NA 1.65% 2/5/18	8,000	7,898
Discover Bank:
(Delaware) 3.2% 8/9/21	9,774	9,708
3.1% 6/4/20	11,505	11,443
8.7% 11/18/19	745	854
Huntington National Bank 1.3% 11/20/16	4,131	4,131
Marshall & Ilsley Bank 5% 1/17/17	10,492	10,768
Regions Bank 7.5% 5/15/18	13,814	15,226
Wachovia Bank NA 6% 11/15/17	8,083	8,675
TOTAL BANK NOTES
(Cost $96,462)		97,408

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (Cost $1,362)(g)(m)	$1,204	$1,215
	Shares	Value (000s)

Fixed-Income Funds - 8.9%
Fidelity High Income Central Fund 2 (n)	6,372,306	632,388
Fidelity Mortgage Backed Securities Central Fund (n)	15,599,370	1,717,179
TOTAL FIXED-INCOME FUNDS
(Cost $2,293,741)		2,349,567

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.40% (o)	281,347,360	281,347
Fidelity Securities Lending Cash Central Fund, 0.44% (o)(p)	142,232,963	142,233
TOTAL MONEY MARKET FUNDS
(Cost $423,580)		423,580
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $24,824,313)		26,399,726
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(115,600)
NET ASSETS - 100%		$26,284,126

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(100)	$(105)
4% 3/1/46	(1,100)	(1,174)
4% 3/1/46	(1,100)	(1,174)
4% 3/1/46	(300)	(320)
4% 3/1/46	(300)	(320)
4.5% 3/1/46	(5,800)	(6,299)

TOTAL FANNIE MAE		(9,392)

Freddie Mac
4% 3/1/46	(300)	(320)
4% 3/1/46	(200)	(213)
4% 3/1/46	(2,100)	(2,238)

TOTAL FREDDIE MAC		(2,771)

Ginnie Mae
4% 3/1/46	(350)	(373)
TOTAL TBA SALE COMMITMENTS
(Proceeds $12,523)		$(12,536)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
780 CME E-mini S&P 500 Index Contracts (United States)	March 2016	$75,251	$(30)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD $115	$(110)	$0	$(110)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,318,000 or 0.1% of net assets.

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $585,763,000 or 2.2% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,907,000.

 (i) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $124,000.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$708
Fidelity High Income Central Fund 2	21,803
Fidelity Mortgage Backed Securities Central Fund	20,148
Fidelity Securities Lending Cash Central Fund	796
Total	$43,455

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$699,679	$--	$--	$632,388	83.3%
Fidelity Mortgage Backed Securities Central Fund	1,563,842	289,727	150,041	1,717,179	29.6%
Total	$2,263,521	$289,727	$150,041	$2,349,567

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Opower, Inc.	$25,294	$976	$--	$--	$23,978
Total	$25,294	$976	$--	$--	$23,978

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,302,721	$2,287,020	$--	$15,701
Consumer Staples	1,741,220	1,741,220	--	--
Energy	1,088,626	1,088,626	--	--
Financials	2,552,561	2,552,561	--	--
Health Care	2,413,838	2,413,838	--	--
Industrials	1,572,927	1,572,927	--	--
Information Technology	3,194,114	3,183,216	9,281	1,617
Materials	619,063	619,063	--	--
Telecommunication Services	437,751	437,751	--	--
Utilities	568,394	568,394	--	--
Corporate Bonds	4,113,544	--	4,113,544	--
U.S. Government and Government Agency Obligations	1,602,846	--	1,602,846	--
U.S. Government Agency - Mortgage Securities	308,946	--	308,946	--
Asset-Backed Securities	95,382	--	90,668	4,714
Collateralized Mortgage Obligations	23,466	--	23,466	--
Commercial Mortgage Securities	528,658	--	528,603	55
Municipal Securities	356,126	--	356,126	--
Foreign Government and Government Agency Obligations	7,773	--	7,773	--
Bank Notes	97,408	--	97,408	--
Preferred Securities	1,215	--	1,215	--
Fixed-Income Funds	2,349,567	2,349,567	--	--
Money Market Funds	423,580	423,580	--	--
Total Investments in Securities:	$26,399,726	$19,237,763	$7,139,876	$22,087
Derivative Instruments:
Liabilities
Futures Contracts	$(30)	$(30)	$--	$--
Swaps	(110)	--	(110)	--
Total Liabilities	$(140)	$(30)	$(110)	$--
Total Derivative Instruments:	$(140)	$(30)	$(110)	$--
Other Financial Instruments:
TBA Sale Commitments	$(12,536)	$--	$(12,536)	$--
Total Other Financial Instruments:	$(12,536)	$--	$(12,536)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps(a)	$0	$(110)
Total Credit Risk	0	(110)
Equity Risk
Futures Contracts(b)	0	(30)
Total Equity Risk	0	(30)
Total Value of Derivatives	$0	$(140)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	14.3%
AAA,AA,A	5.7%
BBB	10.9%
BB	3.1%
B	1.9%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.0%
Equities	62.7%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
United Kingdom	1.9%
Ireland	1.9%
Netherlands	1.3%
Others (Individually Less Than 1%)	6.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $136,874) — See accompanying schedule: Unaffiliated issuers (cost $22,059,659)	$23,602,601
Fidelity Central Funds (cost $2,717,321)	2,773,147
Other affiliated issuers (cost $47,333)	23,978
Total Investments (cost $24,824,313)		$26,399,726
Cash		2,252
Receivable for investments sold		221,294
Receivable for TBA sale commitments		12,523
Receivable for fund shares sold		34,326
Dividends receivable		19,638
Interest receivable		60,728
Distributions receivable from Fidelity Central Funds		7,458
Prepaid expenses		40
Other receivables		1,113
Total assets		26,759,098
Liabilities
Payable for investments purchased
Regular delivery	$275,058
Delayed delivery	6,981
TBA sale commitments, at value	12,536
Payable for fund shares redeemed	25,109
Bi-lateral OTC swaps, at value	110
Accrued management fee	8,663
Payable for daily variation margin for derivative instruments	515
Other affiliated payables	2,778
Other payables and accrued expenses	989
Collateral on securities loaned, at value	142,233
Total liabilities		474,972
Net Assets		$26,284,126
Net Assets consist of:
Paid in capital		$24,710,101
Undistributed net investment income		92,484
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(93,595)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,575,136
Net Assets		$26,284,126
Balanced:
Net Asset Value, offering price and redemption price per share ($19,038,343 ÷ 940,527 shares)		$20.24
Class K:
Net Asset Value, offering price and redemption price per share ($7,245,783 ÷ 357,939 shares)		$20.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016
Investment Income
Dividends		$130,340
Interest		132,250
Income from Fidelity Central Funds		43,455
Total income		306,045
Expenses
Management fee	$54,746
Transfer agent fees	15,941
Accounting and security lending fees	1,127
Custodian fees and expenses	197
Independent trustees' compensation	61
Registration fees	143
Audit	84
Legal	56
Miscellaneous	78
Total expenses before reductions	72,433
Expense reductions	(484)	71,949
Net investment income (loss)		234,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221,906
Fidelity Central Funds	(690)
Foreign currency transactions	(21)
Futures contracts	(20,337)
Swaps	2
Total net realized gain (loss)		200,860
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,276,796)
Assets and liabilities in foreign currencies	(18)
Futures contracts	7,266
Swaps	(2)
Delayed delivery commitments	118
Total change in net unrealized appreciation (depreciation)		(1,269,432)
Net gain (loss)		(1,068,572)
Net increase (decrease) in net assets resulting from operations		$(834,476)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,096	$454,684
Net realized gain (loss)	200,860	2,113,928
Change in net unrealized appreciation (depreciation)	(1,269,432)	(2,351,977)
Net increase (decrease) in net assets resulting from operations	(834,476)	216,635
Distributions to shareholders from net investment income	(249,344)	(425,205)
Distributions to shareholders from net realized gain	(1,577,139)	(2,093,189)
Total distributions	(1,826,483)	(2,518,394)
Share transactions - net increase (decrease)	1,073,901	3,226,641
Total increase (decrease) in net assets	(1,587,058)	924,882
Net Assets
Beginning of period	27,871,184	26,946,302
End of period (including undistributed net investment income of $92,484 and undistributed net investment income of $107,732, respectively)	$26,284,126	$27,871,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17	$16.27
Income from Investment Operations
Net investment income (loss)A	.18	.37	.38	.36	.37	.35
Net realized and unrealized gain (loss)	(.81)	(.23)	3.68	1.88	1.76	1.91
Total from investment operations	(.63)	.14	4.06	2.24	2.13	2.26
Distributions from net investment income	(.19)	(.35)	(.38)	(.34)	(.35)	(.35)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–	(.01)
Total distributions	(1.46)	(2.21)	(1.51)	(.34)	(.35)	(.36)
Net asset value, end of period	$20.24	$22.33	$24.40	$21.85	$19.95	$18.17
Total ReturnB,C	(3.08)%	.86%	19.46%	11.32%	11.89%	13.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.56%	.56%	.58%	.60%	.61%
Expenses net of fee waivers, if any	.55%F	.55%	.56%	.58%	.60%	.61%
Expenses net of all reductions	.55%F	.55%	.56%	.57%	.59%	.60%
Net investment income (loss)	1.68%F	1.59%	1.65%	1.72%	1.98%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$19,038	$20,176	$19,574	$16,342	$15,016	$15,602
Portfolio turnover rateG	75%F	128%	176%	244%H	155%	193%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17	$16.27
Income from Investment Operations
Net investment income (loss)A	.19	.39	.40	.39	.40	.38
Net realized and unrealized gain (loss)	(.81)	(.23)	3.69	1.87	1.76	1.90
Total from investment operations	(.62)	.16	4.09	2.26	2.16	2.28
Distributions from net investment income	(.20)	(.37)	(.40)	(.36)	(.38)	(.38)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–	(.01)
Total distributions	(1.47)	(2.23)	(1.54)B	(.36)	(.38)	(.38)C
Net asset value, end of period	$20.24	$22.33	$24.40	$21.85	$19.95	$18.17
Total ReturnD,E	(3.03)%	.95%	19.59%	11.45%	12.03%	14.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46%H	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	1.78%H	1.68%	1.75%	1.83%	2.10%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$7,246	$7,695	$7,372	$6,330	$5,603	$4,102
Portfolio turnover rateI	75%H	128%	176%	244%J	155%	193%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,107,658
Gross unrealized depreciation	(1,568,598)
Net unrealized appreciation (depreciation) on securities	$1,539,060
Tax cost	$24,860,666

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $15,701 representing .06% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$2	$(2)
Equity Risk
Futures Contracts	(20,337)	7,266
Totals(a)	$(20,335)	$7,264

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,729,407 and $8,068,153, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$14,176.14
Class K	1,765.05
	$ 15,941

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $143 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,637. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $423. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $796 (including $215 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $378 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $101.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Balanced	$178,463	$303,000
Class K	70,881	122,205
Total	$249,344	$425,205
From net realized gain
Balanced	$1,142,625	$1,516,480
Class K	434,514	576,709
Total	$1,577,139	$2,093,189

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Balanced
Shares sold	68,453	182,518	$1,446,502	$4,227,779
Reinvestment of distributions	59,629	78,512	1,262,232	1,742,367
Shares redeemed	(91,207)	(159,620)	(1,913,263)	(3,698,442)
Net increase (decrease)	36,875	101,410	$795,471	$2,271,704
Class K
Shares sold	28,047	82,743	$589,821	$1,923,309
Reinvestment of distributions	23,887	31,486	505,395	698,914
Shares redeemed	(38,614)	(71,743)	(816,786)	(1,667,286)
Net increase (decrease)	13,320	42,486	$278,430	$954,937

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Balanced	.55%
Actual		$1,000.00	$969.20	$2.69
Hypothetical-C		$1,000.00	$1,022.13	$2.77
Class K	.46%
Actual		$1,000.00	$969.70	$2.25
Hypothetical-C		$1,000.00	$1,022.58	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-SANN-0416
1.471161.118

Fidelity® Balanced Fund Class K Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.0	1.6
Danaher Corp.	1.5	1.3
AMETEK, Inc.	1.4	1.1
Roper Technologies, Inc.	1.4	1.1
Apple, Inc.	1.4	2.1
	7.7

Top Five Bond Issuers as of February 29, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.1	5.4
Fannie Mae	4.0	3.9
Freddie Mac	2.0	1.7
Ginnie Mae	1.6	1.3
Citigroup, Inc.	1.1	1.3
	14.8

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	18.8
Information Technology	12.4	12.1
Health Care	10.3	11.1
Consumer Discretionary	10.3	10.6
Consumer Staples	7.8	6.9

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks and Equity Futures	63.0%
Bonds	35.7%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.3%

As of August 31, 2015*
Stocks and Equity Futures	64.7%
Bonds	34.0%
Convertible Securities	0.2%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 10.7%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 62.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.3%
Delphi Automotive PLC	1,191,800	$79,469
Automobiles - 0.3%
Tesla Motors, Inc. (a)	343,100	65,851
Diversified Consumer Services - 0.2%
2U, Inc. (a)	1,176,247	26,289
H&R Block, Inc.	1,136,000	37,352
		63,641
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	5,386,400	111,929
Las Vegas Sands Corp.	936,700	45,224
Starbucks Corp.	2,242,174	130,517
Tuniu Corp. Class A sponsored ADR (a)	629,400	6,646
		294,316
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	168,300	9,706
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	500,600	276,592
Media - 2.0%
Charter Communications, Inc. Class A (a)(b)	756,700	135,873
Comcast Corp. Class A	236,800	13,670
ITV PLC	24,474,300	84,684
Legend Pictures LLC (a)(c)(d)	8,571	15,701
Manchester United PLC	1,130,315	16,073
MDC Partners, Inc. Class A	2,362,099	50,360
The Walt Disney Co.	2,193,400	209,514
		525,875
Multiline Retail - 0.2%
B&M European Value Retail S.A.	15,461,831	61,312
Specialty Retail - 2.4%
AutoZone, Inc. (a)	109,872	85,104
Home Depot, Inc.	1,582,944	196,475
L Brands, Inc.	1,799,403	152,571
Ross Stores, Inc.	2,150,555	118,238
TJX Companies, Inc.	903,548	66,953
		619,341
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	2,984,050	183,788
VF Corp.	1,886,500	122,830
		306,618

TOTAL CONSUMER DISCRETIONARY		2,302,721

CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	500,900	70,842
Monster Beverage Corp.	458,700	57,567
The Coca-Cola Co.	6,002,961	258,908
		387,317
Food & Staples Retailing - 1.5%
CVS Health Corp.	2,044,685	198,682
Kroger Co.	2,864,608	114,327
Sprouts Farmers Market LLC (a)	656,600	18,700
Wal-Mart Stores, Inc.	312,490	20,731
Walgreens Boots Alliance, Inc.	125,200	9,883
Whole Foods Market, Inc.	1,251,876	39,196
		401,519
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)(b)	203,500	3,724
Mead Johnson Nutrition Co. Class A	974,349	71,868
The Hershey Co.	445,950	40,532
TreeHouse Foods, Inc. (a)	213,500	18,024
		134,148
Household Products - 0.9%
Colgate-Palmolive Co.	2,475,500	162,492
Procter & Gamble Co.	1,008,093	80,940
		243,432
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	678,832	61,998
Nu Skin Enterprises, Inc. Class A	512,921	15,639
		77,637
Tobacco - 1.9%
Altria Group, Inc.	3,873,813	238,511
British American Tobacco PLC sponsored ADR	1,744,300	189,501
Philip Morris International, Inc.	759,700	69,155
		497,167

TOTAL CONSUMER STAPLES		1,741,220

ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	1,390,000	59,589
Dril-Quip, Inc. (a)	331,969	18,009
Halliburton Co.	697,411	22,512
Independence Contract Drilling, Inc. (a)	1,082,133	4,166
Oceaneering International, Inc.	455,491	12,581
Schlumberger Ltd.	1,973,700	141,554
		258,411
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	1,794,702	68,109
Apache Corp.	1,110,500	42,510
Black Stone Minerals LP	1,217,900	15,138
Cabot Oil & Gas Corp.	1,588,550	31,978
Chevron Corp.	912,705	76,156
Cimarex Energy Co.	405,202	34,049
ConocoPhillips Co.	2,125,700	71,912
EOG Resources, Inc.	619,616	40,114
Exxon Mobil Corp.	1,167,478	93,573
Kinder Morgan, Inc.	261,600	4,732
Memorial Resource Development Corp. (a)	1,917,571	18,543
Newfield Exploration Co. (a)	995,900	27,118
Noble Energy, Inc.	2,397,230	70,718
Parsley Energy, Inc. Class A (a)	1,086,730	19,974
Phillips 66 Co.	969,317	76,954
Pioneer Natural Resources Co.	341,400	41,149
PrairieSky Royalty Ltd. (b)	1,401,837	22,825
SM Energy Co.	1,342,900	12,140
Suncor Energy, Inc. (b)	2,314,200	56,581
		824,273

TOTAL ENERGY		1,082,684

FINANCIALS - 9.7%
Banks - 3.9%
Bank of America Corp.	15,083,708	188,848
Citigroup, Inc.	4,432,212	172,191
Comerica, Inc.	1,225,400	41,394
FirstMerit Corp.	362,100	7,108
Huntington Bancshares, Inc.	7,083,900	61,984
JPMorgan Chase & Co.	5,097,154	286,970
M&T Bank Corp.	658,200	67,498
Regions Financial Corp.	3,476,700	26,145
Synovus Financial Corp.	881,820	23,448
U.S. Bancorp	3,497,247	134,714
Zions Bancorporation	1,255,200	26,761
		1,037,061
Capital Markets - 1.1%
Bank of New York Mellon Corp.	908,200	32,141
BlackRock, Inc. Class A	190,376	59,390
E*TRADE Financial Corp. (a)	1,403,149	32,918
Goldman Sachs Group, Inc.	676,400	101,142
Invesco Ltd.	812,913	21,737
Northern Trust Corp.	552,919	32,832
Oaktree Capital Group LLC Class A	286,697	13,159
		293,319
Consumer Finance - 1.5%
Capital One Financial Corp.	4,121,301	270,893
Discover Financial Services	565,800	26,264
Navient Corp.	3,538,934	38,327
OneMain Holdings, Inc. (a)	886,400	20,006
SLM Corp. (a)	5,826,034	34,024
		389,514
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	129	26,130
Class B (a)	562,700	75,497
Broadcom Ltd.	217,400	29,125
IntercontinentalExchange, Inc.	252,362	60,178
KBC Ancora	398,674	12,740
		203,670
Insurance - 1.0%
Chubb Ltd.	792,337	91,539
Direct Line Insurance Group PLC	5,007,244	27,083
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,000	10,045
Marsh & McLennan Companies, Inc.	1,356,477	77,387
MetLife, Inc.	952,647	37,687
Unum Group	616,200	17,580
		261,321
Real Estate Investment Trusts - 1.3%
Altisource Residential Corp. Class B	2,176,817	20,419
American Tower Corp.	240,500	22,174
Boston Properties, Inc.	329,497	37,609
Crown Castle International Corp.	105,345	9,112
Digital Realty Trust, Inc.	129,900	10,271
Duke Realty LP	1,382,300	28,586
Extra Space Storage, Inc.	249,700	20,513
FelCor Lodging Trust, Inc.	1,312,100	9,710
Outfront Media, Inc.	574,962	11,758
Store Capital Corp.	2,327,600	56,212
Sun Communities, Inc.	687,615	46,435
Ventas, Inc.	689,000	38,357
VEREIT, Inc.	2,543,900	20,402
		331,558
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,421,403	36,118

TOTAL FINANCIALS		2,552,561

HEALTH CARE - 9.2%
Biotechnology - 2.7%
AbbVie, Inc.	465,068	25,397
Alexion Pharmaceuticals, Inc. (a)	560,704	78,947
Amgen, Inc.	1,176,094	167,335
Biogen, Inc. (a)	409,985	106,358
BioMarin Pharmaceutical, Inc. (a)	329,598	26,984
Celgene Corp. (a)	1,072,400	108,130
Gilead Sciences, Inc.	1,343,428	117,214
Regeneron Pharmaceuticals, Inc. (a)	181,600	69,738
		700,103
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	2,332,900	90,377
Boston Scientific Corp. (a)	7,643,302	129,783
Edwards Lifesciences Corp. (a)	690,964	60,114
Medtronic PLC	3,074,224	237,914
The Cooper Companies, Inc.	179,637	25,681
Wright Medical Group NV (a)	1,187,800	20,300
		564,169
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	471,003	6,768
Cigna Corp.	827,860	115,578
HCA Holdings, Inc. (a)	163,353	11,306
Henry Schein, Inc. (a)	447,204	73,990
McKesson Corp.	532,348	82,844
UnitedHealth Group, Inc.	1,488,100	177,233
		467,719
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,282,300	47,894
Thermo Fisher Scientific, Inc.	631,597	81,596
		129,490
Pharmaceuticals - 2.1%
Allergan PLC (a)	755,143	219,075
Bristol-Myers Squibb Co.	3,304,141	204,625
Endo Health Solutions, Inc. (a)	806,700	33,728
Horizon Pharma PLC (a)	1,414,800	24,278
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,270,700	70,651
		552,357

TOTAL HEALTH CARE		2,413,838

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
United Technologies Corp.	1,554,300	150,176
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	680,903	77,575
Electrical Equipment - 1.5%
AMETEK, Inc.	8,123,348	377,005
SolarCity Corp. (a)	529,500	9,759
		386,764
Industrial Conglomerates - 2.9%
Danaher Corp.	4,322,466	385,867
Roper Technologies, Inc.	2,171,537	364,666
		750,533
Machinery - 0.1%
WABCO Holdings, Inc. (a)	400,817	37,797
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	1,987,952	144,802
WageWorks, Inc. (a)	364,000	17,534
		162,336
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	216,800	7,746

TOTAL INDUSTRIALS		1,572,927

INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 0.2%
Qualcomm, Inc.	1,289,344	65,486
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	220,895	17,805
Internet Software & Services - 4.6%
58.com, Inc. ADR (a)	116,618	6,181
Alibaba Group Holding Ltd. sponsored ADR (a)	1,764,700	121,429
Alphabet, Inc.:
Class A	33,400	23,955
Class C	744,424	519,417
Box, Inc. Class A (a)(b)	1,274,600	14,671
Cornerstone OnDemand, Inc. (a)	510,700	14,708
Cvent, Inc. (a)	1,807,935	35,309
Demandware, Inc. (a)	409,000	14,188
Facebook, Inc. Class A (a)	2,730,207	291,914
Just Dial Ltd.	1,152,567	9,031
LinkedIn Corp. Class A (a)	69,500	8,145
New Relic, Inc. (a)(b)	1,925,075	51,245
Opower, Inc. (a)(b)(e)	2,899,343	23,978
Shopify, Inc. Class A	178,094	3,986
Tencent Holdings Ltd.	507,200	9,281
Yahoo!, Inc. (a)	1,767,100	56,176
		1,203,614
IT Services - 0.7%
Alliance Data Systems Corp. (a)	14,264	2,997
Blackhawk Network Holdings, Inc. (a)	1,217,832	41,211
Cognizant Technology Solutions Corp. Class A (a)	229,900	13,100
Fidelity National Information Services, Inc.	76,700	4,468
Global Payments, Inc.	276,500	16,853
Sabre Corp.	949,021	25,766
Travelport Worldwide Ltd.	5,980,862	77,632
		182,027
Semiconductors & Semiconductor Equipment - 1.8%
Intersil Corp. Class A	1,505,360	19,223
Marvell Technology Group Ltd.	7,937,327	75,801
Maxim Integrated Products, Inc.	76,400	2,587
Micron Technology, Inc. (a)	792,911	8,429
NVIDIA Corp.	1,078,173	33,812
NXP Semiconductors NV (a)	1,401,600	99,850
Qorvo, Inc. (a)	4,637,717	209,068
Semtech Corp. (a)	1,413,100	27,075
		475,845
Software - 2.7%
Activision Blizzard, Inc.	805,190	25,500
Adobe Systems, Inc. (a)	579,667	49,359
Autodesk, Inc. (a)	3,942,190	203,969
Electronic Arts, Inc. (a)	1,503,000	96,553
Fleetmatics Group PLC (a)	345,753	12,485
HubSpot, Inc. (a)	336,224	14,007
Imperva, Inc. (a)	141,300	6,199
Microsoft Corp.	2,410,787	122,661
Mobileye NV (a)(b)	268,100	8,703
Salesforce.com, Inc. (a)	1,814,031	122,901
Tableau Software, Inc. (a)	398,700	18,201
Varonis Systems, Inc. (a)(b)	759,685	13,986
Workday, Inc. Class A (a)	157,000	9,491
Zendesk, Inc. (a)	1,178,162	21,560
		725,575
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	3,699,914	357,745
EMC Corp.	2,682,800	70,102
HP, Inc.	7,564,583	80,865
SanDisk Corp.	185,900	13,433
		522,145

TOTAL INFORMATION TECHNOLOGY		3,192,497

MATERIALS - 2.3%
Chemicals - 1.9%
CF Industries Holdings, Inc.	431,300	15,725
E.I. du Pont de Nemours & Co.	1,875,600	114,168
Eastman Chemical Co.	830,782	53,295
Ecolab, Inc.	2,143,010	219,766
LyondellBasell Industries NV Class A	232,022	18,610
Monsanto Co.	102,876	9,258
PPG Industries, Inc.	545,000	52,609
W.R. Grace & Co. (a)	467,501	32,136
		515,567
Construction Materials - 0.1%
Eagle Materials, Inc.	446,900	27,002
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	2,076,468	25,603
WestRock Co.	1,506,980	50,891
		76,494

TOTAL MATERIALS		619,063

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	6,168,464	227,925
Cogent Communications Group, Inc.	420,668	15,439
Frontier Communications Corp. (b)	542,900	2,937
inContact, Inc. (a)	1,600,681	14,838
Level 3 Communications, Inc. (a)	742,109	36,029
SBA Communications Corp. Class A (a)	27,300	2,590
Verizon Communications, Inc.	2,310,736	117,224
Zayo Group Holdings, Inc. (a)	273,400	6,474
		423,456
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	201,500	7,476
Telephone & Data Systems, Inc.	255,216	6,819
		14,295

TOTAL TELECOMMUNICATION SERVICES		437,751

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	635,727	43,331
Exelon Corp.	3,075,000	96,832
FirstEnergy Corp.	422,948	14,156
NextEra Energy, Inc.	1,031,900	116,419
PPL Corp.	1,821,100	63,720
		334,458
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	799,746	8,621
NRG Yield, Inc. Class C (b)	533,625	6,974
		15,595
Multi-Utilities - 0.8%
Avangrid, Inc.	226,700	8,794
Dominion Resources, Inc.	1,043,639	72,971
NiSource, Inc.	613,382	13,175
PG&E Corp.	970,729	55,069
Sempra Energy	708,031	68,332
		218,341

TOTAL UTILITIES		568,394

TOTAL COMMON STOCKS
(Cost $14,884,333)		16,483,656

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	416,700	5,942
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	281,270	1,617
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $25,539)		7,559
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 15.6%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	5,595	5,611
6.25% 10/2/43	921	901
6.6% 4/1/36	4,528	4,654
6.75% 4/1/46	7,595	7,941
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,773
3% 9/25/17	4,056	4,060
3.15% 1/15/20	19,000	18,566
3.25% 5/15/18	2,895	2,887
3.5% 7/10/19	41,541	41,535
4% 1/15/25	7,674	7,110
4.2% 3/1/21	10,665	10,681
4.25% 5/15/23	3,220	3,140
4.75% 8/15/17	3,095	3,172
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,829
		113,860
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	625
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,772
3.7% 1/30/26	4,539	4,738
4.7% 12/9/35	2,343	2,425
4.875% 12/9/45	3,677	3,864
		12,799
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	6,333	6,828
7.75% 12/1/45	9,421	11,875
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (f)	10,261	10,422
4.908% 7/23/25 (f)	6,898	7,061
Discovery Communications LLC 5.05% 6/1/20	204	214
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,075
3.85% 9/29/24	5,214	5,331
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,205
4.5% 9/15/42	1,681	1,374
5.5% 9/1/41	3,051	2,716
5.85% 5/1/17	1,829	1,899
5.875% 11/15/40	7,066	6,575
6.55% 5/1/37	29,485	29,703
6.75% 7/1/18	1,974	2,151
7.3% 7/1/38	7,024	7,412
8.25% 4/1/19	11,974	13,691
Time Warner, Inc. 2.1% 6/1/19	12,500	12,391
Viacom, Inc.:
2.5% 9/1/18	809	805
3.5% 4/1/17	264	267
		133,995

TOTAL CONSUMER DISCRETIONARY		261,279

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,217
3.3% 2/1/23	20,335	20,904
4.7% 2/1/36	19,253	20,189
4.9% 2/1/46	22,019	23,602
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	2,353	2,372
		86,284
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,694
3.875% 7/20/25	9,000	9,628
Kroger Co. 3.3% 1/15/21	6,190	6,476
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,961
3.3% 11/18/21	4,671	4,703
		29,462
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	572	613
ConAgra Foods, Inc. 1.9% 1/25/18	2,279	2,277
William Wrigley Jr. Co.:
1.4% 10/21/16(f)	3,710	3,711
2% 10/20/17 (f)	5,313	5,326
		11,927
Tobacco - 0.5%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,142
4% 1/31/24	3,615	3,887
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	8,553	8,779
4.25% 7/21/25 (f)	8,553	8,904
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,851
3.25% 6/12/20	1,695	1,763
4% 6/12/22	5,830	6,294
4.45% 6/12/25	12,834	13,939
4.85% 9/15/23	8,000	8,944
5.7% 8/15/35	2,194	2,477
5.85% 8/15/45	16,830	19,757
6.15% 9/15/43	14,000	16,592
6.75% 6/15/17	4,975	5,341
7.25% 6/15/37	7,569	9,488
		123,158

TOTAL CONSUMER STAPLES		250,831

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	4,689
5.35% 3/15/20 (f)	6,814	5,131
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,603
6.5% 4/1/20	2,608	2,632
Halliburton Co.:
3.8% 11/15/25	4,660	4,411
4.85% 11/15/35	4,069	3,557
5% 11/15/45	5,575	4,941
Noble Holding International Ltd.:
3.05% 3/1/16	914	914
4% 3/16/18	617	494
5.95% 4/1/25	3,936	1,989
6.95% 4/1/45	3,799	1,748
Transocean, Inc. 5.55% 12/15/16 (g)	4,522	4,477
		37,586
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	15,904
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,412
4.742% 3/11/21	6,000	6,395
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,606
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	5,911
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (f)	1,617	1,551
3.3% 6/1/20 (f)	7,911	7,408
4.5% 6/1/25 (f)	2,416	2,197
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	2,763
2.7% 4/1/19	5,369	4,403
3.875% 3/15/23	2,761	1,989
4.95% 4/1/22	1,267	959
5.6% 4/1/44	2,216	1,354
Duke Energy Field Services 6.45% 11/3/36 (f)	6,493	3,509
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,590
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	5,615	5,436
Enable Midstream Partners LP:
2.4% 5/15/19	1,957	1,508
3.9% 5/15/24	2,064	1,319
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	7,170
4.375% 10/15/20	5,808	5,373
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	789
Kinder Morgan Energy Partners LP 3.95% 9/1/22	4,460	4,032
Kinder Morgan, Inc. 2% 12/1/17	2,620	2,502
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,420
Motiva Enterprises LLC 5.75% 1/15/20 (f)	1,252	1,290
MPLX LP 4% 2/15/25	1,190	903
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,714
Nexen, Inc. 6.2% 7/30/19	2,252	2,498
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	25,903
Petrobras Global Finance BV:
2.2382% 5/20/16 (g)	6,590	6,549
3% 1/15/19	18,609	14,748
3.25% 3/17/17	21,613	20,943
4.375% 5/20/23	4,137	2,819
4.875% 3/17/20	23,870	18,263
5.625% 5/20/43	22,261	12,933
7.25% 3/17/44	30,172	19,657
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	47,072	35,304
5.75% 1/20/20	17,949	14,359
5.875% 3/1/18	3,468	3,253
7.875% 3/15/19	7,382	6,662
Petroleos Mexicanos:
3.5% 7/18/18	8,047	7,987
3.5% 7/23/20 (f)	8,815	8,308
3.5% 1/30/23	5,005	4,332
4.5% 1/23/26 (f)	11,915	10,604
4.875% 1/24/22	1,430	1,372
4.875% 1/18/24	7,021	6,511
5.5% 1/21/21	13,423	13,555
5.5% 6/27/44	19,723	15,153
5.625% 1/23/46 (f)	11,673	9,061
6% 3/5/20	4,797	4,934
6.375% 1/23/45	26,396	22,897
6.5% 6/2/41	8,420	7,357
6.875% 8/4/26 (f)	13,000	13,462
8% 5/3/19	3,943	4,308
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,867
4.3% 4/1/22	6,383	6,510
Phillips 66 Partners LP 2.646% 2/15/20	652	605
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	1,940
Shell International Finance BV 4.375% 5/11/45	18,896	17,529
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	5,434
Southwestern Energy Co.:
3.3% 1/23/18	3,081	2,218
4.05% 1/23/20	5,591	3,606
4.95% 1/23/25	4,632	2,663
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,086
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,474
4.6% 6/15/21	1,816	1,856
Suncor Energy, Inc. 6.1% 6/1/18	623	639
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	3,734
4.55% 6/24/24	25,316	18,987
Western Gas Partners LP 5.375% 6/1/21	10,614	9,067
Williams Partners LP 4.3% 3/4/24	10,014	7,828
		498,182

TOTAL ENERGY		535,768

FINANCIALS - 8.6%
Banks - 4.2%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	6,350	6,334
4% 4/14/19 (f)	18,318	16,853
5.5% 7/12/20 (f)	21,376	19,880
5.75% 9/26/23 (f)	5,809	5,068
6.369% 6/16/18 (f)	12,537	12,606
6.5% 6/10/19 (f)	2,097	2,075
Bank of America Corp.:
1.35% 11/21/16	5,398	5,395
2.6% 1/15/19	57,427	57,698
3.875% 3/22/17	944	966
3.875% 8/1/25	5,598	5,745
3.95% 4/21/25	11,273	10,915
4% 1/22/25	2,766	2,690
4.2% 8/26/24	11,449	11,462
4.25% 10/22/26	6,748	6,684
4.45% 3/3/26	9,902	9,902
5.625% 10/14/16	22,550	23,129
5.75% 12/1/17	19,000	20,150
6.5% 8/1/16	1,220	1,247
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (f)	20,793	20,674
2.3% 3/5/20 (f)	10,090	10,022
Barclays PLC:
2% 3/16/18	16,700	16,376
2.75% 11/8/19	5,728	5,625
3.25% 1/12/21	8,790	8,474
4.375% 1/12/26	11,847	11,433
BB&T Corp. 3.95% 3/22/22	1,805	1,902
Capital One NA 2.95% 7/23/21	8,837	8,765
Citigroup, Inc.:
1.3% 11/15/16	663	663
1.55% 8/14/17	26,000	25,861
1.7% 4/27/18	8,422	8,332
1.75% 5/1/18	21,658	21,444
1.8% 2/5/18	17,419	17,303
1.85% 11/24/17	13,884	13,839
2.15% 7/30/18	17,815	17,751
2.5% 7/29/19	26,091	26,154
2.55% 4/8/19	24,266	24,339
3.875% 3/26/25	17,000	16,375
4.05% 7/30/22	17,500	17,834
4.3% 11/20/26	14,000	13,580
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,641
Credit Suisse AG 6% 2/15/18	17,158	18,165
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,161
3.75% 3/26/25	8,440	7,973
3.8% 9/15/22	13,270	13,005
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,530
Discover Bank 7% 4/15/20	4,144	4,672
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,337
3.5% 3/15/22	638	659
4.5% 6/1/18	584	615
5.45% 1/15/17	4,032	4,164
HBOS PLC 6.75% 5/21/18 (f)	560	602
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,361
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,979
Huntington National Bank:
1.7% 2/26/18	37,500	37,129
2.2% 4/1/19	3,200	3,173
2.4% 4/1/20	40,000	39,730
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	5,410	4,972
5.71% 1/15/26 (f)	13,365	12,734
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,508
3.875% 9/10/24	26,780	26,910
4.125% 12/15/26	113,135	114,778
KeyCorp. 5.1% 3/24/21	628	691
Rabobank Nederland 4.375% 8/4/25	13,516	13,593
Regions Bank 6.45% 6/26/37	12,100	14,503
Regions Financial Corp. 2% 5/15/18	7,953	7,882
Royal Bank of Canada 4.65% 1/27/26	10,184	10,272
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	62,570
6% 12/19/23	12,648	12,777
6.1% 6/10/23	9,334	9,451
6.125% 12/15/22	39,429	41,388
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,007
3.5% 1/20/17	4,862	4,944
The Toronto-Dominion Bank 1.625% 3/13/18	20,247	20,248
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,475
4.48% 1/16/24	6,481	6,889
		1,096,033
Capital Markets - 1.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,778
4.25% 2/15/24	2,464	2,539
Deutsche Bank AG 4.5% 4/1/25	27,715	23,492
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,582
2.55% 10/23/19	85,599	85,754
2.6% 4/23/20	1,000	996
2.625% 1/31/19	30,072	30,301
2.9% 7/19/18	10,319	10,463
5.95% 1/18/18	5,343	5,697
6.15% 4/1/18	3,993	4,304
6.25% 9/1/17	23,534	24,964
Lazard Group LLC:
4.25% 11/14/20	5,286	5,424
6.85% 6/15/17	1,319	1,387
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	32,487
Morgan Stanley:
1.875% 1/5/18	7,156	7,138
2.125% 4/25/18	18,100	18,095
2.5% 1/24/19	43,150	43,373
2.65% 1/27/20	2,659	2,655
4.875% 11/1/22	8,674	9,145
5.45% 1/9/17	52,060	53,772
5.625% 9/23/19	547	600
5.95% 12/28/17	301	321
6.625% 4/1/18	1,804	1,964
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	10,000	9,878
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,450
1.8% 3/26/18	12,466	12,473
2.375% 8/14/19	12,750	12,804
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	9,717	9,667
		449,503
Consumer Finance - 0.6%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,260
Discover Financial Services:
3.85% 11/21/22	2,701	2,666
5.2% 4/27/22	2,488	2,616
6.45% 6/12/17	13,316	13,964
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	18,986
2.145% 1/9/18	25,000	24,871
2.375% 3/12/19	19,600	19,277
2.875% 10/1/18	11,000	11,006
5% 5/15/18	10,000	10,462
5.875% 8/2/21	12,574	13,872
Hyundai Capital America:
1.45% 2/6/17 (f)	6,312	6,291
1.875% 8/9/16 (f)	1,605	1,608
2.125% 10/2/17 (f)	2,357	2,359
2.55% 2/6/19 (f)	6,671	6,692
2.875% 8/9/18 (f)	2,848	2,869
Synchrony Financial:
1.875% 8/15/17	1,554	1,537
3% 8/15/19	2,283	2,287
3.75% 8/15/21	8,466	8,514
4.25% 8/15/24	3,469	3,472
		158,609
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	5,986	5,567
IntercontinentalExchange, Inc.:
2.75% 12/1/20	3,082	3,133
3.75% 12/1/25	5,510	5,674
		14,374
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	5,658	5,759
3.35% 5/3/26	4,560	4,669
AFLAC, Inc. 2.4% 3/16/20	8,000	8,082
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,417
American International Group, Inc.:
3.3% 3/1/21	4,640	4,691
3.75% 7/10/25	14,847	14,571
4.875% 6/1/22	11,881	12,677
5.6% 10/18/16	5,560	5,714
Aon Corp.:
3.125% 5/27/16	4,743	4,765
5% 9/30/20	129	142
Five Corners Funding Trust 4.419% 11/15/23 (f)	9,345	9,672
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(g)	2,508	2,458
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	710
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	6,657
5% 6/1/21 (f)	8,525	9,196
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,295
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (f)	9,547	8,815
5.375% 12/1/41 (f)	1,612	1,770
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,075	7,050
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	5,965
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	5,528
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	7,670
6% 2/10/20 (f)	9,721	10,877
Prudential Financial, Inc.:
2.3% 8/15/18	888	890
4.5% 11/16/21	1,764	1,916
7.375% 6/15/19	2,520	2,906
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	8,440
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	8,243	8,383
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,938	1,948
4.125% 11/1/24 (f)	2,810	2,886
Unum Group:
3.875% 11/5/25	9,271	8,793
5.625% 9/15/20	3,860	4,227
5.75% 8/15/42	8,065	8,448
7.125% 9/30/16	2,076	2,139
		195,126
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,362
4.6% 4/1/22	2,035	2,169
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,760
American Tower Corp. 2.8% 6/1/20	8,000	7,948
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,925
Camden Property Trust 2.95% 12/15/22	2,417	2,374
CommonWealth REIT 5.875% 9/15/20	1,166	1,270
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,219
5% 7/1/25	4,089	4,124
DDR Corp.:
3.625% 2/1/25	3,723	3,542
4.25% 2/1/26	3,429	3,404
4.625% 7/15/22	4,470	4,645
4.75% 4/15/18	6,131	6,377
7.5% 4/1/17	8,836	9,326
9.625% 3/15/16	1,851	1,856
Digital Delta Holdings LLC:
3.4% 10/1/20 (f)	9,100	9,259
4.75% 10/1/25 (f)	6,539	6,618
Duke Realty LP:
3.625% 4/15/23	3,152	3,146
3.75% 12/1/24	2,549	2,538
3.875% 10/15/22	5,452	5,613
4.375% 6/15/22	3,753	3,954
5.95% 2/15/17	346	359
6.75% 3/15/20	1,339	1,535
8.25% 8/15/19	2,643	3,133
Equity One, Inc.:
3.75% 11/15/22	8,200	8,199
6% 9/15/17	876	924
ERP Operating LP 5.75% 6/15/17	899	943
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,260
HCP, Inc.:
3.15% 8/1/22	7,000	6,553
3.875% 8/15/24	13,000	12,210
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,593
4% 6/1/25	6,098	5,990
4.125% 4/1/19	13,700	14,313
4.7% 9/15/17	843	878
HRPT Properties Trust:
6.25% 6/15/17	996	1,025
6.65% 1/15/18	676	712
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,274
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	2,128	2,105
4.5% 4/1/27	34,977	33,042
4.95% 4/1/24	2,101	2,148
5.25% 1/15/26	10,420	10,551
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,533
5% 12/15/23	1,140	1,182
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,224
WP Carey, Inc. 4% 2/1/25	9,404	8,889
		213,004
Real Estate Management & Development - 0.5%
BioMed Realty LP 3.85% 4/15/16	11,312	11,323
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,257
4.1% 10/1/24	6,548	6,458
4.55% 10/1/29	6,548	6,536
4.95% 4/15/18	4,846	5,064
5.7% 5/1/17	309	321
6% 4/1/16	2,770	2,779
Digital Realty Trust LP:
3.95% 7/1/22	5,752	5,789
5.25% 3/15/21	4,138	4,531
Essex Portfolio LP 5.5% 3/15/17	3,921	4,068
Liberty Property LP:
3.375% 6/15/23	3,313	3,231
4.125% 6/15/22	3,219	3,323
4.75% 10/1/20	8,747	9,433
5.5% 12/15/16	2,529	2,602
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,514
3.15% 5/15/23	7,438	6,443
4.5% 4/18/22	2,016	1,963
7.75% 8/15/19	2,476	2,718
Mid-America Apartments LP:
4% 11/15/25	2,248	2,295
4.3% 10/15/23	1,248	1,320
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,362
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	4,226	4,357
Reckson Operating Partnership LP 6% 3/31/16	1,949	1,955
Regency Centers LP 5.875% 6/15/17	1,329	1,396
Tanger Properties LP:
3.75% 12/1/24	4,790	4,874
3.875% 12/1/23	2,716	2,786
6.125% 6/1/20	9,597	10,913
Ventas Realty LP:
1.25% 4/17/17	3,126	3,101
1.55% 9/26/16	1,068	1,068
3.5% 2/1/25	2,214	2,145
3.75% 5/1/24	7,900	7,894
4.125% 1/15/26	2,782	2,821
4.375% 2/1/45	1,322	1,190
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,035
4% 4/30/19	1,999	2,088
		143,953

TOTAL FINANCIALS		2,270,602

HEALTH CARE - 0.8%
Biotechnology - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,466
1.8% 5/14/18	21,902	21,840
3.2% 11/6/22	8,127	8,197
3.6% 5/14/25	12,082	12,317
Amgen, Inc. 1.25% 5/22/17	13,051	13,023
		61,843
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,946
4.75% 11/15/21	17,355	18,584
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,095
4.25% 10/15/19	20,200	20,806
4.75% 5/1/23	375	381
5.875% 3/15/22	450	483
6.5% 2/15/20	12,966	14,362
McKesson Corp. 2.284% 3/15/19	6,400	6,423
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,270
UnitedHealth Group, Inc.:
3.35% 7/15/22	3,113	3,255
3.75% 7/15/25	8,581	9,131
WellPoint, Inc. 1.875% 1/15/18	195	195
		92,931
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,739
2.4% 2/1/19	1,100	1,104
3.3% 2/15/22	13,389	13,389
		16,232
Pharmaceuticals - 0.2%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,881
2.45% 6/15/19	3,839	3,850
3% 3/12/20	7,106	7,228
3.45% 3/15/22	12,371	12,641
Mylan, Inc. 1.35% 11/29/16	2,039	2,025
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,654
2.3% 11/8/18	1,780	1,751
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,736
3.9% 12/15/24	2,611	2,547
4.9% 12/15/44	1,145	1,100
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,151
Zoetis, Inc. 1.875% 2/1/18	992	981
		50,545

TOTAL HEALTH CARE		221,551

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,622
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	1,273	1,294
6.9% 7/2/19	238	242
Southwest Airlines Co. 2.75% 11/6/19	14,700	15,048
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,471	1,506
8.36% 1/20/19	936	966
		19,056
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,817
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,240
2.625% 9/4/18	8,396	8,147
3.75% 2/1/22	7,839	7,284
3.875% 4/1/21	6,320	6,115
4.25% 9/15/24	5,492	5,094
4.75% 3/1/20	5,518	5,615
		35,495

TOTAL INDUSTRIALS		61,990

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,268
6.55% 10/1/17	1,119	1,201
		2,469
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,145
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	18,876	19,050
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (f)	8,781	8,757
4.9% 10/15/25 (f)	8,781	8,330
6.35% 10/15/45 (f)	8,781	7,490
		43,627

TOTAL INFORMATION TECHNOLOGY		47,241

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	3,645	3,599
6.75% 10/19/75 (f)(g)	9,054	8,794
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	8,722	8,766
4.5% 8/13/23 (Reg. S)	10,600	10,613
4.875% 11/4/44 (f)	2,152	1,860
4.875% 11/4/44 (Reg. S)	5,050	4,364
		37,996
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 2.45% 6/30/20	5,759	5,736
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	72
CenturyLink, Inc.:
5.15% 6/15/17	487	499
6% 4/1/17	3,467	3,578
6.15% 9/15/19	4,463	4,586
Embarq Corp. 7.995% 6/1/36	53,896	51,201
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,954
4.5% 9/15/20	45,631	49,625
5.012% 8/21/54	23,143	21,524
6.1% 4/15/18	4,897	5,321
6.25% 4/1/37	4,611	5,164
6.4% 9/15/33	6,073	7,078
6.55% 9/15/43	26,871	32,584
		196,922
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	371	373

TOTAL TELECOMMUNICATION SERVICES		197,295

UTILITIES - 0.9%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	1,518	1,610
American Transmission Systems, Inc. 5% 9/1/44 (f)	933	936
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,205
6.4% 9/15/20 (f)	14,254	16,274
Edison International 3.75% 9/15/17	4,499	4,635
Entergy Corp. 4% 7/15/22	8,700	9,137
Eversource Energy 1.45% 5/1/18	1,676	1,656
Exelon Corp.:
1.55% 6/9/17	1,687	1,679
3.95% 6/15/25 (f)	7,948	8,046
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,039
4.25% 3/15/23	27,079	28,268
7.375% 11/15/31	43,919	54,584
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	12,874
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	13,880
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,086
Nevada Power Co. 6.5% 8/1/18	2,642	2,925
NV Energy, Inc. 6.25% 11/15/20	1,957	2,264
Pennsylvania Electric Co. 6.05% 9/1/17	618	657
Progress Energy, Inc. 4.4% 1/15/21	405	432
TECO Finance, Inc.:
4% 3/15/16	1,828	1,830
5.15% 3/15/20	164	179
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	6,952
		188,148
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	361
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,315
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,366
		4,042
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9031% 9/30/66 (g)	20,448	13,742
7.5% 6/30/66 (g)	5,485	4,594
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,145
6.4% 3/15/18	1,206	1,308
6.8% 1/15/19	4,065	4,533
PG&E Corp. 2.4% 3/1/19	931	940
Puget Energy, Inc. 6% 9/1/21	813	926
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,882	3,613
		36,801

TOTAL UTILITIES		228,991

TOTAL NONCONVERTIBLE BONDS
(Cost $4,201,334)		4,113,544

U.S. Government and Government Agency Obligations - 6.1%
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$117,938	$109,805
1.375% 2/15/44	98,943	107,090
U.S. Treasury Inflation-Indexed Notes:
0.25% 1/15/25	63,026	62,496
0.625% 1/15/26	100,000	102,665

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		382,056

U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.34% 3/10/16 to 5/5/16 (h)	8,510	8,508
U.S. Treasury Bonds:
3% 5/15/45	193,725	209,170
3% 11/15/45	62,886	67,964
U.S. Treasury Notes:
0.875% 11/30/17	504,120	504,848
1.5% 2/28/23	175,511	175,285
1.75% 12/31/20	121,932	124,885
2% 8/15/25	6,300	6,442
2.125% 5/15/25 (i)	119,672	123,688

TOTAL U.S. TREASURY OBLIGATIONS		1,220,790

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,582,284)		1,602,846

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 0.7%
2.302% 6/1/36 (g)	154	161
2.5% 9/1/27 to 4/1/43	11,540	11,829
2.628% 7/1/37 (g)	267	282
3% 1/1/43 to 8/1/45	21,747	22,397
3.5% 9/1/29 to 12/1/45	51,073	53,920
4% 11/1/31 to 12/1/45	25,903	27,836
4% 3/1/46 (j)	4,000	4,268
4% 3/1/46 (j)	1,100	1,174
4% 3/1/46 (j)	300	320
4% 3/1/46 (j)	800	854
4.5% 12/1/23 to 4/1/45	15,884	17,310
5% 6/1/39 to 11/1/44	11,187	12,419
5.5% 9/1/24 to 9/1/41	15,704	17,580
6% 6/1/35 to 8/1/37	4,018	4,618
6.5% 7/1/32 to 8/1/36	820	965

TOTAL FANNIE MAE		175,933

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	17,803	18,286
3.25% 10/1/35 (g)	147	156
3.5% 4/1/43 to 6/1/45	19,311	20,255
4% 6/1/24 to 2/1/46 (j)	25,540	27,399
4.5% 7/1/25 to 4/1/41	10,331	11,234
5% 3/1/19 to 7/1/41	4,200	4,631
5.5% 1/1/34 to 3/1/40	1,008	1,140
6% 7/1/37 to 8/1/37	249	285
6.5% 3/1/36	630	743

TOTAL FREDDIE MAC		84,129

Ginnie Mae - 0.2%
3% 12/20/42 to 12/20/45	3,213	3,335
3.5% 12/20/41 to 8/20/45	25,265	26,725
4% 9/20/40 to 7/20/45	11,669	12,493
4% 3/1/46 (j)	350	374
4.5% 4/20/41	2,402	2,598
5% 5/15/39	914	1,021
5.5% 12/15/31 to 1/15/39	2,071	2,338

TOTAL GINNIE MAE		48,884

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $304,649)		308,946

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (g)	$729	$651
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (g)	269	256
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,426
Class D, 3.31% 10/8/19	880	898
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (g)	50	46
Series 2004-R2 Class M3, 1.2608% 4/25/34 (g)	99	72
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (g)	53	47
Series 2004-W11 Class M2, 1.4858% 11/25/34 (g)	616	592
Series 2004-W7 Class M1, 1.2608% 5/25/34 (g)	1,548	1,415
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (g)	1,255	445
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (g)	1,827	1,586
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (g)	18	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (g)	1,978	1,346
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (g)	69	61
Series 2004-4 Class M2, 1.2308% 6/25/34 (g)	108	97
Series 2004-7 Class AF5, 5.868% 1/25/35	1,574	1,631
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (g)	43	37
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (g)	319	301
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (g)	11	9
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (g)	1,041	903
Class M4, 1.4465% 1/25/35 (g)	381	205
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (f)(g)	2,308	2,043
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (f)(g)	630	597
Class B, 0.7105% 11/15/34 (f)(g)	227	200
Class C, 0.8105% 11/15/34 (f)(g)	378	327
Class D, 1.1805% 11/15/34 (f)(g)	144	119
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (g)	263	242
Series 2003-3 Class M1, 1.7258% 8/25/33 (g)	481	447
Series 2003-5 Class A2, 1.1358% 12/25/33 (g)	36	33
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (g)	1,642	1,053
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (f)(g)	2,593	2,415
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (g)	2,739	1,231
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (g)	54	54
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (g)	91	90
Series 2006-A Class 2C, 1.7531% 3/27/42 (g)	2,909	1,492
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (g)	344	11
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (g)	113	94
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (g)	268	251
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (g)	135	134
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (g)	1,626	1,557
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (g)	63	55
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (g)	269	240
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (g)	184	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (g)	1,566	1,426
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (g)	585	533
Class M4, 2.6015% 9/25/34 (g)	750	506
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (g)	1,620	1,423
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (g)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-1 Class C, 2.36% 4/15/20	9,000	9,029
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,430
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,561
Class C, 2.13% 8/17/20	22,594	22,598
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,674
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (g)	795	732
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (g)	619	603
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (g)	45	38
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (g)	32	27
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (f)(g)	2,206	1,081
TOTAL ASSET-BACKED SECURITIES
(Cost $88,164)		95,382

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (g)	1,048	1,006
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	2,276	2,241
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (g)	441	423
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (g)	1,076	924
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (g)	372	341
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (g)	754	667
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (g)	945	894
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (f)(g)	355	316
Class B6, 3.2735% 6/10/35 (f)(g)	75	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (g)	24	24
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (g)	97	95
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6265% 9/25/36 (g)	1,402	1,339
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (g)	1,944	1,863

TOTAL PRIVATE SPONSOR		10,201

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H21 Class JA, 2.5% 6/20/65 (k)	13,013	13,265
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,150)		23,466

Commercial Mortgage Securities - 2.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (g)(l)	255	2
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (g)	16,538	16,553
Series 2006-6 Class A3, 5.369% 10/10/45	452	452
Series 2007-2 Class A4, 5.79% 4/10/49 (g)	25,995	26,365
Series 2007-3 Class A4, 5.7423% 6/10/49 (g)	2,202	2,261
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,133	4,224
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.0255% 5/15/32 (f)(g)	7,236	6,991
Class C, 2.4755% 5/15/32 (f)(g)	6,417	6,203
Class D, 3.3255% 5/15/32 (f)(g)	3,365	3,132
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (f)(g)	31	28
Series 2005-3A:
Class A2, 0.8358% 11/25/35 (f)(g)	310	266
Class M1, 0.8758% 11/25/35 (f)(g)	41	34
Class M2, 0.9258% 11/25/35 (f)(g)	52	41
Class M3, 0.9458% 11/25/35 (f)(g)	46	35
Class M4, 1.0358% 11/25/35 (f)(g)	58	43
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (f)(g)	808	690
Class B1, 1.8358% 1/25/36 (f)(g)	34	24
Class M1, 0.8858% 1/25/36 (f)(g)	261	207
Class M2, 0.9058% 1/25/36 (f)(g)	78	60
Class M3, 0.9358% 1/25/36 (f)(g)	114	84
Class M4, 1.0458% 1/25/36 (f)(g)	63	46
Class M5, 1.0858% 1/25/36 (f)(g)	63	46
Class M6, 1.1358% 1/25/36 (f)(g)	67	49
Series 2006-1:
Class A2, 0.7958% 4/25/36 (f)(g)	126	107
Class M1, 0.8158% 4/25/36 (f)(g)	45	36
Class M2, 0.8358% 4/25/36 (f)(g)	48	37
Class M3, 0.8558% 4/25/36 (f)(g)	41	32
Class M4, 0.9558% 4/25/36 (f)(g)	23	18
Class M5, 0.9958% 4/25/36 (f)(g)	23	16
Class M6, 1.0758% 4/25/36 (f)(g)	45	31
Series 2006-2A:
Class M1, 0.7458% 7/25/36 (f)(g)	109	85
Class M2, 0.7658% 7/25/36 (f)(g)	77	59
Class M3, 0.7858% 7/25/36 (f)(g)	64	49
Class M4, 0.8558% 7/25/36 (f)(g)	43	33
Class M5, 0.9058% 7/25/36 (f)(g)	53	39
Series 2006-3A Class M4, 0.8658% 10/25/36 (f)(g)	34	4
Series 2006-4A:
Class A2, 0.7058% 12/25/36 (f)(g)	2,432	2,067
Class M1, 0.7258% 12/25/36 (f)(g)	162	123
Class M2, 0.7458% 12/25/36 (f)(g)	108	75
Class M3, 0.7758% 12/25/36 (f)(g)	109	65
Series 2007-1 Class A2, 0.7058% 3/25/37 (f)(g)	477	403
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (f)(g)	498	418
Class A2, 0.7558% 7/25/37 (f)(g)	467	370
Class M1, 0.8058% 7/25/37 (f)(g)	163	124
Class M2, 0.8458% 7/25/37 (f)(g)	90	63
Class M3, 0.9258% 7/25/37 (f)(g)	69	43
Series 2007-3:
Class A2, 0.7258% 7/25/37 (f)(g)	497	396
Class M1, 0.7458% 7/25/37 (f)(g)	99	74
Class M2, 0.7758% 7/25/37 (f)(g)	106	75
Class M3, 0.8058% 7/25/37 (f)(g)	166	81
Class M4, 0.9358% 7/25/37 (f)(g)	261	126
Class M5, 1.0358% 7/25/37 (f)(g)	127	27
Series 2007-4A Class M1, 1.3716% 9/25/37 (f)(g)	141	35
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(l)	1,076	40
Series 2006-3A, Class IO, 0% 10/25/36 (f)(g)(l)	15,522	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (g)	604	620
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,724	5,951
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (f)(g)	199	191
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (f)(g)	2,953	2,767
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8982% 12/10/49 (g)	4,371	4,500
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,384	1,393
Series 2007-CD4 Class A4, 5.322% 12/11/49	8,951	9,147
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2805% 4/15/17 (f)(g)	138	137
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,157	1,162
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	25	25
Series 2007-C3 Class A4, 5.8888% 6/15/39 (g)	457	469
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	877	905
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (f)(g)(l)	1	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (f)(g)	1,574	1,519
Class C, 2.677% 3/15/17 (f)(g)	1,534	1,467
Class D, 3.627% 3/15/17 (f)(g)	2,321	2,201
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (f)(g)	7,930	7,874
Class CFX, 3.3822% 12/15/19 (f)(g)	6,656	6,475
Class DFX, 3.3822% 12/15/19 (f)(g)	5,641	5,334
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	21,243	21,577
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,571	29,180
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (g)	3,160	3,167
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,378	2,404
Class A4, 5.56% 11/10/39	13,982	14,095
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,380	1,376
Class DFX, 4.4065% 11/5/30 (f)	12,899	12,859
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0805% 4/15/27 (f)(g)	2,117	2,051
Class D, 2.6805% 4/15/27 (f)(g)	4,512	4,323
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,140	2,151
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,249	7,342
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	2,365	2,382
Class A4, 5.399% 5/15/45	460	462
Series 2006-LDP9 Class A3, 5.336% 5/15/47	10,396	10,560
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,849	3,927
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (g)	4,512	4,639
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (g)	34,884	35,580
Series 2007-LDPX Class A3, 5.42% 1/15/49	16,709	17,037
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (g)	2,342	2,344
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	72	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (g)	3,221	3,334
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	577	583
Series 2006-C7 Class A2, 5.3% 11/15/38	162	164
Series 2007-C1 Class A4, 5.424% 2/15/40	3,831	3,904
Series 2007-C2 Class A3, 5.43% 2/15/40	2,373	2,420
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,281	1,309
Series 2007-C7 Class A3, 5.866% 9/15/45	2,905	3,061
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (f)(g)	345	345
Series 2008-C1 Class A4, 5.69% 2/12/51	1,982	2,081
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	7,184	7,318
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	10,897	11,147
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	4,159	4,300
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,314	369
Series 2007-8 Class A3, 6.0719% 8/12/49 (g)	1,132	1,175
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (f)(g)	393	388
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (f)(g)	306	306
Class E, 0.6755% 10/15/20 (f)(g)	916	916
Class F, 0.7255% 10/15/20 (f)(g)	550	550
Class G, 0.7655% 10/15/20 (f)(g)	680	680
Class H, 0.8555% 10/15/20 (f)(g)	428	428
Class J, 1.0055% 10/15/20 (f)(g)	247	239
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	72	72
Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (g)	25,674	26,595
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,231
Class AAB, 5.654% 4/15/49	713	718
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	167	51
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	37,013	37,904
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	47,848
Class A5, 5.5% 4/15/47	5,339	5,495
Series 2007-C32 Class A3, 5.8991% 6/15/49 (g)	4,600	4,699
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (g)	27,196	28,089
Class A5, 6.1491% 2/15/51 (g)	870	914
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	11,793	11,848
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,942	3,683
Class D, 5.513% 12/15/43 (g)	2,102	1,914
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $537,765)		528,658

Municipal Securities - 1.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,800
7.3% 10/1/39	18,960	26,992
7.5% 4/1/34	8,780	12,599
7.55% 4/1/39	21,130	31,364
7.625% 3/1/40	2,920	4,345
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,371
Series 2010 C1, 7.781% 1/1/35	13,980	15,164
Series 2012 B, 5.432% 1/1/42	6,845	5,660
6.05% 1/1/29	475	475
6.314% 1/1/44	14,335	12,972
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,333
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,370	4,480
4.95% 6/1/23	8,975	9,345
5.1% 6/1/33	109,615	101,910
Series 2010 5, 6.2% 7/1/21	4,120	4,488
Series 2010-1, 6.63% 2/1/35	17,960	19,457
Series 2010-3:
5.547% 4/1/19	185	197
6.725% 4/1/35	10,580	11,592
7.35% 7/1/35	5,140	5,652
Series 2011:
4.961% 3/1/16	580	580
5.365% 3/1/17	215	222
5.665% 3/1/18	9,625	10,163
5.877% 3/1/19	26,600	28,752
Series 2013, 4% 12/1/20	7,040	7,213
TOTAL MUNICIPAL SECURITIES
(Cost $355,051)		356,126

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21	$3,000	$2,925
Italian Republic 5.375% 6/12/17	4,630	4,848
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,899)		7,773

Bank Notes - 0.4%
Bank of America NA:
1.65% 3/26/18	$11,537	$11,490
5.3% 3/15/17	16,651	17,215
Capital One NA 1.65% 2/5/18	8,000	7,898
Discover Bank:
(Delaware) 3.2% 8/9/21	9,774	9,708
3.1% 6/4/20	11,505	11,443
8.7% 11/18/19	745	854
Huntington National Bank 1.3% 11/20/16	4,131	4,131
Marshall & Ilsley Bank 5% 1/17/17	10,492	10,768
Regions Bank 7.5% 5/15/18	13,814	15,226
Wachovia Bank NA 6% 11/15/17	8,083	8,675
TOTAL BANK NOTES
(Cost $96,462)		97,408

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (Cost $1,362)(g)(m)	$1,204	$1,215
	Shares	Value (000s)

Fixed-Income Funds - 8.9%
Fidelity High Income Central Fund 2 (n)	6,372,306	632,388
Fidelity Mortgage Backed Securities Central Fund (n)	15,599,370	1,717,179
TOTAL FIXED-INCOME FUNDS
(Cost $2,293,741)		2,349,567

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.40% (o)	281,347,360	281,347
Fidelity Securities Lending Cash Central Fund, 0.44% (o)(p)	142,232,963	142,233
TOTAL MONEY MARKET FUNDS
(Cost $423,580)		423,580
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $24,824,313)		26,399,726
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(115,600)
NET ASSETS - 100%		$26,284,126

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(100)	$(105)
4% 3/1/46	(1,100)	(1,174)
4% 3/1/46	(1,100)	(1,174)
4% 3/1/46	(300)	(320)
4% 3/1/46	(300)	(320)
4.5% 3/1/46	(5,800)	(6,299)

TOTAL FANNIE MAE		(9,392)

Freddie Mac
4% 3/1/46	(300)	(320)
4% 3/1/46	(200)	(213)
4% 3/1/46	(2,100)	(2,238)

TOTAL FREDDIE MAC		(2,771)

Ginnie Mae
4% 3/1/46	(350)	(373)
TOTAL TBA SALE COMMITMENTS
(Proceeds $12,523)		$(12,536)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
780 CME E-mini S&P 500 Index Contracts (United States)	March 2016	$75,251	$(30)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD $115	$(110)	$0	$(110)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,318,000 or 0.1% of net assets.

 (e) Affiliated company

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $585,763,000 or 2.2% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,907,000.

 (i) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $124,000.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$708
Fidelity High Income Central Fund 2	21,803
Fidelity Mortgage Backed Securities Central Fund	20,148
Fidelity Securities Lending Cash Central Fund	796
Total	$43,455

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$699,679	$--	$--	$632,388	83.3%
Fidelity Mortgage Backed Securities Central Fund	1,563,842	289,727	150,041	1,717,179	29.6%
Total	$2,263,521	$289,727	$150,041	$2,349,567

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Opower, Inc.	$25,294	$976	$--	$--	$23,978
Total	$25,294	$976	$--	$--	$23,978

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,302,721	$2,287,020	$--	$15,701
Consumer Staples	1,741,220	1,741,220	--	--
Energy	1,088,626	1,088,626	--	--
Financials	2,552,561	2,552,561	--	--
Health Care	2,413,838	2,413,838	--	--
Industrials	1,572,927	1,572,927	--	--
Information Technology	3,194,114	3,183,216	9,281	1,617
Materials	619,063	619,063	--	--
Telecommunication Services	437,751	437,751	--	--
Utilities	568,394	568,394	--	--
Corporate Bonds	4,113,544	--	4,113,544	--
U.S. Government and Government Agency Obligations	1,602,846	--	1,602,846	--
U.S. Government Agency - Mortgage Securities	308,946	--	308,946	--
Asset-Backed Securities	95,382	--	90,668	4,714
Collateralized Mortgage Obligations	23,466	--	23,466	--
Commercial Mortgage Securities	528,658	--	528,603	55
Municipal Securities	356,126	--	356,126	--
Foreign Government and Government Agency Obligations	7,773	--	7,773	--
Bank Notes	97,408	--	97,408	--
Preferred Securities	1,215	--	1,215	--
Fixed-Income Funds	2,349,567	2,349,567	--	--
Money Market Funds	423,580	423,580	--	--
Total Investments in Securities:	$26,399,726	$19,237,763	$7,139,876	$22,087
Derivative Instruments:
Liabilities
Futures Contracts	$(30)	$(30)	$--	$--
Swaps	(110)	--	(110)	--
Total Liabilities	$(140)	$(30)	$(110)	$--
Total Derivative Instruments:	$(140)	$(30)	$(110)	$--
Other Financial Instruments:
TBA Sale Commitments	$(12,536)	$--	$(12,536)	$--
Total Other Financial Instruments:	$(12,536)	$--	$(12,536)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps(a)	$0	$(110)
Total Credit Risk	0	(110)
Equity Risk
Futures Contracts(b)	0	(30)
Total Equity Risk	0	(30)
Total Value of Derivatives	$0	$(140)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	14.3%
AAA,AA,A	5.7%
BBB	10.9%
BB	3.1%
B	1.9%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.0%
Equities	62.7%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
United Kingdom	1.9%
Ireland	1.9%
Netherlands	1.3%
Others (Individually Less Than 1%)	6.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $136,874) — See accompanying schedule: Unaffiliated issuers (cost $22,059,659)	$23,602,601
Fidelity Central Funds (cost $2,717,321)	2,773,147
Other affiliated issuers (cost $47,333)	23,978
Total Investments (cost $24,824,313)		$26,399,726
Cash		2,252
Receivable for investments sold		221,294
Receivable for TBA sale commitments		12,523
Receivable for fund shares sold		34,326
Dividends receivable		19,638
Interest receivable		60,728
Distributions receivable from Fidelity Central Funds		7,458
Prepaid expenses		40
Other receivables		1,113
Total assets		26,759,098
Liabilities
Payable for investments purchased
Regular delivery	$275,058
Delayed delivery	6,981
TBA sale commitments, at value	12,536
Payable for fund shares redeemed	25,109
Bi-lateral OTC swaps, at value	110
Accrued management fee	8,663
Payable for daily variation margin for derivative instruments	515
Other affiliated payables	2,778
Other payables and accrued expenses	989
Collateral on securities loaned, at value	142,233
Total liabilities		474,972
Net Assets		$26,284,126
Net Assets consist of:
Paid in capital		$24,710,101
Undistributed net investment income		92,484
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(93,595)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,575,136
Net Assets		$26,284,126
Balanced:
Net Asset Value, offering price and redemption price per share ($19,038,343 ÷ 940,527 shares)		$20.24
Class K:
Net Asset Value, offering price and redemption price per share ($7,245,783 ÷ 357,939 shares)		$20.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016
Investment Income
Dividends		$130,340
Interest		132,250
Income from Fidelity Central Funds		43,455
Total income		306,045
Expenses
Management fee	$54,746
Transfer agent fees	15,941
Accounting and security lending fees	1,127
Custodian fees and expenses	197
Independent trustees' compensation	61
Registration fees	143
Audit	84
Legal	56
Miscellaneous	78
Total expenses before reductions	72,433
Expense reductions	(484)	71,949
Net investment income (loss)		234,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	221,906
Fidelity Central Funds	(690)
Foreign currency transactions	(21)
Futures contracts	(20,337)
Swaps	2
Total net realized gain (loss)		200,860
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,276,796)
Assets and liabilities in foreign currencies	(18)
Futures contracts	7,266
Swaps	(2)
Delayed delivery commitments	118
Total change in net unrealized appreciation (depreciation)		(1,269,432)
Net gain (loss)		(1,068,572)
Net increase (decrease) in net assets resulting from operations		$(834,476)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,096	$454,684
Net realized gain (loss)	200,860	2,113,928
Change in net unrealized appreciation (depreciation)	(1,269,432)	(2,351,977)
Net increase (decrease) in net assets resulting from operations	(834,476)	216,635
Distributions to shareholders from net investment income	(249,344)	(425,205)
Distributions to shareholders from net realized gain	(1,577,139)	(2,093,189)
Total distributions	(1,826,483)	(2,518,394)
Share transactions - net increase (decrease)	1,073,901	3,226,641
Total increase (decrease) in net assets	(1,587,058)	924,882
Net Assets
Beginning of period	27,871,184	26,946,302
End of period (including undistributed net investment income of $92,484 and undistributed net investment income of $107,732, respectively)	$26,284,126	$27,871,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17	$16.27
Income from Investment Operations
Net investment income (loss)A	.18	.37	.38	.36	.37	.35
Net realized and unrealized gain (loss)	(.81)	(.23)	3.68	1.88	1.76	1.91
Total from investment operations	(.63)	.14	4.06	2.24	2.13	2.26
Distributions from net investment income	(.19)	(.35)	(.38)	(.34)	(.35)	(.35)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–	(.01)
Total distributions	(1.46)	(2.21)	(1.51)	(.34)	(.35)	(.36)
Net asset value, end of period	$20.24	$22.33	$24.40	$21.85	$19.95	$18.17
Total ReturnB,C	(3.08)%	.86%	19.46%	11.32%	11.89%	13.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.56%	.56%	.58%	.60%	.61%
Expenses net of fee waivers, if any	.55%F	.55%	.56%	.58%	.60%	.61%
Expenses net of all reductions	.55%F	.55%	.56%	.57%	.59%	.60%
Net investment income (loss)	1.68%F	1.59%	1.65%	1.72%	1.98%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$19,038	$20,176	$19,574	$16,342	$15,016	$15,602
Portfolio turnover rateG	75%F	128%	176%	244%H	155%	193%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17	$16.27
Income from Investment Operations
Net investment income (loss)A	.19	.39	.40	.39	.40	.38
Net realized and unrealized gain (loss)	(.81)	(.23)	3.69	1.87	1.76	1.90
Total from investment operations	(.62)	.16	4.09	2.26	2.16	2.28
Distributions from net investment income	(.20)	(.37)	(.40)	(.36)	(.38)	(.38)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–	(.01)
Total distributions	(1.47)	(2.23)	(1.54)B	(.36)	(.38)	(.38)C
Net asset value, end of period	$20.24	$22.33	$24.40	$21.85	$19.95	$18.17
Total ReturnD,E	(3.03)%	.95%	19.59%	11.45%	12.03%	14.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46%H	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	1.78%H	1.68%	1.75%	1.83%	2.10%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$7,246	$7,695	$7,372	$6,330	$5,603	$4,102
Portfolio turnover rateI	75%H	128%	176%	244%J	155%	193%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,107,658
Gross unrealized depreciation	(1,568,598)
Net unrealized appreciation (depreciation) on securities	$1,539,060
Tax cost	$24,860,666

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $15,701 representing .06% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$2	$(2)
Equity Risk
Futures Contracts	(20,337)	7,266
Totals(a)	$(20,335)	$7,264

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,729,407 and $8,068,153, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$14,176.14
Class K	1,765.05
	$ 15,941

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $143 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,637. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $423. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $796 (including $215 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $378 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $101.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Balanced	$178,463	$303,000
Class K	70,881	122,205
Total	$249,344	$425,205
From net realized gain
Balanced	$1,142,625	$1,516,480
Class K	434,514	576,709
Total	$1,577,139	$2,093,189

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Balanced
Shares sold	68,453	182,518	$1,446,502	$4,227,779
Reinvestment of distributions	59,629	78,512	1,262,232	1,742,367
Shares redeemed	(91,207)	(159,620)	(1,913,263)	(3,698,442)
Net increase (decrease)	36,875	101,410	$795,471	$2,271,704
Class K
Shares sold	28,047	82,743	$589,821	$1,923,309
Reinvestment of distributions	23,887	31,486	505,395	698,914
Shares redeemed	(38,614)	(71,743)	(816,786)	(1,667,286)
Net increase (decrease)	13,320	42,486	$278,430	$954,937

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Balanced	.55%
Actual		$1,000.00	$969.20	$2.69
Hypothetical-C		$1,000.00	$1,022.13	$2.77
Class K	.46%
Actual		$1,000.00	$969.70	$2.25
Hypothetical-C		$1,000.00	$1,022.58	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

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www.fidelity.com

BAL-K-SANN-0416
1.863054.107

Fidelity® Puritan® Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	1.9
Apple, Inc.	1.9	2.4
Facebook, Inc. Class A	1.5	1.2
Medtronic PLC	1.4	1.2
General Electric Co.	1.4	1.1
	9.1

Top Five Bond Issuers as of February 29, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	3.3	4.1
Fannie Mae	3.0	3.3
Freddie Mac	1.7	1.5
Ginnie Mae	1.2	1.1
Goldman Sachs Group, Inc.	0.8	0.6
	10.0

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	20.0
Information Technology	15.7	15.5
Consumer Discretionary	14.4	13.4
Health Care	12.5	12.3
Consumer Staples	6.4	5.4

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks	63.0%
Bonds	32.0%
Convertible Securities	0.7%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 14.1%

As of August 31, 2015*
Stocks	63.7%
Bonds	31.2%
Convertible Securities	0.9%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 14.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 63.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.1%
Chassix Holdings, Inc.	18,330	$375
Delphi Automotive PLC	397,193	26,485
		26,860
Automobiles - 0.4%
Brilliance China Automotive Holdings Ltd.	10,096,000	8,229
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,710,778	11,820
General Motors Co.	945,514	27,836
General Motors Co.:
warrants 7/10/16 (a)	8,394	165
warrants 7/10/19 (a)	8,394	98
Tesla Motors, Inc. (a)	224,500	43,088
		91,236
Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(b)	1,945	17
ServiceMaster Global Holdings, Inc. (a)	725,700	27,526
		27,543
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	150,000	4,713
Domino's Pizza, Inc.	284,200	37,810
Extended Stay America, Inc. unit	150,000	2,217
Hilton Worldwide Holdings, Inc.	1,318,800	27,405
McDonald's Corp.	1,280,600	150,074
Starbucks Corp.	3,494,800	203,432
Station Holdco LLC (a)(b)(c)	9,088	33
Station Holdco LLC (a)(b)(d)	1,194,419	4,384
Station Holdco LLC:
unit (a)(b)(c)	2,660	2
warrants 6/15/18 (a)(b)(d)	75,658	46
Vail Resorts, Inc.	957,527	121,999
Wyndham Worldwide Corp.	922,800	67,217
		619,332
Household Durables - 0.4%
Jarden Corp. (a)	808,000	42,727
PulteGroup, Inc.	3,032,200	52,124
		94,851
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	484,400	267,641
Expedia, Inc.	162,600	16,928
Netflix, Inc. (a)	585,600	54,701
Priceline Group, Inc. (a)	25,800	32,642
		371,912
Leisure Products - 0.2%
Hasbro, Inc.	574,200	43,565
Media - 3.5%
Altice NV Class A (a)	1,953,680	28,160
AMC Networks, Inc. Class A (a)	53,800	3,526
Charter Communications, Inc. Class A (a)(e)	292,000	52,432
Comcast Corp. Class A	1,366,000	78,859
Cumulus Media, Inc. Class A (a)	398,000	100
Legend Pictures LLC (a)(b)(d)	49,141	90,021
Lions Gate Entertainment Corp. (e)	2,246,800	47,407
Live Nation Entertainment, Inc. (a)	1,624,600	35,725
Publicis Groupe SA	36,972	2,291
Starz Series A (a)	1,419,200	35,750
The Walt Disney Co.	1,617,490	154,503
Time Warner Cable, Inc.	350,900	66,973
Time Warner, Inc.	836,400	55,370
Tribune Media Co. Class A	13,773	494
Tribune Publishing Co.	3,443	29
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc.	88,730	182,619
Vivendi SA	390,024	8,090
		842,349
Specialty Retail - 1.7%
Home Depot, Inc.	2,052,200	254,719
L Brands, Inc.	674,000	57,148
TJX Companies, Inc.	947,200	70,188
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	161,700	26,711
		408,766
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	1,407,200	22,671
Christian Dior SA	202,800	35,817
Hermes International SCA	81,100	27,747
lululemon athletica, Inc. (a)	514,500	32,275
Luxottica Group SpA	81,800	4,694
Michael Kors Holdings Ltd. (a)	129,061	7,311
NIKE, Inc. Class B	2,806,200	172,834
Ralph Lauren Corp.	226,500	20,557
Ted Baker PLC	302,900	12,542
Tory Burch LLC Class B(a)(b)(d)	324,840	19,632
Tory Burch LLC Class A unit(a)(b)(d)	702,741	39,536
		395,616

TOTAL CONSUMER DISCRETIONARY		2,922,030

CONSUMER STAPLES - 5.4%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	120,700	13,504
Anheuser-Busch InBev SA NV ADR	287,800	32,090
Brown-Forman Corp. Class B (non-vtg.)	308,600	30,388
Constellation Brands, Inc. Class A (sub. vtg.)	1,088,100	153,890
Kweichow Moutai Co. Ltd.	546,469	17,919
Molson Coors Brewing Co. Class B	888,800	75,788
Monster Beverage Corp.	523,100	65,649
The Coca-Cola Co.	3,123,000	134,695
		523,923
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	578,500	86,792
CVS Health Corp.	1,748,800	169,931
Ovation Acquisition I LLC (b)	389,576	4
Walgreens Boots Alliance, Inc.	853,100	67,344
		324,071
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	454,800	33,546
Premium Brands Holdings Corp.	338,200	11,711
The Kraft Heinz Co.	430,200	33,134
TreeHouse Foods, Inc. (a)	194,400	16,411
WhiteWave Foods Co. (a)	90,000	3,485
		98,287
Household Products - 0.3%
Kimberly-Clark Corp.	255,800	33,331
Spectrum Brands Holdings, Inc.	392,900	37,628
		70,959
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,178,400	107,623
L'Oreal SA (a)	10,600	1,799
		109,422
Tobacco - 0.8%
Reynolds American, Inc.	3,758,084	189,520

TOTAL CONSUMER STAPLES		1,316,182

ENERGY - 2.6%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (a)	973,128	3,552
Baker Hughes, Inc.	523,300	22,434
Cameron International Corp. (a)	389,500	25,536
Schlumberger Ltd.	1,870,600	134,159
		185,681
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	14,400	546
Apache Corp.	748,600	28,656
Cabot Oil & Gas Corp.	1,397,900	28,140
Chevron Corp.	1,768,300	147,547
Cimarex Energy Co.	307,400	25,831
Columbia Pipeline Group, Inc.	37,320	677
EQT Corp.	217,900	12,146
Golar LNG Ltd.	545,000	9,990
Imperial Oil Ltd.	1,965,800	62,752
Kinder Morgan, Inc.	409,000	7,399
Memorial Resource Development Corp. (a)	1,702,000	16,458
Noble Energy, Inc.	724,499	21,373
Suncor Energy, Inc.	2,987,300	73,038
The Williams Companies, Inc.	377,600	6,038
		440,591

TOTAL ENERGY		626,272

FINANCIALS - 9.6%
Banks - 4.3%
Bank of America Corp.	11,354,600	142,160
CIT Group, Inc.	549,100	16,369
Citigroup, Inc.	5,010,140	194,644
First Republic Bank	50,000	3,077
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(f)	5,195,300	21,989
JPMorgan Chase & Co.	2,712,323	152,704
M&T Bank Corp.	457,400	46,906
Prosperity Bancshares, Inc.	797,927	32,276
Regions Financial Corp.	6,815,800	51,255
SunTrust Banks, Inc.	2,158,500	71,619
TCF Financial Corp.	258,400	2,930
U.S. Bancorp	3,095,400	119,235
Wells Fargo & Co.	3,781,940	177,449
		1,032,613
Capital Markets - 0.5%
E*TRADE Financial Corp. (a)	2,420,800	56,792
Goldman Sachs Group, Inc.	330,500	49,420
Invesco Ltd.	403,600	10,792
Motors Liquidation Co. GUC Trust (a)	28,150	353
PJT Partners, Inc.	60,505	1,683
The Blackstone Group LP	126,500	3,285
		122,325
Consumer Finance - 0.2%
Capital One Financial Corp.	536,000	35,231
LendingClub Corp. (a)(e)	810,600	7,077
		42,308
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	185,946
Broadcom Ltd.	324,530	43,477
McGraw Hill Financial, Inc.	828,800	74,377
Moody's Corp.	482,800	42,873
		346,673
Insurance - 1.4%
Chubb Ltd.	1,750,347	202,218
MetLife, Inc.	1,852,600	73,289
The Travelers Companies, Inc.	571,000	61,394
		336,901
Real Estate Investment Trusts - 1.7%
American Tower Corp.	1,599,700	147,492
Boston Properties, Inc.	283,400	32,347
Public Storage	450,600	112,420
Simon Property Group, Inc.	460,700	87,409
Store Capital Corp.	1,263,200	30,506
		410,174
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	24,439

TOTAL FINANCIALS		2,315,433

HEALTH CARE - 10.9%
Biotechnology - 3.4%
AbbVie, Inc.	2,237,100	122,168
ACADIA Pharmaceuticals, Inc. (a)	1,662,304	28,691
Acceleron Pharma, Inc. (a)	130,400	3,304
Alexion Pharmaceuticals, Inc. (a)	395,600	55,700
Amgen, Inc.	1,805,200	256,844
Asterias Biotherapeutics, Inc. (a)(e)	130,874	561
Biogen, Inc. (a)	197,800	51,313
BioMarin Pharmaceutical, Inc. (a)	173,900	14,237
Celgene Corp. (a)	497,000	50,113
Genmab A/S (a)	466,200	57,350
Geron Corp. (a)(e)	3,139,900	7,567
Gilead Sciences, Inc.	657,200	57,341
Grifols SA ADR	91,560	1,428
Macrogenics, Inc. (a)	226,200	3,615
Neurocrine Biosciences, Inc. (a)	579,100	21,299
Puma Biotechnology, Inc. (a)	284,500	12,740
Spark Therapeutics, Inc.	178,800	5,697
Vertex Pharmaceuticals, Inc. (a)	654,300	55,936
XOMA Corp. (a)(e)	1,530,200	1,163
		807,067
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	8,502,300	144,369
Corindus Vascular Robotics, Inc. (e)	1,315,800	1,776
Corindus Vascular Robotics, Inc. (a)(b)	5,000,000	6,750
Medtronic PLC	4,236,286	327,846
Nevro Corp. (a)	468,000	26,957
Zimmer Biomet Holdings, Inc.	564,000	54,601
		562,299
Health Care Providers & Services - 0.7%
Cigna Corp.	195,400	27,280
HCA Holdings, Inc. (a)	91,500	6,333
Legend Acquisition, Inc. (a)	2,509	34
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	389,200	60,567
UnitedHealth Group, Inc.	549,100	65,398
		159,612
Health Care Technology - 0.0%
CareView Communications, Inc. (a)(e)(g)	10,425,300	3,128
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	829,655	30,988
Illumina, Inc. (a)	1,862	280
		31,268
Pharmaceuticals - 4.4%
Allergan PLC (a)	1,109,589	321,903
Bristol-Myers Squibb Co.	2,100,200	130,065
Catalent, Inc. (a)	322,109	7,818
Eli Lilly & Co.	1,011,600	72,835
Endo Health Solutions, Inc. (a)	792,100	33,118
Jazz Pharmaceuticals PLC (a)	114,600	13,933
Johnson & Johnson	1,778,200	187,084
Mallinckrodt PLC (a)	8,900	579
Pfizer, Inc.	4,234,400	125,635
Prestige Brands Holdings, Inc. (a)	581,402	28,431
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,721,700	95,727
The Medicines Company (a)	618,500	19,891
TherapeuticsMD, Inc. (a)	4,746,548	29,001
		1,066,020

TOTAL HEALTH CARE		2,629,394

INDUSTRIALS - 4.6%
Aerospace & Defense - 2.2%
BAE Systems PLC	3,064,300	21,724
BWX Technologies, Inc.	1,066,100	34,009
General Dynamics Corp.	821,100	111,891
Honeywell International, Inc.	507,200	51,405
Huntington Ingalls Industries, Inc.	157,800	20,681
Orbital ATK, Inc.	696,000	58,297
Raytheon Co.	645,100	79,896
Rockwell Collins, Inc.	979,900	85,810
TransDigm Group, Inc. (a)	132,600	28,321
United Technologies Corp.	512,800	49,547
		541,581
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	24,529
Building Products - 0.2%
Lennox International, Inc.	333,400	43,079
Masonite International Corp. (a)	5,358	308
Masonite International Corp. warrants 6/9/16 (a)	19,485	166
		43,553
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(b)	5,819,318	349
Electrical Equipment - 0.1%
AMETEK, Inc.	369,500	17,148
SolarCity Corp. (a)	89,800	1,655
		18,803
Industrial Conglomerates - 1.7%
Danaher Corp.	932,700	83,262
General Electric Co.	11,188,100	326,021
		409,283
Machinery - 0.2%
Deere & Co.	786,200	63,038
Road & Rail - 0.1%
Norfolk Southern Corp.	370,200	27,088
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	1,160

TOTAL INDUSTRIALS		1,129,384

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	5,604,800	146,734
Qualcomm, Inc.	750,500	38,118
		184,852
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	35,960
Arrow Electronics, Inc. (a)	88,800	5,076
CDW Corp.	100,000	3,958
E Ink Holdings, Inc. GDR (a)(f)	140,100	683
Keysight Technologies, Inc. (a)	637,727	16,638
VeriFone Systems, Inc. (a)	860,700	20,562
		82,877
Internet Software & Services - 5.1%
58.com, Inc. ADR (a)	47,700	2,528
Alibaba Group Holding Ltd. sponsored ADR (a)	1,078,300	74,198
Alphabet, Inc. Class C	980,183	683,933
Draftday Fantasy Sports, Inc. (a)	56,268	32
eBay, Inc. (a)	862,100	20,518
Facebook, Inc. Class A (a)	3,423,660	366,058
GoDaddy, Inc. (a)	87,500	2,743
Mail.Ru Group Ltd.:
GDR (a)(f)	77,400	1,598
GDR (Reg. S) (a)	5,300	109
NAVER Corp.	44	20
Pandora Media, Inc. (a)	23,894	244
Spotify Technology SA (a)(b)	15,262	25,175
Tencent Holdings Ltd.	28,500	521
Yahoo!, Inc. (a)	720,500	22,905
Youku Tudou, Inc. ADR (a)(e)	974,200	26,674
		1,227,256
IT Services - 3.0%
Accenture PLC Class A	1,141,700	114,467
Cognizant Technology Solutions Corp. Class A (a)	3,059,600	174,336
MasterCard, Inc. Class A	1,200,500	104,347
Visa, Inc. Class A	4,503,100	325,979
		719,129
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	477,600	25,308
Cree, Inc. (a)(e)	592,700	18,812
Cypress Semiconductor Corp.	1,614	13
Lam Research Corp.	3,366	247
Maxim Integrated Products, Inc.	1,727,800	58,503
NXP Semiconductors NV (a)	744,397	53,031
Qorvo, Inc. (a)	403,000	18,167
Skyworks Solutions, Inc.	149,300	9,921
Texas Instruments, Inc.	816,000	43,264
		227,266
Software - 2.9%
Activision Blizzard, Inc.	1,712,100	54,222
Adobe Systems, Inc. (a)	1,030,900	87,781
Autodesk, Inc. (a)	794,800	41,123
Citrix Systems, Inc. (a)	215,400	15,218
Electronic Arts, Inc. (a)	306,400	19,683
Microsoft Corp.	5,522,600	280,990
Mobileye NV (a)(e)	991,840	32,195
Oracle Corp.	2,053,000	75,509
Red Hat, Inc. (a)	198,000	12,939
Salesforce.com, Inc. (a)	1,165,300	78,949
Workday, Inc. Class A (a)	174,300	10,536
		709,145
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	4,699,200	454,366
SanDisk Corp.	214,700	15,514
		469,880

TOTAL INFORMATION TECHNOLOGY		3,620,405

MATERIALS - 1.5%
Chemicals - 1.5%
Ashland, Inc.	24	2
CF Industries Holdings, Inc.	275,230	10,035
E.I. du Pont de Nemours & Co.	1,433,175	87,237
Ecolab, Inc.	557,700	57,192
Huntsman Corp.	1,325	14
LyondellBasell Industries NV Class A	578,298	46,385
Monsanto Co.	481,800	43,357
Potash Corp. of Saskatchewan, Inc.	551,000	9,338
Sherwin-Williams Co.	157,000	42,469
The Chemours Co. LLC	395,195	2,027
The Dow Chemical Co.	1,047,700	50,929
Trinseo SA (a)	54,900	1,637
Westlake Chemical Partners LP	40,900	683
		351,305
Construction Materials - 0.0%
Eagle Materials, Inc.	199,200	12,036
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	745

TOTAL MATERIALS		364,086

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	4,209,576	155,544
Broadview Networks Holdings, Inc. (a)	123,987	174
Iliad SA	143,725	35,359
		191,077
UTILITIES - 0.5%
Electric Utilities - 0.4%
Edison International	705,307	48,074
NextEra Energy, Inc.	302,600	34,139
PPL Corp.	410,800	14,374
		96,587
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	120,600	1,576
Talen Energy Corp. (a)	2,566	16
		1,592
Multi-Utilities - 0.1%
Sempra Energy	184,400	17,796

TOTAL UTILITIES		115,975

TOTAL COMMON STOCKS
(Cost $12,727,457)		15,230,238

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)	1,082,251	4,037
Roku, Inc. Series F, 8.00% (a)(b)	5,520,836	8,441
		12,478
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)	196,700	10,236
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(b)	508,444	20,185
TOTAL CONSUMER DISCRETIONARY		42,899
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	27,400	391
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Tower Corp. 5.50%	13,706	1,334
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (b)	2,960,879	20,000
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	6,800	6,569
Teva Pharmaceutical Industries Ltd. 7% (a)	5,570	5,055
		11,624
TOTAL HEALTH CARE		31,624
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	1,611,548	78,599
Software - 0.0%
Deem, Inc. (a)(b)	2,497,881	250
TOTAL INFORMATION TECHNOLOGY		78,849

TOTAL CONVERTIBLE PREFERRED STOCKS		155,097

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(b)(d)	619,047	0
FINANCIALS - 0.0%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,139

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,139

TOTAL PREFERRED STOCKS
(Cost $134,204)		162,236
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 17.7%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	322
3.5% 1/15/31 (f)	4,584	2,379
		2,701
Nonconvertible Bonds - 17.7%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Gates Global LLC/Gates Global Co. 6% 7/15/22 (f)	1,260	937
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(h)	1,405	1,463
6.75% 11/15/22 pay-in-kind (f)(h)	650	689
6.875% 8/15/18 pay-in-kind (f)(h)	1,565	1,604
Tenneco, Inc. 6.875% 12/15/20	2,415	2,506
ZF North America Capital, Inc.:
4% 4/29/20 (f)	5,045	5,077
4.5% 4/29/22 (f)	4,105	4,049
		16,325
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	10,000	9,183
General Motors Co.:
3.5% 10/2/18	4,530	4,543
6.25% 10/2/43	763	747
6.6% 4/1/36	3,372	3,466
6.75% 4/1/46	5,655	5,913
General Motors Financial Co., Inc.:
2.4% 4/10/18	4,091	4,019
2.625% 7/10/17	1,445	1,439
3% 9/25/17	3,320	3,323
3.15% 1/15/20	12,000	11,726
3.25% 5/15/18	3,070	3,062
3.5% 7/10/19	17,868	17,866
4% 1/15/25	6,368	5,900
4.25% 5/15/23	3,285	3,203
4.375% 9/25/21	11,267	11,332
4.75% 8/15/17	2,505	2,567
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,515	1,514
		89,803
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (f)	2,265	1,948
LKQ Corp. 4.75% 5/15/23	265	254
		2,202
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	562
Laureate Education, Inc. 9.25% 9/1/19 (f)(h)	11,565	5,898
Service Corp. International 5.375% 1/15/22	505	528
		6,988
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (f)	1,175	1,196
24 Hour Holdings III LLC 8% 6/1/22 (f)	510	388
Aramark Services, Inc. 5.125% 1/15/24 (f)	1,625	1,702
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	3,376
Choice Hotels International, Inc. 5.75% 7/1/22	390	411
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)	2,861	1,731
Eldorado Resorts, Inc. 7% 8/1/23	3,590	3,581
FelCor Lodging LP 6% 6/1/25	620	636
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	5,680	5,424
Landry's Acquisition Co. 9.375% 5/1/20 (f)	875	917
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	900	873
McDonald's Corp.:
2.75% 12/9/20	1,282	1,319
3.7% 1/30/26	3,379	3,527
4.7% 12/9/35	1,744	1,805
4.875% 12/9/45	2,737	2,876
MGM Mirage, Inc.:
6% 3/15/23	1,630	1,671
7.5% 6/1/16	2,855	2,889
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)	865	874
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	4,650	4,080
Playa Resorts Holding BV 8% 8/15/20 (f)	90	84
Scientific Games Corp.:
7% 1/1/22 (f)	1,360	1,323
10% 12/1/22	6,840	5,369
Studio City Finance Ltd. 8.5% 12/1/20 (f)	1,000	975
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (f)(i)	534	0
Wynn Macau Ltd. 5.25% 10/15/21 (f)	605	558
		47,585
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	550
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	785	655
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	620	564
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	4,574	4,700
8.25% 2/15/21 (h)	1,485	1,459
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	1,395	1,283
William Lyon Homes, Inc.:
5.75% 4/15/19	470	428
7% 8/15/22	2,585	2,365
8.5% 11/15/20	1,310	1,303
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)	1,350	1,148
		14,455
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22	5,000	5,250
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	2,475	2,438
		7,688
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,745	5,116
7.75% 12/1/45	8,012	10,099
Altice SA:
5.375% 7/15/23 (f)	2,375	2,405
7.625% 2/15/25 (f)	4,905	4,488
7.75% 5/15/22 (f)	10,065	9,738
7.75% 7/15/25 (f)	1,665	1,544
7.75% 7/15/25 (f)	1,495	1,394
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,424
AMC Networks, Inc. 7.75% 7/15/21	340	360
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)	1,810	1,597
Cable One, Inc. 5.75% 6/15/22 (f)	895	897
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	281
5.625% 2/15/24	670	697
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,568
5.25% 3/15/21	3,375	3,510
5.75% 9/1/23	945	959
5.75% 1/15/24	4,235	4,320
5.875% 5/1/27 (f)	3,385	3,385
CCOH Safari LLC 5.75% 2/15/26 (f)	5,010	5,023
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	325	318
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	3,345	3,069
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (f)	7,702	7,823
4.908% 7/23/25 (f)	5,177	5,299
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,275
5.125% 12/15/22	355	361
Clear Channel Communications, Inc. 5.5% 12/15/16	5,015	4,814
Clear Channel International BV 8.75% 12/15/20 (f)	2,420	2,444
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	685
7.625% 3/15/20	585	476
Series B, 6.5% 11/15/22	1,455	1,411
7.625% 3/15/20	4,105	3,612
Columbus International, Inc. 7.375% 3/30/21 (f)	7,655	7,946
Discovery Communications LLC 5.05% 6/1/20	168	176
DISH DBS Corp.:
5% 3/15/23	2,675	2,367
5.875% 7/15/22	2,655	2,542
6.75% 6/1/21	3,515	3,581
Lamar Media Corp.:
5.375% 1/15/24	630	647
5.875% 2/1/22	525	547
Lions Gate Entertainment Corp. 5.25% 8/1/18	2,415	2,487
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	6,635	7,216
MDC Partners, Inc. 6.75% 4/1/20 (f)	8,000	8,140
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)	9,800	9,604
National CineMedia LLC:
6% 4/15/22	2,600	2,704
7.875% 7/15/21	1,380	1,432
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)	685	694
Numericable Group SA:
4.875% 5/15/19 (f)	4,535	4,533
6% 5/15/22 (f)	13,815	13,677
6.25% 5/15/24 (f)	660	644
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	2,775	2,678
Regal Entertainment Group 5.75% 3/15/22	1,230	1,244
Sirius XM Radio, Inc.:
5.375% 4/15/25 (f)	1,490	1,486
5.75% 8/1/21 (f)	2,580	2,677
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,063
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,788
3.85% 9/29/24	4,335	4,432
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,844
4.5% 9/15/42	1,279	1,045
5.5% 9/1/41	2,304	2,051
5.85% 5/1/17	1,621	1,683
6.55% 5/1/37	10,296	10,372
6.75% 7/1/18	1,581	1,723
7.3% 7/1/38	3,823	4,034
8.25% 4/1/19	10,176	11,635
Time Warner, Inc. 2.1% 6/1/19	10,446	10,355
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)	1,340	1,404
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	1,125	1,184
Viacom, Inc.:
2.5% 9/1/18	714	711
3.5% 4/1/17	219	221
Virgin Media Secured Finance PLC 5.25% 1/15/26 (f)	7,830	7,810
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	1,060	1,010
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,990	1,816
Ziggo Bond Finance BV 5.875% 1/15/25 (f)	1,120	1,086
		247,681
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,242
5.75% 2/15/18	400	402
7.4% 4/1/37	440	337
8.125% 10/1/19	2,160	2,187
		4,168
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (f)	1,800	1,913
Sally Holdings LLC 5.625% 12/1/25	1,575	1,638
Sonic Automotive, Inc.:
5% 5/15/23	195	184
7% 7/15/22	885	920
		4,655
TOTAL CONSUMER DISCRETIONARY		441,550
CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,301
3.3% 2/1/23	15,133	15,556
4.7% 2/1/36	14,328	15,024
4.9% 2/1/46	16,386	17,564
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	1,947	1,962
		64,407
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	3,435	3,169
CVS Health Corp.:
3.5% 7/20/22	3,373	3,523
3.875% 7/20/25	6,000	6,419
ESAL GmbH 6.25% 2/5/23 (f)	3,005	2,569
Kroger Co. 3.3% 1/15/21	6,000	6,278
Minerva Luxembourg SA 7.75% 1/31/23 (f)	6,275	5,933
Rite Aid Corp.:
6.75% 6/15/21	1,995	2,115
6.875% 12/15/28 (f)(h)	3,505	3,926
7.7% 2/15/27	3,085	3,663
9.25% 3/15/20	1,330	1,403
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (f)	2,955	2,815
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,178
3.3% 11/18/21	3,750	3,775
		48,766
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (f)	417	447
ConAgra Foods, Inc. 1.9% 1/25/18	2,064	2,062
Darling International, Inc. 5.375% 1/15/22	745	734
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	2,877	2,971
JBS Investments GmbH:
7.25% 4/3/24 (f)	1,090	956
7.75% 10/28/20 (f)	2,850	2,743
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	6,075	5,225
5.875% 7/15/24 (f)	1,370	1,212
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (f)	880	928
Post Holdings, Inc.:
6.75% 12/1/21 (f)	1,485	1,576
7.75% 3/15/24 (f)	6,115	6,696
8% 7/15/25 (f)	555	612
TreeHouse Foods, Inc. 6% 2/15/24 (f)	1,065	1,121
William Wrigley Jr. Co.:
1.4% 10/21/16 (f)	3,217	3,218
2% 10/20/17 (f)	4,607	4,618
		35,119
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (f)	5,285	5,232
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25	1,435	1,512
6.375% 11/15/20	350	369
6.625% 11/15/22	415	447
		7,560
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (f)	1,660	1,639
6.375% 3/1/24 (f)	1,100	1,133
8.125% 2/1/20	220	229
Revlon Consumer Products Corp. 5.75% 2/15/21	6,290	6,306
		9,307
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,043
4% 1/31/24	3,123	3,358
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	6,420	6,590
4.25% 7/21/25 (f)	6,420	6,683
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,259
3.25% 6/12/20	1,273	1,324
4% 6/12/22	4,375	4,723
4.45% 6/12/25	9,633	10,462
4.85% 9/15/23	7,000	7,826
5.7% 8/15/35	1,646	1,858
5.85% 8/15/45	12,632	14,829
7.25% 6/15/37	6,101	7,648
		72,603
TOTAL CONSUMER STAPLES		237,762
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	5,634	3,823
5.35% 3/15/20 (f)	5,174	3,896
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	4,805	4,481
6.5% 4/1/20	2,264	2,285
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,510	1,144
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	394
Halliburton Co.:
3.8% 11/15/25	3,469	3,284
4.85% 11/15/35	3,029	2,648
5% 11/15/45	4,151	3,679
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	13
5.875% 4/1/20	2,439	1,268
Noble Holding International Ltd.:
3.05% 3/1/16	756	756
4% 3/16/18	470	376
5.95% 4/1/25	2,995	1,513
6.95% 4/1/45	2,891	1,330
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	2,355	636
Summit Midstream Holdings LLC 7.5% 7/1/21	500	340
Transocean, Inc.:
5.55% 12/15/16 (h)	3,719	3,682
6% 3/15/18	2,060	1,658
6.875% 12/15/21	4,240	2,332
Unit Corp. 6.625% 5/15/21	3,560	1,673
		41,211
Oil, Gas & Consumable Fuels - 2.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,371
Alpha Natural Resources, Inc. 9.75% 4/15/18 (i)	1,099	3
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.1186% 8/1/19 (f)(h)	1,345	319
7.125% 11/1/20 (f)	1,055	245
7.375% 11/1/21 (f)	1,430	325
Anadarko Petroleum Corp. 6.375% 9/15/17	21,672	22,019
Antero Resources Corp.:
5.125% 12/1/22	7,435	6,338
5.625% 6/1/23 (f)	1,835	1,569
Antero Resources Finance Corp.:
5.375% 11/1/21	1,790	1,548
6% 12/1/20	760	680
Blue Racer Mistream LLC / Blue Racer Finance Corp. 6.125% 11/15/22 (f)	5,000	3,750
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,169
4.742% 3/11/21	4,210	4,488
California Resources Corp. 8% 12/15/22 (f)	972	243
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,056
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	646
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	4,552
Chesapeake Energy Corp. 8% 12/15/22 (f)	3,360	1,310
Citgo Holding, Inc. 10.75% 2/15/20 (f)	2,315	2,107
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (f)	1,213	1,164
3.3% 6/1/20 (f)	5,938	5,560
4.5% 6/1/25 (f)	1,813	1,649
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,010
5.5% 4/1/23	280	260
CONSOL Energy, Inc. 8% 4/1/23	5,000	3,350
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	611
6.25% 4/1/23 (f)	1,150	817
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	4,640	4,083
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,443
2.7% 4/1/19	4,139	3,395
3.875% 3/15/23	2,327	1,677
4.95% 4/1/22	1,048	793
5.6% 4/1/44	1,686	1,030
Denbury Resources, Inc. 4.625% 7/15/23	4,625	1,341
Diamondback Energy, Inc. 7.625% 10/1/21	935	944
Duke Energy Field Services 6.45% 11/3/36 (f)	3,753	2,028
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,275
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	4,545	4,400
Enable Midstream Partners LP:
2.4% 5/15/19	1,656	1,276
3.9% 5/15/24	1,746	1,115
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	5,866
4.375% 10/15/20	4,351	4,025
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	1,660	448
7.75% 9/1/22	2,190	591
9.375% 5/1/20	9,120	2,668
Gibson Energy, Inc. 6.75% 7/15/21 (f)	160	136
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	305	195
7% 6/15/23	1,420	923
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	677	685
Halcon Resources Corp. 8.625% 2/1/20 (f)	565	312
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)	1,265	860
5.75% 10/1/25 (f)	6,625	4,505
7.625% 4/15/21 (f)	4,201	3,597
Kinder Morgan Energy Partners LP 3.5% 3/1/21	2,351	2,120
Laredo Petroleum, Inc.:
5.625% 1/15/22	1,740	1,114
6.25% 3/15/23	1,650	1,027
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	3,390	144
6.5% 9/15/21	720	31
7.75% 2/1/21	20	1
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,177
Motiva Enterprises LLC 5.75% 1/15/20 (f)	3,614	3,723
MPLX LP 4% 2/15/25	962	730
Nakilat, Inc. 6.067% 12/31/33 (f)	1,839	2,005
Nexen, Inc. 6.2% 7/30/19	1,865	2,069
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	3,697
Oasis Petroleum, Inc. 6.875% 3/15/22	595	348
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (f)	2,850	2,458
Peabody Energy Corp.:
6.25% 11/15/21	2,010	53
10% 3/15/22 (f)	1,380	52
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	21,931
Petrobras Global Finance BV:
2.2382% 5/20/16 (h)	5,357	5,324
3% 1/15/19	22,701	17,991
3.25% 3/17/17	22,344	21,651
4.375% 5/20/23	3,648	2,486
4.875% 3/17/20	20,511	15,693
5.625% 5/20/43	11,155	6,480
7.25% 3/17/44	28,868	18,808
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,719
5.375% 1/27/21	10,725	8,044
5.75% 1/20/20	16,310	13,048
5.875% 3/1/18	2,803	2,629
7.875% 3/15/19	5,564	5,022
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,052
3.5% 7/23/20 (f)	7,125	6,715
3.5% 1/30/23	4,530	3,921
4.5% 1/23/26 (f)	6,398	5,694
4.875% 1/24/22	2,315	2,221
4.875% 1/18/24	5,974	5,540
5.5% 1/21/21	12,842	12,968
5.5% 6/27/44	22,702	17,442
5.625% 1/23/46 (f)	6,203	4,815
6% 3/5/20	4,075	4,191
6.375% 1/23/45	13,324	11,558
6.5% 6/2/41	7,783	6,801
6.875% 8/4/26 (f)	12,000	12,426
8% 5/3/19	3,283	3,587
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,546
4.3% 4/1/22	5,338	5,444
Phillips 66 Partners LP 2.646% 2/15/20	527	489
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	1,880
Range Resources Corp. 4.875% 5/15/25 (f)	2,265	1,959
Rice Energy, Inc.:
6.25% 5/1/22	4,290	3,475
7.25% 5/1/23	1,030	824
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	359
RSP Permian, Inc. 6.625% 10/1/22	265	237
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,385
5.625% 3/1/25	6,075	5,513
5.75% 5/15/24	8,830	8,129
SemGroup Corp. 7.5% 6/15/21	2,610	1,977
Shell International Finance BV 4.375% 5/11/45	6,392	5,930
SM Energy Co. 5.625% 6/1/25	675	272
Southeast Supply Header LLC 4.25% 6/15/24 (f)	4,893	4,592
Southwestern Energy Co.:
3.3% 1/23/18	2,491	1,794
4.05% 1/23/20	4,519	2,915
4.95% 1/23/25	3,470	1,995
Spectra Energy Capital, LLC 5.65% 3/1/20	944	943
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,060
4.6% 6/15/21	1,296	1,325
Suncor Energy, Inc. 6.1% 6/1/18	7,771	7,974
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (f)	6,670	6,370
6.375% 4/1/23 (f)	965	917
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	4,580	4,388
6.375% 8/1/22	570	490
6.75% 3/15/24 (f)	7,000	5,933
Teekay Corp.:
8.5% 1/15/20	120	76
8.5% 1/15/20 (f)	1,730	1,090
Teine Energy Ltd. 6.875% 9/30/22 (f)	5,104	4,185
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)	990	926
5.875% 10/1/20	235	221
6.125% 10/15/21	215	198
6.25% 10/15/22 (f)	2,750	2,530
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,069
4.55% 6/24/24	19,902	14,927
Western Gas Partners LP 5.375% 6/1/21	7,807	6,669
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	497
Western Refining, Inc. 6.25% 4/1/21	550	440
Whiting Petroleum Corp. 5.75% 3/15/21	565	264
Williams Partners LP 4.3% 3/4/24	4,038	3,156
WPX Energy, Inc.:
7.5% 8/1/20	1,140	718
8.25% 8/1/23	1,715	1,063
		522,420
TOTAL ENERGY		563,631
FINANCIALS - 7.8%
Banks - 3.1%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	5,555	5,541
4% 4/14/19 (f)	21,750	20,010
5.5% 7/12/20 (f)	16,673	15,506
5.75% 9/26/23 (f)	5,082	4,434
6.369% 6/16/18 (f)	10,462	10,520
6.5% 6/10/19 (f)	1,763	1,745
Bank of America Corp.:
1.35% 11/21/16	4,652	4,650
2.6% 1/15/19	66,110	66,422
2.65% 4/1/19	28,149	28,293
3.875% 8/1/25	4,168	4,278
3.95% 4/21/25	9,148	8,857
4% 1/22/25	2,059	2,003
4.2% 8/26/24	9,221	9,232
4.25% 10/22/26	5,465	5,413
4.45% 3/3/26	7,374	7,374
5.75% 12/1/17	6,075	6,443
6.5% 8/1/16	1,010	1,032
Barclays PLC:
2.75% 11/8/19	4,598	4,515
4.375% 1/12/26	8,817	8,509
BB&T Corp. 3.95% 3/22/22	1,495	1,575
Capital One NA 2.95% 7/23/21	7,402	7,342
CIT Group, Inc.:
5% 8/15/22	4,195	4,211
5% 8/1/23	2,755	2,755
5.25% 3/15/18	3,215	3,307
5.375% 5/15/20	2,805	2,896
5.5% 2/15/19 (f)	5,285	5,470
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,352
1.7% 4/27/18	6,410	6,342
1.75% 5/1/18	18,342	18,161
1.85% 11/24/17	30,961	30,861
2.4% 2/18/20	10,000	9,911
2.5% 7/29/19	32,442	32,520
2.55% 4/8/19	14,645	14,689
4.05% 7/30/22	14,700	14,981
4.3% 11/20/26	12,000	11,640
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,782	5,921
Credit Suisse AG 6% 2/15/18	12,547	13,283
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,209
3.75% 3/26/25	6,420	6,065
3.8% 9/15/22	9,940	9,742
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,266
Discover Bank 7% 4/15/20	3,075	3,467
Fifth Third Bancorp:
3.5% 3/15/22	529	546
4.5% 6/1/18	418	440
5.45% 1/15/17	1,848	1,909
HBOS PLC 6.75% 5/21/18 (f)	408	439
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,854
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,039
Huntington National Bank:
2% 6/30/18	13,000	12,935
2.2% 4/1/19	2,700	2,677
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	4,062	3,733
5.71% 1/15/26 (f)	9,946	9,477
JPMorgan Chase & Co.:
3.875% 9/10/24	13,647	13,713
4.125% 12/15/26	91,465	92,794
KeyCorp. 5.1% 3/24/21	519	571
Rabobank Nederland 4.375% 8/4/25	9,821	9,877
Regions Bank 6.45% 6/26/37	10,147	12,162
Regions Financial Corp. 2% 5/15/18	7,154	7,091
Royal Bank of Canada 4.65% 1/27/26	7,579	7,645
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	47,187
6% 12/19/23	13,834	13,975
6.1% 6/10/23	7,367	7,459
6.125% 12/15/22	35,362	37,119
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,246
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,506
3.5% 1/20/17	4,123	4,193
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,412
4.48% 1/16/24	5,192	5,519
		751,261
Capital Markets - 1.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,097
4.25% 2/15/24	2,095	2,159
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)	8,000	8,180
Deutsche Bank AG 4.5% 4/1/25	14,192	12,030
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,988
2.375% 1/22/18	10,000	10,061
2.55% 10/23/19	70,000	70,127
2.6% 4/23/20	1,300	1,294
2.625% 1/31/19	25,103	25,294
3.75% 2/25/26	15,000	15,131
5.95% 1/18/18	4,242	4,523
6.15% 4/1/18	3,466	3,736
6.25% 9/1/17	19,047	20,204
Lazard Group LLC:
4.25% 11/14/20	4,447	4,563
6.85% 6/15/17	1,063	1,118
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,460
Morgan Stanley:
1.875% 1/5/18	13,596	13,562
2.125% 4/25/18	16,388	16,383
2.5% 1/24/19	97,536	98,040
4.875% 11/1/22	7,232	7,625
5.625% 9/23/19	453	497
5.95% 12/28/17	250	267
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	7,000	6,915
UBS AG Stamford Branch:
1.8% 3/26/18	9,485	9,490
2.375% 8/14/19	10,750	10,795
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	7,279	7,242
		376,781
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17	7,625	7,558
3.75% 5/15/19	2,125	2,126
4.5% 5/15/21	2,325	2,342
5% 10/1/21	6,860	7,040
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,000
3.75% 11/18/19	2,000	1,965
4.625% 5/19/22	1,365	1,363
4.75% 9/10/18	2,295	2,338
5.75% 11/20/25	1,335	1,295
6.25% 12/1/17	1,800	1,874
8% 12/31/18	19,035	20,701
8% 11/1/31	22,391	24,658
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,470
Discover Financial Services:
3.85% 11/21/22	1,983	1,958
5.2% 4/27/22	2,146	2,257
6.45% 6/12/17	10,512	11,024
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	31,784
1.5% 1/17/17	16,012	15,944
2.375% 3/12/19	17,400	17,113
2.875% 10/1/18	8,500	8,504
3% 6/12/17	5,430	5,476
5% 5/15/18	8,500	8,892
5.875% 8/2/21	10,438	11,515
General Motors Acceptance Corp. 8% 11/1/31	6,130	6,820
Hyundai Capital America:
1.45% 2/6/17 (f)	5,366	5,348
1.875% 8/9/16 (f)	1,338	1,341
2.125% 10/2/17 (f)	2,063	2,065
2.55% 2/6/19 (f)	5,366	5,383
2.875% 8/9/18 (f)	2,511	2,530
Navient Corp.:
5% 10/26/20	1,140	1,006
5.875% 10/25/24	7,190	5,824
SLM Corp.:
4.875% 6/17/19	5,955	5,657
5.5% 1/15/19	2,150	2,129
5.5% 1/25/23	4,610	3,815
6.125% 3/25/24	9,585	8,022
7.25% 1/25/22	5,140	4,677
8% 3/25/20	5,930	5,856
8.45% 6/15/18	9,890	10,539
Synchrony Financial:
1.875% 8/15/17	1,300	1,286
3% 8/15/19	1,910	1,913
3.75% 8/15/21	7,084	7,124
4.25% 8/15/24	2,903	2,906
		278,438
Diversified Financial Services - 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,115
5.875% 2/1/22	2,725	2,378
6% 8/1/20	2,230	2,074
MSCI, Inc. 5.75% 8/15/25 (f)	870	939
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (f)	3,080	2,926
		10,432
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	4,232	4,308
3.35% 5/3/26	3,411	3,492
AIA Group Ltd. 2.25% 3/11/19 (f)	1,203	1,204
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub, LLC 8.25% 8/1/23 (f)	5,010	4,509
American International Group, Inc.:
3.3% 3/1/21	3,455	3,493
3.75% 7/10/25	11,144	10,937
4.875% 6/1/22	10,692	11,408
5.85% 1/16/18	12,000	12,795
Aon Corp.:
3.125% 5/27/16	3,402	3,418
5% 9/30/20	107	118
Five Corners Funding Trust 4.419% 11/15/23 (f)	8,055	8,337
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(h)	2,008	1,968
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	617
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	1,675	1,499
HUB International Ltd. 9.25% 2/15/21 (f)	940	961
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	2,655	2,720
5% 6/1/21 (f)	6,063	6,540
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,781
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (f)	7,265	6,708
5.375% 12/1/41 (f)	1,349	1,481
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	6,476	6,453
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,585	4,351
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,048	4,248
Pacific LifeCorp:
5.125% 1/30/43 (f)	6,960	6,925
6% 2/10/20 (f)	8,215	9,192
Prudential Financial, Inc.:
2.3% 8/15/18	783	785
4.5% 11/16/21	1,461	1,587
7.375% 6/15/19	1,880	2,168
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,715	6,741
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	6,853	6,969
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,569	1,577
4.125% 11/1/24 (f)	2,275	2,337
Unum Group:
3.875% 11/5/25	6,934	6,576
5.625% 9/15/20	2,879	3,152
5.75% 8/15/42	7,108	7,446
7.125% 9/30/16	1,802	1,856
		162,657
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,142
4.6% 4/1/22	1,705	1,817
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,588
American Tower Corp. 2.8% 6/1/20	6,000	5,961
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,562
Camden Property Trust 2.95% 12/15/22	2,154	2,116
CommonWealth REIT 5.875% 9/15/20	991	1,079
Corporate Office Properties LP:
3.7% 6/15/21	3,614	3,573
5% 7/1/25	3,069	3,096
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	199
DDR Corp.:
3.625% 2/1/25	3,010	2,863
4.25% 2/1/26	2,564	2,545
4.625% 7/15/22	3,877	4,028
4.75% 4/15/18	4,595	4,779
7.5% 4/1/17	4,966	5,241
9.625% 3/15/16	1,670	1,675
Digital Delta Holdings LLC:
3.4% 10/1/20 (f)	6,817	6,936
4.75% 10/1/25 (f)	4,899	4,958
Duke Realty LP:
3.625% 4/15/23	2,844	2,838
3.75% 12/1/24	2,012	2,003
3.875% 10/15/22	4,799	4,941
4.375% 6/15/22	3,202	3,373
5.95% 2/15/17	291	302
6.75% 3/15/20	1,161	1,331
8.25% 8/15/19	1,838	2,179
Equity One, Inc.:
3.75% 11/15/22	7,300	7,299
6% 9/15/17	666	702
ERP Operating LP 5.75% 6/15/17	637	668
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,581
HCP, Inc.:
3.15% 8/1/22	8,000	7,490
3.875% 8/15/24	11,000	10,332
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,295
4% 6/1/25	4,568	4,487
4.125% 4/1/19	11,300	11,805
4.7% 9/15/17	744	775
HRPT Properties Trust:
6.25% 6/15/17	726	747
6.65% 1/15/18	490	516
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,926
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,545	1,584
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,769	1,750
4.5% 4/1/27	21,587	20,392
4.95% 4/1/24	1,785	1,825
5.25% 1/15/26	7,807	7,905
5.875% 3/15/24	3,200	3,255
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,211
5% 12/15/23	980	1,016
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,094
WP Carey, Inc. 4% 2/1/25	7,547	7,133
		180,913
Real Estate Management & Development - 0.5%
BioMed Realty LP 3.85% 4/15/16	8,385	8,393
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,403
4.1% 10/1/24	5,444	5,370
4.55% 10/1/29	5,444	5,434
4.95% 4/15/18	4,256	4,447
5.7% 5/1/17	268	278
6% 4/1/16	2,467	2,475
CBRE Group, Inc.:
5% 3/15/23	3,950	3,963
5.25% 3/15/25	2,580	2,671
Digital Realty Trust LP:
3.95% 7/1/22	4,317	4,344
5.25% 3/15/21	2,876	3,149
Essex Portfolio LP 5.5% 3/15/17	3,414	3,542
Howard Hughes Corp. 6.875% 10/1/21 (f)	1,690	1,663
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	761
Liberty Property LP:
3.375% 6/15/23	2,951	2,878
4.125% 6/15/22	2,746	2,834
4.75% 10/1/20	6,595	7,112
5.5% 12/15/16	2,022	2,080
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	3,999
3.15% 5/15/23	6,708	5,811
4.5% 4/18/22	1,689	1,644
7.75% 8/15/19	2,149	2,359
Mid-America Apartments LP:
4% 11/15/25	1,682	1,717
4.3% 10/15/23	1,086	1,148
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,195
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	3,471	3,579
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	1,760	1,808
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	2,125	2,130
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,681
Regency Centers LP 5.875% 6/15/17	1,084	1,139
Tanger Properties LP:
3.75% 12/1/24	3,781	3,847
3.875% 12/1/23	2,341	2,401
6.125% 6/1/20	7,035	8,000
Ventas Realty LP:
1.25% 4/17/17	2,655	2,633
1.55% 9/26/16	921	921
3.5% 2/1/25	1,837	1,780
4.125% 1/15/26	2,088	2,117
4.375% 2/1/45	1,098	988
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,593
4% 4/30/19	1,771	1,850
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	475
		124,612
TOTAL FINANCIALS		1,885,094
HEALTH CARE - 1.3%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,735
3.6% 5/14/25	6,397	6,521
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (f)	1,225	1,066
Amgen, Inc. 1.25% 5/22/17	11,041	11,018
		24,340
Health Care Equipment & Supplies - 0.0%
Alere, Inc. 6.375% 7/1/23 (f)	625	686
Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	680	687
Centene Corp.:
5.625% 2/15/21 (f)	1,985	2,074
6.125% 2/15/24 (f)	1,290	1,369
Community Health Systems, Inc.:
5.125% 8/1/21	840	844
6.875% 2/1/22	1,115	956
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,309
5.125% 7/15/24	2,535	2,579
5.75% 8/15/22	1,215	1,279
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,610
4.75% 11/15/21	14,348	15,364
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,771
4.25% 10/15/19	3,850	3,966
4.75% 5/1/23	3,020	3,069
5% 3/15/24	1,755	1,790
5.375% 2/1/25	9,835	10,019
5.875% 3/15/22	10,110	10,843
5.875% 5/1/23	2,555	2,683
5.875% 2/15/26	5,470	5,634
6.25% 2/15/21	1,415	1,496
6.5% 2/15/20	20,898	23,149
7.5% 2/15/22	3,250	3,672
HealthSouth Corp.:
5.125% 3/15/23	800	788
5.75% 11/1/24 (f)	1,090	1,101
5.75% 11/1/24	4,205	4,247
5.75% 9/15/25 (f)	6,165	6,119
McKesson Corp. 2.284% 3/15/19	5,400	5,420
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,905
Molina Healthcare, Inc. 5.375% 11/15/22 (f)	1,695	1,716
Quintiles Transnational Corp. 4.875% 5/15/23 (f)	1,070	1,099
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	633
Team Health, Inc. 7.25% 12/15/23 (f)	2,500	2,625
Tenet Healthcare Corp.:
4.375% 10/1/21	2,040	2,012
4.5% 4/1/21	1,030	1,024
5% 3/1/19	16,690	15,939
6% 10/1/20	1,145	1,216
6.75% 6/15/23	7,355	6,665
8.125% 4/1/22	4,590	4,513
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,324	2,430
3.75% 7/15/25	6,406	6,817
Vizient, Inc. 10.375% 3/1/24 (f)	2,055	2,173
WellPoint, Inc. 1.875% 1/15/18	161	161
		175,766
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (f)	1,155	1,074
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,494
2.4% 2/1/19	945	948
		2,442
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,878
2.45% 6/15/19	3,241	3,250
3% 3/12/20	5,472	5,566
3.45% 3/15/22	9,527	9,735
Endo Finance LLC 5.375% 1/15/23 (f)	350	348
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (f)	4,625	4,671
6% 2/1/25 (f)	4,195	4,174
Forest Laboratories, Inc. 4.375% 2/1/19 (f)	2,160	2,272
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (f)	200	176
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (f)	8,675	8,285
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (f)(h)	5,090	4,530
Mylan, Inc. 1.35% 11/29/16	1,757	1,745
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,429
2.3% 11/8/18	1,537	1,512
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,338
3.9% 12/15/24	2,011	1,961
4.9% 12/15/44	883	849
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)	498	553
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	6,565	5,941
5.5% 3/1/23 (f)	1,750	1,383
5.625% 12/1/21 (f)	810	693
5.875% 5/15/23 (f)	8,150	6,642
6.125% 4/15/25 (f)	10,225	8,180
6.75% 8/15/18 (f)	3,620	3,493
7.5% 7/15/21 (f)	4,615	4,350
VPI Escrow Corp. 6.375% 10/15/20 (f)	1,445	1,326
Zoetis, Inc. 1.875% 2/1/18	898	888
		96,168
TOTAL HEALTH CARE		300,476
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	3,650	4,104
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	3,120	2,714
TransDigm, Inc.:
6% 7/15/22	1,155	1,126
6.5% 5/15/25 (f)	7,335	7,042
		14,986
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	6	6
9.798% 4/1/21	1,948	2,123
6.125% 4/29/18	415	428
6.648% 3/15/19	1,020	1,036
6.9% 7/2/19	191	194
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,178	1,207
8.36% 1/20/19	750	774
		5,768
Building Products - 0.0%
Builders FirstSource, Inc. 10.75% 8/15/23 (f)	5,000	4,660
GCP Applied Technologies, Inc. 9.5% 2/1/23 (f)	1,800	1,926
HD Supply, Inc. 5.25% 12/15/21 (f)	1,985	2,079
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)	510	393
Nortek, Inc. 8.5% 4/15/21	925	955
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (f)	440	430
6.125% 4/1/25 (f)	440	431
USG Corp.:
5.875% 11/1/21 (f)	255	265
6.3% 11/15/16	170	175
7.875% 3/30/20 (f)	905	943
9.75% 1/15/18 (h)	975	1,086
		13,343
Commercial Services & Supplies - 0.2%
ADT Corp. 6.25% 10/15/21	1,140	1,112
APX Group, Inc.:
6.375% 12/1/19	16,045	15,644
8.75% 12/1/20	12,565	10,209
Cenveo Corp. 6% 8/1/19 (f)	730	531
Clean Harbors, Inc. 5.125% 6/1/21	740	734
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,464
6.375% 10/1/22	3,265	3,012
7.25% 12/1/20	775	761
Garda World Security Corp.:
7.25% 11/15/21 (f)	3,295	2,307
7.25% 11/15/21 (f)	525	368
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	215	200
TMS International Corp. 7.625% 10/15/21 (f)	255	193
		37,535
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)	475	348
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,472
Schaeffler Finance BV:
4.25% 5/15/21 (f)	1,760	1,769
4.75% 5/15/21 (f)	3,160	3,184
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	950	589
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	455	487
		7,849
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	630	443
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	3,065	981
8.125% 2/15/19	975	227
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	700	362
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (i)	755	143
		2,156
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,483
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,086
6.25% 10/15/22	800	761
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)	1,245	759
		2,606
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,693
2.625% 9/4/18	6,100	5,919
3.75% 2/1/22	6,505	6,044
3.875% 4/1/21	5,301	5,129
4.25% 9/15/24	4,566	4,235
4.75% 3/1/20	4,617	4,698
Aircastle Ltd. 5.5% 2/15/22	1,340	1,338
Ashtead Capital, Inc. 5.625% 10/1/24(f)	1,825	1,807
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,408
5.75% 5/15/16	1,840	1,845
5.875% 8/15/22	4,385	4,665
6.25% 5/15/19	3,035	3,255
7.125% 9/1/18 (f)	5,560	6,047
8.25% 12/15/20	4,165	4,816
8.625% 1/15/22	3,910	4,633
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	365	288
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,220
5.5% 7/15/25	975	925
		63,965
TOTAL INDUSTRIALS		150,691
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,989
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,638
6.5% 1/15/28	1,110	1,113
		12,740
Electronic Equipment & Components - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	737
Sanmina Corp. 4.375% 6/1/19 (f)	1,295	1,308
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,092
6.55% 10/1/17	815	875
		4,012
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	898
Rackspace Hosting, Inc. 6.5% 1/15/24 (f)	1,780	1,678
VeriSign, Inc. 4.625% 5/1/23	1,225	1,207
		3,783
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,774
Everi Payments, Inc. 10% 1/15/22	565	463
Xerox Corp. 2.95% 3/15/17	947	949
		3,186
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (f)	365	370
Micron Technology, Inc.:
5.25% 1/15/24 (f)	2,494	2,095
5.5% 2/1/25	1,695	1,424
5.875% 2/15/22	880	808
NXP BV/NXP Funding LLC 5.75% 2/15/21 (f)	1,595	1,659
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (f)	2,675	2,829
		9,185
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)	1,255	1,343
Blue Coat Systems, Inc. 8.375% 6/1/23 (f)	7,710	7,633
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	2,645	1,680
BMC Software, Inc. 7.25% 6/1/18	395	330
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)	1,720	899
Ensemble S Merger Sub, Inc. 9% 9/30/23 (f)	2,605	2,410
		14,295
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	6,392	6,451
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (f)	6,577	6,559
4.9% 10/15/25 (f)	6,577	6,239
6.35% 10/15/45 (f)	6,577	5,610
		24,859
TOTAL INFORMATION TECHNOLOGY		72,060
MATERIALS - 0.3%
Chemicals - 0.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (f)	1,790	1,991
10% 10/15/25 (f)	960	1,063
Evolution Escrow Issuer LLC 7.5% 3/15/22 (f)	2,852	1,761
LSB Industries, Inc. 7.75% 8/1/19	425	367
Momentive Performance Materials, Inc. 3.88% 10/24/21	1,825	1,241
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (i)	1,350	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (f)	3,125	2,531
10.375% 5/1/21 (f)	480	438
PolyOne Corp. 5.25% 3/15/23	1,360	1,357
The Chemours Company LLC:
6.625% 5/15/23 (f)	1,985	1,434
7% 5/15/25 (f)	505	366
Tronox Finance LLC 6.375% 8/15/20	2,105	1,321
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	585	622
		14,492
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (f)	1,600	1,444
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	405	325
		1,769
Containers & Packaging - 0.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)	914	836
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	5,685	5,870
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)	680	665
6.75% 1/31/21 (f)	785	737
7% 11/15/20 (f)	126	117
9.125% 10/15/20 (f)	690	712
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (f)	12,285	12,270
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	2,135	1,644
Owens-Illinois, Inc. 7.8% 5/15/18	350	383
Sealed Air Corp. 6.5% 12/1/20 (f)	1,065	1,193
		24,427
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(h)	2,727	2,693
6.75% 10/19/75 (f)(h)	6,773	6,578
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	255	247
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (f)	1,410	1,068
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	7,189	7,226
4.5% 8/13/23 (Reg. S)	8,600	8,611
4.875% 11/4/44 (f)	1,735	1,499
4.875% 11/4/44 (Reg. S)	4,000	3,457
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	5,635	4,836
Murray Energy Corp. 11.25% 4/15/21 (f)	4,670	537
New Gold, Inc.:
6.25% 11/15/22 (f)	615	438
7% 4/15/20 (f)	345	289
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	755	498
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)	595	506
Walter Energy, Inc.:
9.5% 10/15/19 (f)(i)	875	123
12% 4/1/20 pay-in-kind (f)(h)(i)	885	0
		38,606
TOTAL MATERIALS		79,294
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Altice Financing SA:
6.5% 1/15/22 (f)	2,300	2,317
6.625% 2/15/23 (f)	2,620	2,581
7.875% 12/15/19 (f)	550	573
Altice Finco SA:
8.125% 1/15/24 (f)	315	306
9.875% 12/15/20 (f)	585	623
AT&T, Inc. 2.45% 6/30/20	4,383	4,366
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	81
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,717
CenturyLink, Inc.:
5.15% 6/15/17	440	451
6% 4/1/17	3,101	3,200
6.15% 9/15/19	3,331	3,423
Embarq Corp.:
7.082% 6/1/16	3,728	3,758
7.995% 6/1/36	37,546	35,669
FairPoint Communications, Inc. 8.75% 8/15/19 (f)	1,340	1,290
Frontier Communications Corp.:
8.875% 9/15/20 (f)	850	878
10.5% 9/15/22 (f)	1,400	1,414
GCI, Inc. 6.875% 4/15/25	1,350	1,320
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	1,488
8.125% 6/1/23	1,090	332
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,337
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,168
6.125% 1/15/21	1,405	1,468
7% 6/1/20	1,460	1,531
Lynx I Corp. 5.375% 4/15/21 (f)	693	718
Lynx II Corp. 6.375% 4/15/23 (f)	652	680
Sable International Finance Ltd. 6.875% 8/1/22 (f)	1,915	1,824
SBA Communications Corp. 5.625% 10/1/19	1,870	1,949
Sprint Capital Corp.:
6.875% 11/15/28	3,795	2,751
6.9% 5/1/19	8,975	7,651
8.75% 3/15/32	1,500	1,155
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,111
4.5% 9/15/20	38,502	41,872
5.012% 8/21/54	19,396	18,039
6.25% 4/1/37	3,729	4,176
6.4% 9/15/33	5,323	6,204
6.55% 9/15/43	13,650	16,552
Virgin Media Finance PLC 6% 10/15/24 (f)	4,040	4,050
Wind Acquisition Finance SA 4.75% 7/15/20 (f)	1,670	1,612
		189,635
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 2.375% 9/8/16	307	308
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)	3,050	3,302
Digicel Group Ltd.:
6% 4/15/21 (f)	2,805	2,401
7.125% 4/1/22 (f)	2,000	1,430
8.25% 9/30/20 (f)	4,820	3,760
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,505
6.625% 12/15/22 (Reg. S)	5,045	2,535
7.5% 4/1/21	3,895	2,707
Neptune Finco Corp.:
6.625% 10/15/25 (f)	1,460	1,540
10.125% 1/15/23 (f)	7,200	7,749
10.875% 10/15/25 (f)	4,485	4,844
Sprint Communications, Inc.:
6% 11/15/22	13,365	9,422
8.375% 8/15/17	1,230	1,196
9% 11/15/18 (f)	6,595	6,846
Sprint Corp.:
7.125% 6/15/24	4,965	3,538
7.25% 9/15/21	2,575	1,938
7.875% 9/15/23	2,950	2,183
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	712
6% 3/1/23	2,590	2,668
6.25% 4/1/21	565	592
6.464% 4/28/19	420	432
6.5% 1/15/24	7,235	7,434
6.5% 1/15/26	2,425	2,457
6.542% 4/28/20	1,475	1,527
6.625% 4/1/23	15,005	15,680
6.633% 4/28/21	1,335	1,395
6.731% 4/28/22	985	1,030
6.836% 4/28/23	385	400
		91,531
TOTAL TELECOMMUNICATION SERVICES		281,166
UTILITIES - 1.1%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,269
American Transmission Systems, Inc. 5% 9/1/44 (f)	775	778
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,934	4,407
6.4% 9/15/20 (f)	10,769	12,295
Edison International 3.75% 9/15/17	3,355	3,456
Entergy Corp. 4% 7/15/22	6,500	6,826
Eversource Energy 1.45% 5/1/18	1,511	1,493
Exelon Corp. 3.95% 6/15/25 (f)	5,966	6,040
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,122
4.25% 3/15/23	23,348	24,373
7.375% 11/15/31	31,788	39,507
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,442
InterGen NV 7% 6/30/23 (f)	9,075	6,216
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,418
LG&E and KU Energy LLC 3.75% 11/15/20	745	782
Nevada Power Co.:
6.5% 5/15/18	5,100	5,615
6.5% 8/1/18	1,191	1,318
NSG Holdings II, LLC 7.75% 12/15/25 (f)	4,502	4,727
NV Energy, Inc. 6.25% 11/15/20	1,666	1,927
Pennsylvania Electric Co. 6.05% 9/1/17	450	478
Progress Energy, Inc. 4.4% 1/15/21	336	358
RJS Power Holdings LLC 4.625% 7/15/19 (f)	2,150	1,731
TECO Finance, Inc.:
4% 3/15/16	1,242	1,243
5.15% 3/15/20	2,029	2,209
West Penn Power Co. 5.95% 12/15/17 (f)	10,500	11,230
		172,260
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,832
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	263
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,641
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	996
		4,732
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,375
5.75% 1/15/25	635	572
6% 1/15/22 (f)	1,115	1,143
7.875% 1/15/23 (f)	2,038	2,155
Dynegy, Inc.:
6.75% 11/1/19	1,075	996
7.375% 11/1/22	4,900	4,092
7.625% 11/1/24	4,760	3,939
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (i)	9,678	10,114
12.25% 3/1/22 (f)(i)	13,357	14,092
NRG Energy, Inc. 6.625% 3/15/23	6,445	5,446
PPL Energy Supply LLC 6.5% 6/1/25	1,100	759
TerraForm Power Operating LLC:
5.875% 2/1/23 (f)	6,005	4,504
6.125% 6/15/25 (f)	435	320
TXU Corp.:
5.55% 11/15/14 (i)	61	43
6.5% 11/15/24 (i)	3,550	2,485
6.55% 11/15/34 (i)	7,200	5,040
		57,075
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9031% 9/30/66 (h)	19,347	13,002
7.5% 6/30/66 (h)	2,474	2,072
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,821
6.4% 3/15/18	983	1,066
6.8% 1/15/19	2,710	3,022
PG&E Corp. 2.4% 3/1/19	791	799
Puget Energy, Inc. 6% 9/1/21	691	787
Sempra Energy 6% 10/15/39	3,719	4,088
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,876	2,868
		33,525
TOTAL UTILITIES		267,592

TOTAL NONCONVERTIBLE BONDS		4,279,316

TOTAL CORPORATE BONDS
(Cost $4,444,887)		4,282,017

U.S. Government and Government Agency Obligations - 4.7%
U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$84,687	$78,846
1.375% 2/15/44	71,505	77,393
U.S. Treasury Inflation-Indexed Notes:
0.25% 1/15/25	43,860	43,491
0.625% 1/15/26	75,000	76,999

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		276,729

U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds 3% 11/15/45	243,720	263,398
U.S. Treasury Notes:
0.5% 8/31/16	96,300	96,284
0.625% 8/15/16	50,000	50,024
1% 8/31/16	200,000	200,440
1% 8/15/18	32,700	32,823
1.625% 6/30/20	60,496	61,604
2% 8/15/25	156,514	160,029

TOTAL U.S. TREASURY OBLIGATIONS		864,602

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,124,375)		1,141,331

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.5%
2.302% 6/1/36 (h)	125	131
2.5% 1/1/28 to 4/1/43	8,193	8,397
2.628% 7/1/37 (h)	206	218
3% 5/1/27 to 10/1/45	15,188	15,639
3% 3/1/46 (j)	100	103
3.5% 11/1/25 to 12/1/45	35,298	37,254
4% 11/1/31 to 7/1/45	21,752	23,370
4% 3/1/46 (j)	1,500	1,600
4.5% 11/1/19 to 4/1/45	12,617	13,741
5% 6/1/39 to 10/1/41	4,248	4,715
5.5% 4/1/33 to 4/1/39	1,521	1,722
6% 7/1/35 to 8/1/37	2,359	2,711
6.5% 7/1/32 to 8/1/36	410	482

TOTAL FANNIE MAE		110,083

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	13,633	14,001
3.25% 10/1/35 (h)	118	125
3.5% 8/1/42 to 6/1/45	13,785	14,461
4% 6/1/24 to 8/1/44	12,969	13,888
4.5% 3/1/41 to 4/1/41	6,466	7,033
5% 3/1/19 to 7/1/41	2,589	2,836
5.5% 1/1/38 to 6/1/41	7,342	8,266
6% 7/1/37 to 8/1/37	210	241
6.5% 3/1/36	1,575	1,857

TOTAL FREDDIE MAC		62,708

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	1,182	1,228
3.5% 12/20/41 to 8/20/45	18,073	19,119
4% 8/15/39 to 7/20/45	7,978	8,545
4.5% 4/20/41	2,184	2,362
5% 2/15/39 to 5/15/39	673	751
5.5% 6/15/35 to 9/15/39	2,234	2,533

TOTAL GINNIE MAE		34,538

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $204,369)		207,329

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (h)	$504	$450
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (h)	186	177
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,254
Class D, 3.31% 10/8/19	770	786
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (h)	35	32
Series 2004-R2 Class M3, 1.2608% 4/25/34 (h)	68	50
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (h)	36	32
Series 2004-W11 Class M2, 1.4858% 11/25/34 (h)	426	409
Series 2004-W7 Class M1, 1.2608% 5/25/34 (h)	1,072	980
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (h)	868	308
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (h)	1,264	1,097
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (h)	12	2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (h)	1,368	931
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (h)	48	42
Series 2004-4 Class M2, 1.2308% 6/25/34 (h)	75	67
Series 2004-7 Class AF5, 5.868% 1/25/35	1,368	1,417
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (h)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (h)	221	209
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (h)	8	6
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (h)	720	624
Class M4, 1.4465% 1/25/35 (h)	264	142
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (f)(h)	1,597	1,414
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (f)(h)	437	414
Class B, 0.7105% 11/15/34 (f)(h)	158	139
Class C, 0.8105% 11/15/34 (f)(h)	262	227
Class D, 1.1805% 11/15/34 (f)(h)	100	83
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (h)	182	167
Series 2003-3 Class M1, 1.7258% 8/25/33 (h)	332	310
Series 2003-5 Class A2, 1.1358% 12/25/33 (h)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (h)	1,137	729
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (f)(h)	1,947	1,813
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (h)	2,148	965
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (h)	37	37
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (h)	63	62
Series 2006-A Class 2C, 1.7531% 3/27/42 (h)	2,016	1,034
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (h)	238	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (h)	78	65
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (h)	186	174
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (h)	93	93
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (h)	1,126	1,078
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (h)	44	38
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (h)	186	166
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (h)	127	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (h)	1,083	986
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (h)	405	368
Class M4, 2.6015% 9/25/34 (h)	519	350
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (h)	1,120	984
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (h)	4	3
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,461
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,027
Class C, 2.13% 8/17/20	19,051	19,054
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,054
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (h)	550	506
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (h)	428	417
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (h)	31	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (h)	22	18
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (f)(h)	1,530	750
TOTAL ASSET-BACKED SECURITIES
(Cost $64,206)		69,086

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (h)	725	696
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	1,956	1,926
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (h)	361	347
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (h)	876	752
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (h)	257	236
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (h)	522	462
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (h)	653	618
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (f)(h)	246	219
Class B6, 3.2735% 6/10/35 (f)(h)	52	47
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (h)	17	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (h)	80	78
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6265% 9/25/36 (h)	969	926
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (h)	1,753	1,680
TOTAL PRIVATE SPONSOR
(Cost $7,005)		8,003

Commercial Mortgage Securities - 1.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (h)(k)	177	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (h)	6,144	6,150
Series 2006-6 Class A3, 5.369% 10/10/45	314	314
Series 2007-3 Class A4, 5.7423% 6/10/49 (h)	11,615	11,925
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,750	1,788
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (f)(h)	22	19
Series 2005-3A:
Class A2, 0.8358% 11/25/35 (f)(h)	214	184
Class M1, 0.8758% 11/25/35 (f)(h)	28	24
Class M2, 0.9258% 11/25/35 (f)(h)	36	28
Class M3, 0.9458% 11/25/35 (f)(h)	32	24
Class M4, 1.0358% 11/25/35 (f)(h)	40	30
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (f)(h)	559	477
Class B1, 1.8358% 1/25/36 (f)(h)	24	16
Class M1, 0.8858% 1/25/36 (f)(h)	180	143
Class M2, 0.9058% 1/25/36 (f)(h)	54	42
Class M3, 0.9358% 1/25/36 (f)(h)	79	58
Class M4, 1.0458% 1/25/36 (f)(h)	44	32
Class M5, 1.0858% 1/25/36 (f)(h)	44	32
Class M6, 1.1358% 1/25/36 (f)(h)	46	34
Series 2006-1:
Class A2, 0.7958% 4/25/36 (f)(h)	87	74
Class M1, 0.8158% 4/25/36 (f)(h)	31	25
Class M2, 0.8358% 4/25/36 (f)(h)	33	26
Class M3, 0.8558% 4/25/36 (f)(h)	28	22
Class M4, 0.9558% 4/25/36 (f)(h)	16	12
Class M5, 0.9958% 4/25/36 (f)(h)	16	11
Class M6, 1.0758% 4/25/36 (f)(h)	31	22
Series 2006-2A:
Class M1, 0.7458% 7/25/36 (f)(h)	75	59
Class M2, 0.7658% 7/25/36 (f)(h)	53	41
Class M3, 0.7858% 7/25/36 (f)(h)	44	34
Class M4, 0.8558% 7/25/36 (f)(h)	30	23
Class M5, 0.9058% 7/25/36 (f)(h)	37	27
Series 2006-3A Class M4, 0.8658% 10/25/36 (f)(h)	23	3
Series 2006-4A:
Class A2, 0.7058% 12/25/36 (f)(h)	1,683	1,430
Class M1, 0.7258% 12/25/36 (f)(h)	112	85
Class M2, 0.7458% 12/25/36 (f)(h)	74	51
Class M3, 0.7758% 12/25/36 (f)(h)	76	45
Series 2007-1 Class A2, 0.7058% 3/25/37 (f)(h)	330	279
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (f)(h)	345	290
Class A2, 0.7558% 7/25/37 (f)(h)	323	256
Class M1, 0.8058% 7/25/37 (f)(h)	114	86
Class M2, 0.8458% 7/25/37 (f)(h)	62	43
Class M3, 0.9258% 7/25/37 (f)(h)	48	30
Series 2007-3:
Class A2, 0.7258% 7/25/37 (f)(h)	344	274
Class M1, 0.7458% 7/25/37 (f)(h)	69	51
Class M2, 0.7758% 7/25/37 (f)(h)	73	52
Class M3, 0.8058% 7/25/37 (f)(h)	115	56
Class M4, 0.9358% 7/25/37 (f)(h)	181	87
Class M5, 1.0358% 7/25/37 (f)(h)	88	18
Series 2007-4A Class M1, 1.3716% 9/25/37 (f)(h)	98	24
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(k)	746	28
Series 2006-3A, Class IO, 0% 10/25/36 (f)(h)(k)	14,981	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (h)	420	431
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,307	4,478
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (f)(h)	94	73
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (f)(h)	138	132
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (f)(h)	2,276	2,133
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)(h)	1,100	1,095
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8982% 12/10/49 (h)	3,035	3,124
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,923	6,053
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2805% 4/15/17 (f)(h)	96	95
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	802	806
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	18	18
Series 2007-C3 Class A4, 5.8888% 6/15/39 (h)	319	327
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	608	628
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (f)(h)(k)	0	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (f)(h)	1,198	1,156
Class C, 2.677% 3/15/17 (f)(h)	1,167	1,116
Class D, 3.627% 3/15/17 (f)(h)	1,766	1,675
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (f)(h)	6,410	6,365
Class CFX, 3.3822% 12/15/19 (f)(h)	5,380	5,234
Class DFX, 3.3822% 12/15/19 (f)(h)	4,559	4,311
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,210
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	24,123	24,637
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (h)	2,138	2,143
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,041	2,064
Class A4, 5.56% 11/10/39	3,290	3,317
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,180	1,176
Class DFX, 4.4065% 11/5/30 (f)	11,029	10,994
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0805% 4/15/27 (f)(h)	1,775	1,720
Class D, 2.6805% 4/15/27 (f)(h)	3,781	3,622
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,776	1,799
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	1,553	1,564
Class A4, 5.399% 5/15/45	320	321
Series 2006-LDP9 Class A3, 5.336% 5/15/47	13,887	14,106
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (h)	3,134	3,222
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (h)	31,964	32,602
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,414	13,677
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (h)	858	859
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	50	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (h)	724	750
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	401	404
Series 2006-C7 Class A2, 5.3% 11/15/38	112	114
Series 2007-C1 Class A4, 5.424% 2/15/40	12,256	12,490
Series 2007-C2 Class A3, 5.43% 2/15/40	1,607	1,639
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	890	909
Series 2007-C7 Class A3, 5.866% 9/15/45	1,358	1,430
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (f)(h)	240	239
Series 2008-C1 Class A4, 5.69% 2/12/51	1,376	1,445
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	6,391	6,510
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	7,400	7,569
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	2,886	2,985
Series 2007-6 Class B, 5.635% 3/12/51 (h)	912	256
Series 2007-8 Class A3, 6.0719% 8/12/49 (h)	786	816
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (f)(h)	272	268
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (f)(h)	211	211
Class E, 0.6755% 10/15/20 (f)(h)	634	634
Class F, 0.7255% 10/15/20 (f)(h)	380	380
Class G, 0.7655% 10/15/20 (f)(h)	470	470
Class H, 0.8555% 10/15/20 (f)(h)	296	296
Class J, 1.0055% 10/15/20 (f)(h)	171	165
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	50	50
Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (h)	25,980	26,912
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,400
Class AAB, 5.654% 4/15/49	537	541
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	116	35
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	16,100
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	48,530
Class A5, 5.5% 4/15/47	20,438	21,034
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (h)	22,168	22,896
Class A5, 6.1491% 2/15/51 (h)	10,259	10,783
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	7,746	7,782
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	2,736	2,557
Class D, 5.513% 12/15/43 (h)	1,459	1,328
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $401,952)		392,096

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,570
7.3% 10/1/39	16,765	23,867
7.5% 4/1/34	7,195	10,324
7.55% 4/1/39	27,365	40,618
7.6% 11/1/40	16,125	24,335
7.625% 3/1/40	2,445	3,638
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,180
Series 2010 C1, 7.781% 1/1/35	6,325	6,861
Series 2012 B, 5.432% 1/1/42	3,515	2,906
6.05% 1/1/29	400	400
6.314% 1/1/44	12,335	11,162
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,692
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,385	3,470
4.95% 6/1/23	1,700	1,770
5.1% 6/1/33	70,725	65,754
Series 2010 5, 6.2% 7/1/21	1,915	2,086
Series 2010-1, 6.63% 2/1/35	25,440	27,560
Series 2010-3:
5.547% 4/1/19	155	165
6.725% 4/1/35	11,505	12,605
7.35% 7/1/35	4,495	4,943
Series 2011:
4.961% 3/1/16	495	495
5.365% 3/1/17	185	191
5.665% 3/1/18	8,840	9,334
5.877% 3/1/19	19,390	20,959
Series 2013, 4% 12/1/20	6,040	6,188
TOTAL MUNICIPAL SECURITIES
(Cost $311,630)		315,073

Foreign Government and Government Agency Obligations - 0.0%
Italian Republic 5.375% 6/12/17 (Cost $4,205)	$4,115	$4,309

Bank Loan Obligations - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	235	231
Diversified Consumer Services - 0.1%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (h)	6,409	6,217
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	12,713	9,575
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (h)	214	206
		15,998
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	5,915	5,363
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	6,220	4,888
Fantasy Springs Resort Casino term loan 12% 8/6/12 (h)(i)	8,486	7,129
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (h)	3,427	3,403
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (h)	1,556	1,532
		22,315
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (h)	1,554	1,534
Media - 0.1%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (h)	6,495	6,428
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (h)	3,187	2,056
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)	110	105
Tranche 2LN, term loan 7.75% 7/7/23 (h)	435	405
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)	3,567	3,514
Numericable LLC Tranche B 6LN, term loan 4.75% 2/10/23 (h)	6,170	5,926
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	725	704
		19,138
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	5,000	4,936
Specialty Retail - 0.0%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (h)	10,000	9,791

TOTAL CONSUMER DISCRETIONARY		73,943

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 5LN, term loan 5.5% 12/21/22 (h)	3,535	3,434
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (h)	1,063	1,056

TOTAL CONSUMER STAPLES		4,490

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (h)	2,924	1,149
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	376	72
		1,221
Oil, Gas & Consumable Fuels - 0.0%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (h)	1,675	260
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (h)	624	614
		874

TOTAL ENERGY		2,095

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21(h)	198	195
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (h)	530	509
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (h)	561	553
		1,062
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (h)	635	633

TOTAL FINANCIALS		1,890

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (h)	2,195	2,129
Tranche B 1LN, term loan 4.5% 8/20/19 (h)	1,958	1,922
		4,051
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (h)	3,142	3,136
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (h)	2,375	2,325
Tranche B 1LN, term loan 5.25% 12/31/22 (h)	5,940	5,869
		11,330
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (h)	1,330	1,260
Pharmaceuticals - 0.0%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (h)	414	391

TOTAL HEALTH CARE		17,032

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (h)	1,300	1,240
Building Products - 0.1%
PriSo Acquisition Corp. Tranche B, term loan 4.5% 5/8/22 (h)	3,862	3,698
Commercial Services & Supplies - 0.0%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (h)	1,704	1,646
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (h)	197	193

TOTAL INDUSTRIALS		6,777

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
First Data Corp. Tranche B, term loan 3.9335% 3/24/18 (h)	4,690	4,627
Software - 0.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)	7,150	5,698
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (h)	9,183	8,882
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	1,147	1,115
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	575	539
Tranche 2LN, term loan 8% 4/9/22 (h)	5,150	4,584
		20,818

TOTAL INFORMATION TECHNOLOGY		25,445

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (h)	1,409	1,279
MacDermid, Inc. Tranche B 3LN, term loan 5.5% 6/7/20 (h)	2,259	2,053
		3,332
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (h)	524	518
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 7.5% 4/16/20 (h)	3,353	1,347
Walter Energy, Inc. term loan 7.5% 4/1/16 (l)	46	46
		1,393

TOTAL MATERIALS		5,243

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (h)	41	39
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	4,450	3,956

TOTAL TELECOMMUNICATION SERVICES		3,995

UTILITIES - 0.1%
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (h)	487	204
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (h)	25,472	25,337

TOTAL UTILITIES		25,541

TOTAL BANK LOAN OBLIGATIONS
(Cost $178,923)		166,451

Bank Notes - 0.3%
Bank of America NA:
1.65% 3/26/18	$8,527	$8,492
5.3% 3/15/17	14,681	15,179
Capital One NA 1.65% 2/5/18	6,500	6,417
Discover Bank:
(Delaware) 3.2% 8/9/21	8,178	8,123
3.1% 6/4/20	8,635	8,588
8.7% 11/18/19	532	610
Huntington National Bank 1.3% 11/20/16	3,560	3,560
Marshall & Ilsley Bank 5% 1/17/17	7,888	8,095
Regions Bank 7.5% 5/15/18	11,552	12,733
Wachovia Bank NA 6% 11/15/17	7,010	7,524
TOTAL BANK NOTES
(Cost $78,545)		79,321

Preferred Securities - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Bank of America Corp.:
5.2% (h)(m)	$6,665	$6,143
6.1% (h)(m)	1,680	1,676
Barclays Bank PLC 7.625% 11/21/22	10,805	11,155
Citigroup, Inc.:
5.35% (h)(m)	14,740	13,572
5.9% (h)(m)	920	876
5.95% (h)(m)	5,000	4,712
5.95% (h)(m)	1,325	1,259
6.125% (h)(m)	1,670	1,676
Credit Agricole SA 6.625% (f)(h)(m)	10,000	8,936
JPMorgan Chase & Co.:
5.15% (h)(m)	5,940	5,657
6% (h)(m)	21,680	21,567
Royal Bank of Scotland Group PLC:
7.5% (h)(m)	2,245	2,055
8% (h)(m)	10,980	10,169
Wells Fargo & Co. 5.875% (h)(m)	1,095	1,173
		90,626
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (h)(m)	4,850	4,700
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (f)(h)(m)	2,665	2,504
MUFG Capital Finance 1 Ltd. 6.346% (h)(m)	996	1,005
		3,509
TOTAL FINANCIALS
(Cost $104,473)		98,835
	Shares	Value (000s)

Fixed-Income Funds - 5.1%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,156,619)	11,126,076	1,224,758

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.40% (o)	776,463,299	776,463
Fidelity Securities Lending Cash Central Fund, 0.44% (o)(p)	119,958,233	119,958
TOTAL MONEY MARKET FUNDS
(Cost $896,421)		896,421
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $21,839,282)		24,277,515
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(109,289)
NET ASSETS - 100%		$24,168,226

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(700)	$(734)
4.5% 3/1/46	(3,300)	(3,584)
TOTAL TBA SALE COMMITMENTS
(Proceeds $4,314)		$(4,318)

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $327,697,000 or 1.4% of net assets.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,017,254,000 or 4.2% of net assets.

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Non-income producing - Security is in default.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $18,000 and $18,000, respectively.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4
Legend Pictures LLC	9/23/10 - 3/30/12	$37,645
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
Station Holdco LLC	6/17/11	$1,131
Station Holdco LLC	4/1/13	$10
Station Holdco LLC unit	4/1/13	$0
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$6,416
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class B	12/31/12	$17,505
Tory Burch LLC Class A unit	5/14/15	$50,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,096
Fidelity Mortgage Backed Securities Central Fund	15,205
Fidelity Securities Lending Cash Central Fund	835
Total	$17,136

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,199,354	$15,207	$--	$1,224,758	21.1%
Total	$1,199,354	$15,207	$--	$1,224,758

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$3,440	$--	$--	$--	$3,128
Corindus Vascular Robotics, Inc.	4,605	--	--	--	--
Corindus Vascular Robotics, Inc.	17,500	--	--	--	--
Total	$25,545	$--	$--	$--	$3,128

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,964,929	$2,574,984	$10,398	$379,547
Consumer Staples	1,316,182	1,302,674	13,504	4
Energy	626,663	626,663	--	--
Financials	2,323,906	2,301,917	21,989	--
Health Care	2,661,018	2,640,984	--	20,034
Industrials	1,129,384	1,107,145	21,724	515
Information Technology	3,699,254	3,594,709	521	104,024
Materials	364,086	364,086	--	--
Telecommunication Services	191,077	191,077	--	--
Utilities	115,975	115,975	--	--
Corporate Bonds	4,282,017	--	4,282,017	--
U.S. Government and Government Agency Obligations	1,141,331	--	1,141,331	--
U.S. Government Agency - Mortgage Securities	207,329	--	207,329	--
Asset-Backed Securities	69,086	--	65,709	3,377
Collateralized Mortgage Obligations	8,003	--	8,003	--
Commercial Mortgage Securities	392,096	--	391,985	111
Municipal Securities	315,073	--	315,073	--
Foreign Government and Government Agency Obligations	4,309	--	4,309	--
Bank Loan Obligations	166,451	--	158,492	7,959
Bank Notes	79,321	--	79,321	--
Preferred Securities	98,835	--	98,835	--
Fixed-Income Funds	1,224,758	1,224,758	--	--
Other	11	--	--	11
Money Market Funds	896,421	896,421	--	--
Total Investments in Securities:	$24,277,515	$16,941,393	$6,820,540	$515,582
Other Financial Instruments:
TBA Sale Commitments	$(4,318)	$--	$(4,318)	$--
Total Other Financial Instruments:	$(4,318)	$--	$(4,318)	$--

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$393,746
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	292
Cost of Purchases	65,071
Proceeds of Sales	(79,562)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$379,547
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$20,095
Other Investments in Securities
Beginning Balance	$104,534
Net Realized Gain (Loss) on Investment Securities	716
Net Unrealized Gain (Loss) on Investment Securities	22,941
Cost of Purchases	34,597
Proceeds of Sales	(29,674)
Amortization/Accretion	104
Transfers into Level 3	2,817
Transfers out of Level 3	--
Ending Balance	$136,035
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$19,877

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.0%
AAA,AA,A	4.8%
BBB	9.7%
BB	3.8%
B	2.3%
CCC,CC,C	1.2%
D	0.0%
Not Rated	0.6%
Equities	63.7%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
Ireland	3.5%
Canada	2.0%
Netherlands	1.4%
Others (Individually Less Than 1%)	7.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $117,731) — See accompanying schedule: Unaffiliated issuers (cost $19,770,484)	$22,153,208
Fidelity Central Funds (cost $2,053,040)	2,121,179
Other affiliated issuers (cost $15,758)	3,128
Total Investments (cost $21,839,282)		$24,277,515
Restricted cash		290
Cash		1,989
Receivable for investments sold		2,418
Receivable for TBA sale commitments		4,314
Receivable for fund shares sold		22,245
Dividends receivable		23,183
Interest receivable		70,813
Distributions receivable from Fidelity Central Funds		3,004
Prepaid expenses		36
Other receivables		1,005
Total assets		24,406,812
Liabilities
Payable for investments purchased
Regular delivery	$75,156
Delayed delivery	1,701
TBA sale commitments, at value	4,318
Payable for fund shares redeemed	25,019
Accrued management fee	7,965
Other affiliated payables	2,636
Other payables and accrued expenses	1,833
Collateral on securities loaned, at value	119,958
Total liabilities		238,586
Net Assets		$24,168,226
Net Assets consist of:
Paid in capital		$21,678,769
Undistributed net investment income		112,266
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,029)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,438,220
Net Assets		$24,168,226
Puritan:
Net Asset Value, offering price and redemption price per share ($18,438,965 ÷ 955,128 shares)		$19.31
Class K:
Net Asset Value, offering price and redemption price per share ($5,729,261 ÷ 296,903 shares)		$19.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016
Investment Income
Dividends		$125,219
Interest		145,029
Income from Fidelity Central Funds		17,136
Total income		287,384
Expenses
Management fee	$49,361
Transfer agent fees	14,906
Accounting and security lending fees	1,102
Custodian fees and expenses	128
Independent trustees' compensation	55
Depreciation in deferred trustee compensation account	(1)
Registration fees	208
Audit	191
Legal	175
Miscellaneous	124
Total expenses before reductions	66,249
Expense reductions	(274)	65,975
Net investment income (loss)		221,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,778
Foreign currency transactions	186
Total net realized gain (loss)		59,964
Change in net unrealized appreciation (depreciation) on: Investment securities	(889,541)
Assets and liabilities in foreign currencies	(2)
Delayed delivery commitments	99
Total change in net unrealized appreciation (depreciation)		(889,444)
Net gain (loss)		(829,480)
Net increase (decrease) in net assets resulting from operations		$(608,071)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$221,409	$545,818
Net realized gain (loss)	59,964	1,580,148
Change in net unrealized appreciation (depreciation)	(889,444)	(1,897,342)
Net increase (decrease) in net assets resulting from operations	(608,071)	228,624
Distributions to shareholders from net investment income	(203,823)	(532,058)
Distributions to shareholders from net realized gain	(1,256,829)	(1,690,057)
Total distributions	(1,460,652)	(2,222,115)
Share transactions - net increase (decrease)	1,486,314	2,230,548
Total increase (decrease) in net assets	(582,409)	237,057
Net Assets
Beginning of period	24,750,635	24,513,578
End of period (including undistributed net investment income of $112,266 and undistributed net investment income of $94,680, respectively)	$24,168,226	$24,750,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$22.91	$20.98	$19.53	$17.72	$15.81
Income from Investment Operations
Net investment income (loss)A	.18	.47B	.36	.36	.38	.35
Net realized and unrealized gain (loss)	(.65)	(.33)	3.60	1.79	1.78	1.93
Total from investment operations	(.47)	.14	3.96	2.15	2.16	2.28
Distributions from net investment income	(.17)	(.46)	(.35)	(.35)	(.35)	(.36)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–	–C
Total distributions	(1.24)	(2.03)	(2.03)	(.70)	(.35)	(.37)D
Net asset value, end of period	$19.31	$21.02	$22.91	$20.98	$19.53	$17.72
Total ReturnE,F	(2.45)%	.87%	20.17%	11.29%	12.35%	14.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.56%	.56%	.58%	.59%	.60%
Expenses net of fee waivers, if any	.56%I	.56%	.56%	.58%	.59%	.60%
Expenses net of all reductions	.56%I	.55%	.56%	.57%	.59%	.59%
Net investment income (loss)	1.77%I	2.13%B	1.68%	1.79%	2.03%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$18,439	$18,812	$18,351	$15,934	$15,472	$15,420
Portfolio turnover rateJ	35%I	106%	160%	229%K	141%	154%K

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.01	$22.90	$20.98	$19.52	$17.72	$15.80
Income from Investment Operations
Net investment income (loss)A	.19	.49B	.39	.39	.40	.38
Net realized and unrealized gain (loss)	(.65)	(.33)	3.58	1.79	1.77	1.93
Total from investment operations	(.46)	.16	3.97	2.18	2.17	2.31
Distributions from net investment income	(.18)	(.48)	(.37)	(.37)	(.37)	(.39)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–	–C
Total distributions	(1.25)	(2.05)	(2.05)	(.72)	(.37)	(.39)
Net asset value, end of period	$19.30	$21.01	$22.90	$20.98	$19.52	$17.72
Total ReturnD,E	(2.40)%	.96%	20.25%	11.48%	12.43%	14.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46%H	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	1.86%H	2.23%B	1.78%	1.90%	2.15%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$5,729	$5,939	$6,162	$5,230	$4,261	$3,211
Portfolio turnover rateI	35%H	106%	160%	229%J	141%	154%J

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/29/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Expected distribution	Recovery rate	0.0%	Increase
Asset-Backed Securities	$3,377	Discounted cash flow	Yield	6.2% - 12.0% / 7.9%	Decrease
Commercial Mortgage Securities	$111	Discounted cash flow	Yield	10.0%	Decrease
			Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 30.0% / 30.0%	Increase
Equities	$504,124	Broker quoted	Mid price	$13.50	Increase
		Discounted cash flow	Discount rate	0.8%	Decrease
			Weighted average cost of capital	9.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 0.1% / 0.1%	Increase
		Last transaction price	Transaction price	$0.01 - $2,058.14 / $1,327.01	Increase
		Market comparable	Discount rate	15.0%	Decrease
			P/E multiple	9.8	Increase
			EV/EBITDA multiple	3.1 - 9.0 / 9.0	Increase
			EV/Sales multiple	2.0 - 3.1 / 2.4	Increase
			Discount for lack of marketability	10.0% - 25.0% / 14.4%	Decrease
			Premium rate	22.0%	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
			Growth rate	3.5%	Increase
			Ownership interest	14.4% - 47.8% / 31.1%	Increase
		Straight line	Price of underlying	$15.00	Increase
		Transaction price	Adjusted transaction price	$1,845.75	Increase
Bank Loan Obligations	$7,175	Last transaction price	Transaction price	$100.00	Increase
		Market comparable	EV/EBITDA multiple	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Expected distribution	Recovery rate	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	3,950,001
Gross unrealized depreciation	(1,509,602)
Net unrealized appreciation (depreciation) on securities	$2,440,399
Tax cost	$21,837,116

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $153,909 representing .64% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,661,619 and $3,267,006, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$13,516.14
Class K	1,390.05
	$ 14,906

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,715. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income, amounted to $7. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $835 (including $52 from securities loaned to FCM).

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $182 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $91.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Puritan	$152,581	$395,766
Class K	51,242	136,292
Total	$203,823	$532,058
From net realized gain
Puritan	$955,970	$1,265,858
Class K	300,859	424,199
Total	$1,256,829	$1,690,057

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Puritan
Shares sold	82,331	139,702	$1,648,302	$3,047,523
Reinvestment of distributions	52,574	75,801	1,054,349	1,580,519
Shares redeemed	(74,675)	(121,760)	(1,501,548)	(2,663,052)
Net increase (decrease)	60,230	93,743	$1,201,103	$1,964,990
Class K
Shares sold	22,052	49,092	$441,695	$1,071,609
Reinvestment of distributions	17,566	26,893	352,101	560,491
Shares redeemed	(25,336)	(62,479)	(508,585)	(1,366,542)
Net increase (decrease)	14,282	13,506	$285,211	$265,558

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Puritan	.56%
Actual		$1,000.00	$975.50	$2.75
Hypothetical-C		$1,000.00	$1,022.08	$2.82
Class K	.46%
Actual		$1,000.00	$976.00	$2.26
Hypothetical-C		$1,000.00	$1,022.58	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-SANN-0416
1.700677.118

Fidelity® Puritan® Fund Class K Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	1.9
Apple, Inc.	1.9	2.4
Facebook, Inc. Class A	1.5	1.2
Medtronic PLC	1.4	1.2
General Electric Co.	1.4	1.1
	9.1

Top Five Bond Issuers as of February 29, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	3.3	4.1
Fannie Mae	3.0	3.3
Freddie Mac	1.7	1.5
Ginnie Mae	1.2	1.1
Goldman Sachs Group, Inc.	0.8	0.6
	10.0

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	20.0
Information Technology	15.7	15.5
Consumer Discretionary	14.4	13.4
Health Care	12.5	12.3
Consumer Staples	6.4	5.4

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks	63.0%
Bonds	32.0%
Convertible Securities	0.7%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 14.1%

As of August 31, 2015*
Stocks	63.7%
Bonds	31.2%
Convertible Securities	0.9%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 14.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 63.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.1%
Chassix Holdings, Inc.	18,330	$375
Delphi Automotive PLC	397,193	26,485
		26,860
Automobiles - 0.4%
Brilliance China Automotive Holdings Ltd.	10,096,000	8,229
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,710,778	11,820
General Motors Co.	945,514	27,836
General Motors Co.:
warrants 7/10/16 (a)	8,394	165
warrants 7/10/19 (a)	8,394	98
Tesla Motors, Inc. (a)	224,500	43,088
		91,236
Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(b)	1,945	17
ServiceMaster Global Holdings, Inc. (a)	725,700	27,526
		27,543
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	150,000	4,713
Domino's Pizza, Inc.	284,200	37,810
Extended Stay America, Inc. unit	150,000	2,217
Hilton Worldwide Holdings, Inc.	1,318,800	27,405
McDonald's Corp.	1,280,600	150,074
Starbucks Corp.	3,494,800	203,432
Station Holdco LLC (a)(b)(c)	9,088	33
Station Holdco LLC (a)(b)(d)	1,194,419	4,384
Station Holdco LLC:
unit (a)(b)(c)	2,660	2
warrants 6/15/18 (a)(b)(d)	75,658	46
Vail Resorts, Inc.	957,527	121,999
Wyndham Worldwide Corp.	922,800	67,217
		619,332
Household Durables - 0.4%
Jarden Corp. (a)	808,000	42,727
PulteGroup, Inc.	3,032,200	52,124
		94,851
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	484,400	267,641
Expedia, Inc.	162,600	16,928
Netflix, Inc. (a)	585,600	54,701
Priceline Group, Inc. (a)	25,800	32,642
		371,912
Leisure Products - 0.2%
Hasbro, Inc.	574,200	43,565
Media - 3.5%
Altice NV Class A (a)	1,953,680	28,160
AMC Networks, Inc. Class A (a)	53,800	3,526
Charter Communications, Inc. Class A (a)(e)	292,000	52,432
Comcast Corp. Class A	1,366,000	78,859
Cumulus Media, Inc. Class A (a)	398,000	100
Legend Pictures LLC (a)(b)(d)	49,141	90,021
Lions Gate Entertainment Corp. (e)	2,246,800	47,407
Live Nation Entertainment, Inc. (a)	1,624,600	35,725
Publicis Groupe SA	36,972	2,291
Starz Series A (a)	1,419,200	35,750
The Walt Disney Co.	1,617,490	154,503
Time Warner Cable, Inc.	350,900	66,973
Time Warner, Inc.	836,400	55,370
Tribune Media Co. Class A	13,773	494
Tribune Publishing Co.	3,443	29
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc.	88,730	182,619
Vivendi SA	390,024	8,090
		842,349
Specialty Retail - 1.7%
Home Depot, Inc.	2,052,200	254,719
L Brands, Inc.	674,000	57,148
TJX Companies, Inc.	947,200	70,188
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	161,700	26,711
		408,766
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	1,407,200	22,671
Christian Dior SA	202,800	35,817
Hermes International SCA	81,100	27,747
lululemon athletica, Inc. (a)	514,500	32,275
Luxottica Group SpA	81,800	4,694
Michael Kors Holdings Ltd. (a)	129,061	7,311
NIKE, Inc. Class B	2,806,200	172,834
Ralph Lauren Corp.	226,500	20,557
Ted Baker PLC	302,900	12,542
Tory Burch LLC Class B(a)(b)(d)	324,840	19,632
Tory Burch LLC Class A unit (a)(b)(d)	702,741	39,536
		395,616

TOTAL CONSUMER DISCRETIONARY		2,922,030

CONSUMER STAPLES - 5.4%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	120,700	13,504
Anheuser-Busch InBev SA NV ADR	287,800	32,090
Brown-Forman Corp. Class B (non-vtg.)	308,600	30,388
Constellation Brands, Inc. Class A (sub. vtg.)	1,088,100	153,890
Kweichow Moutai Co. Ltd.	546,469	17,919
Molson Coors Brewing Co. Class B	888,800	75,788
Monster Beverage Corp.	523,100	65,649
The Coca-Cola Co.	3,123,000	134,695
		523,923
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	578,500	86,792
CVS Health Corp.	1,748,800	169,931
Ovation Acquisition I LLC (b)	389,576	4
Walgreens Boots Alliance, Inc.	853,100	67,344
		324,071
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	454,800	33,546
Premium Brands Holdings Corp.	338,200	11,711
The Kraft Heinz Co.	430,200	33,134
TreeHouse Foods, Inc. (a)	194,400	16,411
WhiteWave Foods Co. (a)	90,000	3,485
		98,287
Household Products - 0.3%
Kimberly-Clark Corp.	255,800	33,331
Spectrum Brands Holdings, Inc.	392,900	37,628
		70,959
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,178,400	107,623
L'Oreal SA (a)	10,600	1,799
		109,422
Tobacco - 0.8%
Reynolds American, Inc.	3,758,084	189,520

TOTAL CONSUMER STAPLES		1,316,182

ENERGY - 2.6%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (a)	973,128	3,552
Baker Hughes, Inc.	523,300	22,434
Cameron International Corp. (a)	389,500	25,536
Schlumberger Ltd.	1,870,600	134,159
		185,681
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	14,400	546
Apache Corp.	748,600	28,656
Cabot Oil & Gas Corp.	1,397,900	28,140
Chevron Corp.	1,768,300	147,547
Cimarex Energy Co.	307,400	25,831
Columbia Pipeline Group, Inc.	37,320	677
EQT Corp.	217,900	12,146
Golar LNG Ltd.	545,000	9,990
Imperial Oil Ltd.	1,965,800	62,752
Kinder Morgan, Inc.	409,000	7,399
Memorial Resource Development Corp. (a)	1,702,000	16,458
Noble Energy, Inc.	724,499	21,373
Suncor Energy, Inc.	2,987,300	73,038
The Williams Companies, Inc.	377,600	6,038
		440,591

TOTAL ENERGY		626,272

FINANCIALS - 9.6%
Banks - 4.3%
Bank of America Corp.	11,354,600	142,160
CIT Group, Inc.	549,100	16,369
Citigroup, Inc.	5,010,140	194,644
First Republic Bank	50,000	3,077
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(f)	5,195,300	21,989
JPMorgan Chase & Co.	2,712,323	152,704
M&T Bank Corp.	457,400	46,906
Prosperity Bancshares, Inc.	797,927	32,276
Regions Financial Corp.	6,815,800	51,255
SunTrust Banks, Inc.	2,158,500	71,619
TCF Financial Corp.	258,400	2,930
U.S. Bancorp	3,095,400	119,235
Wells Fargo & Co.	3,781,940	177,449
		1,032,613
Capital Markets - 0.5%
E*TRADE Financial Corp. (a)	2,420,800	56,792
Goldman Sachs Group, Inc.	330,500	49,420
Invesco Ltd.	403,600	10,792
Motors Liquidation Co. GUC Trust (a)	28,150	353
PJT Partners, Inc.	60,505	1,683
The Blackstone Group LP	126,500	3,285
		122,325
Consumer Finance - 0.2%
Capital One Financial Corp.	536,000	35,231
LendingClub Corp. (a)(e)	810,600	7,077
		42,308
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	185,946
Broadcom Ltd.	324,530	43,477
McGraw Hill Financial, Inc.	828,800	74,377
Moody's Corp.	482,800	42,873
		346,673
Insurance - 1.4%
Chubb Ltd.	1,750,347	202,218
MetLife, Inc.	1,852,600	73,289
The Travelers Companies, Inc.	571,000	61,394
		336,901
Real Estate Investment Trusts - 1.7%
American Tower Corp.	1,599,700	147,492
Boston Properties, Inc.	283,400	32,347
Public Storage	450,600	112,420
Simon Property Group, Inc.	460,700	87,409
Store Capital Corp.	1,263,200	30,506
		410,174
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	24,439

TOTAL FINANCIALS		2,315,433

HEALTH CARE - 10.9%
Biotechnology - 3.4%
AbbVie, Inc.	2,237,100	122,168
ACADIA Pharmaceuticals, Inc. (a)	1,662,304	28,691
Acceleron Pharma, Inc. (a)	130,400	3,304
Alexion Pharmaceuticals, Inc. (a)	395,600	55,700
Amgen, Inc.	1,805,200	256,844
Asterias Biotherapeutics, Inc. (a)(e)	130,874	561
Biogen, Inc. (a)	197,800	51,313
BioMarin Pharmaceutical, Inc. (a)	173,900	14,237
Celgene Corp. (a)	497,000	50,113
Genmab A/S (a)	466,200	57,350
Geron Corp. (a)(e)	3,139,900	7,567
Gilead Sciences, Inc.	657,200	57,341
Grifols SA ADR	91,560	1,428
Macrogenics, Inc. (a)	226,200	3,615
Neurocrine Biosciences, Inc. (a)	579,100	21,299
Puma Biotechnology, Inc. (a)	284,500	12,740
Spark Therapeutics, Inc.	178,800	5,697
Vertex Pharmaceuticals, Inc. (a)	654,300	55,936
XOMA Corp. (a)(e)	1,530,200	1,163
		807,067
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	8,502,300	144,369
Corindus Vascular Robotics, Inc. (e)	1,315,800	1,776
Corindus Vascular Robotics, Inc. (a)(b)	5,000,000	6,750
Medtronic PLC	4,236,286	327,846
Nevro Corp. (a)	468,000	26,957
Zimmer Biomet Holdings, Inc.	564,000	54,601
		562,299
Health Care Providers & Services - 0.7%
Cigna Corp.	195,400	27,280
HCA Holdings, Inc. (a)	91,500	6,333
Legend Acquisition, Inc. (a)	2,509	34
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	389,200	60,567
UnitedHealth Group, Inc.	549,100	65,398
		159,612
Health Care Technology - 0.0%
CareView Communications, Inc. (a)(e)(g)	10,425,300	3,128
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	829,655	30,988
Illumina, Inc. (a)	1,862	280
		31,268
Pharmaceuticals - 4.4%
Allergan PLC (a)	1,109,589	321,903
Bristol-Myers Squibb Co.	2,100,200	130,065
Catalent, Inc. (a)	322,109	7,818
Eli Lilly & Co.	1,011,600	72,835
Endo Health Solutions, Inc. (a)	792,100	33,118
Jazz Pharmaceuticals PLC (a)	114,600	13,933
Johnson & Johnson	1,778,200	187,084
Mallinckrodt PLC (a)	8,900	579
Pfizer, Inc.	4,234,400	125,635
Prestige Brands Holdings, Inc. (a)	581,402	28,431
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,721,700	95,727
The Medicines Company (a)	618,500	19,891
TherapeuticsMD, Inc. (a)	4,746,548	29,001
		1,066,020

TOTAL HEALTH CARE		2,629,394

INDUSTRIALS - 4.6%
Aerospace & Defense - 2.2%
BAE Systems PLC	3,064,300	21,724
BWX Technologies, Inc.	1,066,100	34,009
General Dynamics Corp.	821,100	111,891
Honeywell International, Inc.	507,200	51,405
Huntington Ingalls Industries, Inc.	157,800	20,681
Orbital ATK, Inc.	696,000	58,297
Raytheon Co.	645,100	79,896
Rockwell Collins, Inc.	979,900	85,810
TransDigm Group, Inc. (a)	132,600	28,321
United Technologies Corp.	512,800	49,547
		541,581
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	24,529
Building Products - 0.2%
Lennox International, Inc.	333,400	43,079
Masonite International Corp. (a)	5,358	308
Masonite International Corp. warrants 6/9/16 (a)	19,485	166
		43,553
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(b)	5,819,318	349
Electrical Equipment - 0.1%
AMETEK, Inc.	369,500	17,148
SolarCity Corp. (a)	89,800	1,655
		18,803
Industrial Conglomerates - 1.7%
Danaher Corp.	932,700	83,262
General Electric Co.	11,188,100	326,021
		409,283
Machinery - 0.2%
Deere & Co.	786,200	63,038
Road & Rail - 0.1%
Norfolk Southern Corp.	370,200	27,088
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	1,160

TOTAL INDUSTRIALS		1,129,384

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	5,604,800	146,734
Qualcomm, Inc.	750,500	38,118
		184,852
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	35,960
Arrow Electronics, Inc. (a)	88,800	5,076
CDW Corp.	100,000	3,958
E Ink Holdings, Inc. GDR (a)(f)	140,100	683
Keysight Technologies, Inc. (a)	637,727	16,638
VeriFone Systems, Inc. (a)	860,700	20,562
		82,877
Internet Software & Services - 5.1%
58.com, Inc. ADR (a)	47,700	2,528
Alibaba Group Holding Ltd. sponsored ADR (a)	1,078,300	74,198
Alphabet, Inc. Class C	980,183	683,933
Draftday Fantasy Sports, Inc. (a)	56,268	32
eBay, Inc. (a)	862,100	20,518
Facebook, Inc. Class A (a)	3,423,660	366,058
GoDaddy, Inc. (a)	87,500	2,743
Mail.Ru Group Ltd.:
GDR (a)(f)	77,400	1,598
GDR (Reg. S) (a)	5,300	109
NAVER Corp.	44	20
Pandora Media, Inc. (a)	23,894	244
Spotify Technology SA (a)(b)	15,262	25,175
Tencent Holdings Ltd.	28,500	521
Yahoo!, Inc. (a)	720,500	22,905
Youku Tudou, Inc. ADR (a)(e)	974,200	26,674
		1,227,256
IT Services - 3.0%
Accenture PLC Class A	1,141,700	114,467
Cognizant Technology Solutions Corp. Class A (a)	3,059,600	174,336
MasterCard, Inc. Class A	1,200,500	104,347
Visa, Inc. Class A	4,503,100	325,979
		719,129
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	477,600	25,308
Cree, Inc. (a)(e)	592,700	18,812
Cypress Semiconductor Corp.	1,614	13
Lam Research Corp.	3,366	247
Maxim Integrated Products, Inc.	1,727,800	58,503
NXP Semiconductors NV (a)	744,397	53,031
Qorvo, Inc. (a)	403,000	18,167
Skyworks Solutions, Inc.	149,300	9,921
Texas Instruments, Inc.	816,000	43,264
		227,266
Software - 2.9%
Activision Blizzard, Inc.	1,712,100	54,222
Adobe Systems, Inc. (a)	1,030,900	87,781
Autodesk, Inc. (a)	794,800	41,123
Citrix Systems, Inc. (a)	215,400	15,218
Electronic Arts, Inc. (a)	306,400	19,683
Microsoft Corp.	5,522,600	280,990
Mobileye NV (a)(e)	991,840	32,195
Oracle Corp.	2,053,000	75,509
Red Hat, Inc. (a)	198,000	12,939
Salesforce.com, Inc. (a)	1,165,300	78,949
Workday, Inc. Class A (a)	174,300	10,536
		709,145
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	4,699,200	454,366
SanDisk Corp.	214,700	15,514
		469,880

TOTAL INFORMATION TECHNOLOGY		3,620,405

MATERIALS - 1.5%
Chemicals - 1.5%
Ashland, Inc.	24	2
CF Industries Holdings, Inc.	275,230	10,035
E.I. du Pont de Nemours & Co.	1,433,175	87,237
Ecolab, Inc.	557,700	57,192
Huntsman Corp.	1,325	14
LyondellBasell Industries NV Class A	578,298	46,385
Monsanto Co.	481,800	43,357
Potash Corp. of Saskatchewan, Inc.	551,000	9,338
Sherwin-Williams Co.	157,000	42,469
The Chemours Co. LLC	395,195	2,027
The Dow Chemical Co.	1,047,700	50,929
Trinseo SA (a)	54,900	1,637
Westlake Chemical Partners LP	40,900	683
		351,305
Construction Materials - 0.0%
Eagle Materials, Inc.	199,200	12,036
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	745

TOTAL MATERIALS		364,086

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	4,209,576	155,544
Broadview Networks Holdings, Inc. (a)	123,987	174
Iliad SA	143,725	35,359
		191,077
UTILITIES - 0.5%
Electric Utilities - 0.4%
Edison International	705,307	48,074
NextEra Energy, Inc.	302,600	34,139
PPL Corp.	410,800	14,374
		96,587
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	120,600	1,576
Talen Energy Corp. (a)	2,566	16
		1,592
Multi-Utilities - 0.1%
Sempra Energy	184,400	17,796

TOTAL UTILITIES		115,975

TOTAL COMMON STOCKS
(Cost $12,727,457)		15,230,238

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)	1,082,251	4,037
Roku, Inc. Series F, 8.00% (a)(b)	5,520,836	8,441
		12,478
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)	196,700	10,236
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(b)	508,444	20,185
TOTAL CONSUMER DISCRETIONARY		42,899
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	27,400	391
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Tower Corp. 5.50%	13,706	1,334
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (b)	2,960,879	20,000
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	6,800	6,569
Teva Pharmaceutical Industries Ltd. 7% (a)	5,570	5,055
		11,624
TOTAL HEALTH CARE		31,624
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	1,611,548	78,599
Software - 0.0%
Deem, Inc. (a)(b)	2,497,881	250
TOTAL INFORMATION TECHNOLOGY		78,849

TOTAL CONVERTIBLE PREFERRED STOCKS		155,097

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(b)(d)	619,047	0
FINANCIALS - 0.0%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,139

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,139

TOTAL PREFERRED STOCKS
(Cost $134,204)		162,236
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 17.7%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	322
3.5% 1/15/31 (f)	4,584	2,379
		2,701
Nonconvertible Bonds - 17.7%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Gates Global LLC/Gates Global Co. 6% 7/15/22 (f)	1,260	937
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(h)	1,405	1,463
6.75% 11/15/22 pay-in-kind (f)(h)	650	689
6.875% 8/15/18 pay-in-kind (f)(h)	1,565	1,604
Tenneco, Inc. 6.875% 12/15/20	2,415	2,506
ZF North America Capital, Inc.:
4% 4/29/20 (f)	5,045	5,077
4.5% 4/29/22 (f)	4,105	4,049
		16,325
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	10,000	9,183
General Motors Co.:
3.5% 10/2/18	4,530	4,543
6.25% 10/2/43	763	747
6.6% 4/1/36	3,372	3,466
6.75% 4/1/46	5,655	5,913
General Motors Financial Co., Inc.:
2.4% 4/10/18	4,091	4,019
2.625% 7/10/17	1,445	1,439
3% 9/25/17	3,320	3,323
3.15% 1/15/20	12,000	11,726
3.25% 5/15/18	3,070	3,062
3.5% 7/10/19	17,868	17,866
4% 1/15/25	6,368	5,900
4.25% 5/15/23	3,285	3,203
4.375% 9/25/21	11,267	11,332
4.75% 8/15/17	2,505	2,567
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,515	1,514
		89,803
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (f)	2,265	1,948
LKQ Corp. 4.75% 5/15/23	265	254
		2,202
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	562
Laureate Education, Inc. 9.25% 9/1/19 (f)(h)	11,565	5,898
Service Corp. International 5.375% 1/15/22	505	528
		6,988
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (f)	1,175	1,196
24 Hour Holdings III LLC 8% 6/1/22 (f)	510	388
Aramark Services, Inc. 5.125% 1/15/24 (f)	1,625	1,702
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	3,376
Choice Hotels International, Inc. 5.75% 7/1/22	390	411
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)	2,861	1,731
Eldorado Resorts, Inc. 7% 8/1/23	3,590	3,581
FelCor Lodging LP 6% 6/1/25	620	636
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	5,680	5,424
Landry's Acquisition Co. 9.375% 5/1/20 (f)	875	917
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	900	873
McDonald's Corp.:
2.75% 12/9/20	1,282	1,319
3.7% 1/30/26	3,379	3,527
4.7% 12/9/35	1,744	1,805
4.875% 12/9/45	2,737	2,876
MGM Mirage, Inc.:
6% 3/15/23	1,630	1,671
7.5% 6/1/16	2,855	2,889
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)	865	874
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	4,650	4,080
Playa Resorts Holding BV 8% 8/15/20 (f)	90	84
Scientific Games Corp.:
7% 1/1/22 (f)	1,360	1,323
10% 12/1/22	6,840	5,369
Studio City Finance Ltd. 8.5% 12/1/20 (f)	1,000	975
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (f)(i)	534	0
Wynn Macau Ltd. 5.25% 10/15/21 (f)	605	558
		47,585
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	550
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	785	655
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	620	564
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	4,574	4,700
8.25% 2/15/21 (h)	1,485	1,459
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	1,395	1,283
William Lyon Homes, Inc.:
5.75% 4/15/19	470	428
7% 8/15/22	2,585	2,365
8.5% 11/15/20	1,310	1,303
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)	1,350	1,148
		14,455
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22	5,000	5,250
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	2,475	2,438
		7,688
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,745	5,116
7.75% 12/1/45	8,012	10,099
Altice SA:
5.375% 7/15/23 (f)	2,375	2,405
7.625% 2/15/25 (f)	4,905	4,488
7.75% 5/15/22 (f)	10,065	9,738
7.75% 7/15/25 (f)	1,665	1,544
7.75% 7/15/25 (f)	1,495	1,394
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,424
AMC Networks, Inc. 7.75% 7/15/21	340	360
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)	1,810	1,597
Cable One, Inc. 5.75% 6/15/22 (f)	895	897
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	281
5.625% 2/15/24	670	697
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,568
5.25% 3/15/21	3,375	3,510
5.75% 9/1/23	945	959
5.75% 1/15/24	4,235	4,320
5.875% 5/1/27 (f)	3,385	3,385
CCOH Safari LLC 5.75% 2/15/26 (f)	5,010	5,023
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	325	318
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	3,345	3,069
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (f)	7,702	7,823
4.908% 7/23/25 (f)	5,177	5,299
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,275
5.125% 12/15/22	355	361
Clear Channel Communications, Inc. 5.5% 12/15/16	5,015	4,814
Clear Channel International BV 8.75% 12/15/20 (f)	2,420	2,444
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	685
7.625% 3/15/20	585	476
Series B, 6.5% 11/15/22	1,455	1,411
7.625% 3/15/20	4,105	3,612
Columbus International, Inc. 7.375% 3/30/21 (f)	7,655	7,946
Discovery Communications LLC 5.05% 6/1/20	168	176
DISH DBS Corp.:
5% 3/15/23	2,675	2,367
5.875% 7/15/22	2,655	2,542
6.75% 6/1/21	3,515	3,581
Lamar Media Corp.:
5.375% 1/15/24	630	647
5.875% 2/1/22	525	547
Lions Gate Entertainment Corp. 5.25% 8/1/18	2,415	2,487
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	6,635	7,216
MDC Partners, Inc. 6.75% 4/1/20 (f)	8,000	8,140
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)	9,800	9,604
National CineMedia LLC:
6% 4/15/22	2,600	2,704
7.875% 7/15/21	1,380	1,432
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)	685	694
Numericable Group SA:
4.875% 5/15/19 (f)	4,535	4,533
6% 5/15/22 (f)	13,815	13,677
6.25% 5/15/24 (f)	660	644
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	2,775	2,678
Regal Entertainment Group 5.75% 3/15/22	1,230	1,244
Sirius XM Radio, Inc.:
5.375% 4/15/25 (f)	1,490	1,486
5.75% 8/1/21 (f)	2,580	2,677
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,063
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,788
3.85% 9/29/24	4,335	4,432
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,844
4.5% 9/15/42	1,279	1,045
5.5% 9/1/41	2,304	2,051
5.85% 5/1/17	1,621	1,683
6.55% 5/1/37	10,296	10,372
6.75% 7/1/18	1,581	1,723
7.3% 7/1/38	3,823	4,034
8.25% 4/1/19	10,176	11,635
Time Warner, Inc. 2.1% 6/1/19	10,446	10,355
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)	1,340	1,404
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	1,125	1,184
Viacom, Inc.:
2.5% 9/1/18	714	711
3.5% 4/1/17	219	221
Virgin Media Secured Finance PLC 5.25% 1/15/26 (f)	7,830	7,810
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	1,060	1,010
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,990	1,816
Ziggo Bond Finance BV 5.875% 1/15/25 (f)	1,120	1,086
		247,681
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,242
5.75% 2/15/18	400	402
7.4% 4/1/37	440	337
8.125% 10/1/19	2,160	2,187
		4,168
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35 (f)	1,800	1,913
Sally Holdings LLC 5.625% 12/1/25	1,575	1,638
Sonic Automotive, Inc.:
5% 5/15/23	195	184
7% 7/15/22	885	920
		4,655
TOTAL CONSUMER DISCRETIONARY		441,550
CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,301
3.3% 2/1/23	15,133	15,556
4.7% 2/1/36	14,328	15,024
4.9% 2/1/46	16,386	17,564
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	1,947	1,962
		64,407
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	3,435	3,169
CVS Health Corp.:
3.5% 7/20/22	3,373	3,523
3.875% 7/20/25	6,000	6,419
ESAL GmbH 6.25% 2/5/23 (f)	3,005	2,569
Kroger Co. 3.3% 1/15/21	6,000	6,278
Minerva Luxembourg SA 7.75% 1/31/23 (f)	6,275	5,933
Rite Aid Corp.:
6.75% 6/15/21	1,995	2,115
6.875% 12/15/28 (f)(h)	3,505	3,926
7.7% 2/15/27	3,085	3,663
9.25% 3/15/20	1,330	1,403
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (f)	2,955	2,815
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,178
3.3% 11/18/21	3,750	3,775
		48,766
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (f)	417	447
ConAgra Foods, Inc. 1.9% 1/25/18	2,064	2,062
Darling International, Inc. 5.375% 1/15/22	745	734
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	2,877	2,971
JBS Investments GmbH:
7.25% 4/3/24 (f)	1,090	956
7.75% 10/28/20 (f)	2,850	2,743
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (f)	6,075	5,225
5.875% 7/15/24 (f)	1,370	1,212
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (f)	880	928
Post Holdings, Inc.:
6.75% 12/1/21 (f)	1,485	1,576
7.75% 3/15/24 (f)	6,115	6,696
8% 7/15/25 (f)	555	612
TreeHouse Foods, Inc. 6% 2/15/24 (f)	1,065	1,121
William Wrigley Jr. Co.:
1.4% 10/21/16 (f)	3,217	3,218
2% 10/20/17 (f)	4,607	4,618
		35,119
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (f)	5,285	5,232
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25	1,435	1,512
6.375% 11/15/20	350	369
6.625% 11/15/22	415	447
		7,560
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (f)	1,660	1,639
6.375% 3/1/24 (f)	1,100	1,133
8.125% 2/1/20	220	229
Revlon Consumer Products Corp. 5.75% 2/15/21	6,290	6,306
		9,307
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,043
4% 1/31/24	3,123	3,358
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	6,420	6,590
4.25% 7/21/25 (f)	6,420	6,683
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,259
3.25% 6/12/20	1,273	1,324
4% 6/12/22	4,375	4,723
4.45% 6/12/25	9,633	10,462
4.85% 9/15/23	7,000	7,826
5.7% 8/15/35	1,646	1,858
5.85% 8/15/45	12,632	14,829
7.25% 6/15/37	6,101	7,648
		72,603
TOTAL CONSUMER STAPLES		237,762
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	5,634	3,823
5.35% 3/15/20 (f)	5,174	3,896
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	4,805	4,481
6.5% 4/1/20	2,264	2,285
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,510	1,144
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	394
Halliburton Co.:
3.8% 11/15/25	3,469	3,284
4.85% 11/15/35	3,029	2,648
5% 11/15/45	4,151	3,679
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	13
5.875% 4/1/20	2,439	1,268
Noble Holding International Ltd.:
3.05% 3/1/16	756	756
4% 3/16/18	470	376
5.95% 4/1/25	2,995	1,513
6.95% 4/1/45	2,891	1,330
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	2,355	636
Summit Midstream Holdings LLC 7.5% 7/1/21	500	340
Transocean, Inc.:
5.55% 12/15/16 (h)	3,719	3,682
6% 3/15/18	2,060	1,658
6.875% 12/15/21	4,240	2,332
Unit Corp. 6.625% 5/15/21	3,560	1,673
		41,211
Oil, Gas & Consumable Fuels - 2.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,371
Alpha Natural Resources, Inc. 9.75% 4/15/18 (i)	1,099	3
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.1186% 8/1/19 (f)(h)	1,345	319
7.125% 11/1/20 (f)	1,055	245
7.375% 11/1/21 (f)	1,430	325
Anadarko Petroleum Corp. 6.375% 9/15/17	21,672	22,019
Antero Resources Corp.:
5.125% 12/1/22	7,435	6,338
5.625% 6/1/23 (f)	1,835	1,569
Antero Resources Finance Corp.:
5.375% 11/1/21	1,790	1,548
6% 12/1/20	760	680
Blue Racer Mistream LLC / Blue Racer Finance Corp. 6.125% 11/15/22 (f)	5,000	3,750
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,169
4.742% 3/11/21	4,210	4,488
California Resources Corp. 8% 12/15/22 (f)	972	243
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,056
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	646
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	4,552
Chesapeake Energy Corp. 8% 12/15/22 (f)	3,360	1,310
Citgo Holding, Inc. 10.75% 2/15/20 (f)	2,315	2,107
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (f)	1,213	1,164
3.3% 6/1/20 (f)	5,938	5,560
4.5% 6/1/25 (f)	1,813	1,649
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,010
5.5% 4/1/23	280	260
CONSOL Energy, Inc. 8% 4/1/23	5,000	3,350
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	611
6.25% 4/1/23 (f)	1,150	817
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	4,640	4,083
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,443
2.7% 4/1/19	4,139	3,395
3.875% 3/15/23	2,327	1,677
4.95% 4/1/22	1,048	793
5.6% 4/1/44	1,686	1,030
Denbury Resources, Inc. 4.625% 7/15/23	4,625	1,341
Diamondback Energy, Inc. 7.625% 10/1/21	935	944
Duke Energy Field Services 6.45% 11/3/36 (f)	3,753	2,028
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,275
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	4,545	4,400
Enable Midstream Partners LP:
2.4% 5/15/19	1,656	1,276
3.9% 5/15/24	1,746	1,115
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	5,866
4.375% 10/15/20	4,351	4,025
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	1,660	448
7.75% 9/1/22	2,190	591
9.375% 5/1/20	9,120	2,668
Gibson Energy, Inc. 6.75% 7/15/21 (f)	160	136
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	305	195
7% 6/15/23	1,420	923
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	677	685
Halcon Resources Corp. 8.625% 2/1/20 (f)	565	312
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (f)	1,265	860
5.75% 10/1/25 (f)	6,625	4,505
7.625% 4/15/21 (f)	4,201	3,597
Kinder Morgan Energy Partners LP 3.5% 3/1/21	2,351	2,120
Laredo Petroleum, Inc.:
5.625% 1/15/22	1,740	1,114
6.25% 3/15/23	1,650	1,027
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19	3,390	144
6.5% 9/15/21	720	31
7.75% 2/1/21	20	1
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,177
Motiva Enterprises LLC 5.75% 1/15/20 (f)	3,614	3,723
MPLX LP 4% 2/15/25	962	730
Nakilat, Inc. 6.067% 12/31/33 (f)	1,839	2,005
Nexen, Inc. 6.2% 7/30/19	1,865	2,069
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	3,697
Oasis Petroleum, Inc. 6.875% 3/15/22	595	348
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (f)	2,850	2,458
Peabody Energy Corp.:
6.25% 11/15/21	2,010	53
10% 3/15/22 (f)	1,380	52
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	21,931
Petrobras Global Finance BV:
2.2382% 5/20/16 (h)	5,357	5,324
3% 1/15/19	22,701	17,991
3.25% 3/17/17	22,344	21,651
4.375% 5/20/23	3,648	2,486
4.875% 3/17/20	20,511	15,693
5.625% 5/20/43	11,155	6,480
7.25% 3/17/44	28,868	18,808
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,719
5.375% 1/27/21	10,725	8,044
5.75% 1/20/20	16,310	13,048
5.875% 3/1/18	2,803	2,629
7.875% 3/15/19	5,564	5,022
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,052
3.5% 7/23/20 (f)	7,125	6,715
3.5% 1/30/23	4,530	3,921
4.5% 1/23/26 (f)	6,398	5,694
4.875% 1/24/22	2,315	2,221
4.875% 1/18/24	5,974	5,540
5.5% 1/21/21	12,842	12,968
5.5% 6/27/44	22,702	17,442
5.625% 1/23/46 (f)	6,203	4,815
6% 3/5/20	4,075	4,191
6.375% 1/23/45	13,324	11,558
6.5% 6/2/41	7,783	6,801
6.875% 8/4/26 (f)	12,000	12,426
8% 5/3/19	3,283	3,587
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,546
4.3% 4/1/22	5,338	5,444
Phillips 66 Partners LP 2.646% 2/15/20	527	489
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	1,880
Range Resources Corp. 4.875% 5/15/25 (f)	2,265	1,959
Rice Energy, Inc.:
6.25% 5/1/22	4,290	3,475
7.25% 5/1/23	1,030	824
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	359
RSP Permian, Inc. 6.625% 10/1/22	265	237
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,385
5.625% 3/1/25	6,075	5,513
5.75% 5/15/24	8,830	8,129
SemGroup Corp. 7.5% 6/15/21	2,610	1,977
Shell International Finance BV 4.375% 5/11/45	6,392	5,930
SM Energy Co. 5.625% 6/1/25	675	272
Southeast Supply Header LLC 4.25% 6/15/24 (f)	4,893	4,592
Southwestern Energy Co.:
3.3% 1/23/18	2,491	1,794
4.05% 1/23/20	4,519	2,915
4.95% 1/23/25	3,470	1,995
Spectra Energy Capital, LLC 5.65% 3/1/20	944	943
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,060
4.6% 6/15/21	1,296	1,325
Suncor Energy, Inc. 6.1% 6/1/18	7,771	7,974
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (f)	6,670	6,370
6.375% 4/1/23 (f)	965	917
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	4,580	4,388
6.375% 8/1/22	570	490
6.75% 3/15/24 (f)	7,000	5,933
Teekay Corp.:
8.5% 1/15/20	120	76
8.5% 1/15/20 (f)	1,730	1,090
Teine Energy Ltd. 6.875% 9/30/22 (f)	5,104	4,185
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (f)	990	926
5.875% 10/1/20	235	221
6.125% 10/15/21	215	198
6.25% 10/15/22 (f)	2,750	2,530
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,069
4.55% 6/24/24	19,902	14,927
Western Gas Partners LP 5.375% 6/1/21	7,807	6,669
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	497
Western Refining, Inc. 6.25% 4/1/21	550	440
Whiting Petroleum Corp. 5.75% 3/15/21	565	264
Williams Partners LP 4.3% 3/4/24	4,038	3,156
WPX Energy, Inc.:
7.5% 8/1/20	1,140	718
8.25% 8/1/23	1,715	1,063
		522,420
TOTAL ENERGY		563,631
FINANCIALS - 7.8%
Banks - 3.1%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	5,555	5,541
4% 4/14/19 (f)	21,750	20,010
5.5% 7/12/20 (f)	16,673	15,506
5.75% 9/26/23 (f)	5,082	4,434
6.369% 6/16/18 (f)	10,462	10,520
6.5% 6/10/19 (f)	1,763	1,745
Bank of America Corp.:
1.35% 11/21/16	4,652	4,650
2.6% 1/15/19	66,110	66,422
2.65% 4/1/19	28,149	28,293
3.875% 8/1/25	4,168	4,278
3.95% 4/21/25	9,148	8,857
4% 1/22/25	2,059	2,003
4.2% 8/26/24	9,221	9,232
4.25% 10/22/26	5,465	5,413
4.45% 3/3/26	7,374	7,374
5.75% 12/1/17	6,075	6,443
6.5% 8/1/16	1,010	1,032
Barclays PLC:
2.75% 11/8/19	4,598	4,515
4.375% 1/12/26	8,817	8,509
BB&T Corp. 3.95% 3/22/22	1,495	1,575
Capital One NA 2.95% 7/23/21	7,402	7,342
CIT Group, Inc.:
5% 8/15/22	4,195	4,211
5% 8/1/23	2,755	2,755
5.25% 3/15/18	3,215	3,307
5.375% 5/15/20	2,805	2,896
5.5% 2/15/19 (f)	5,285	5,470
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,352
1.7% 4/27/18	6,410	6,342
1.75% 5/1/18	18,342	18,161
1.85% 11/24/17	30,961	30,861
2.4% 2/18/20	10,000	9,911
2.5% 7/29/19	32,442	32,520
2.55% 4/8/19	14,645	14,689
4.05% 7/30/22	14,700	14,981
4.3% 11/20/26	12,000	11,640
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,782	5,921
Credit Suisse AG 6% 2/15/18	12,547	13,283
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,209
3.75% 3/26/25	6,420	6,065
3.8% 9/15/22	9,940	9,742
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,266
Discover Bank 7% 4/15/20	3,075	3,467
Fifth Third Bancorp:
3.5% 3/15/22	529	546
4.5% 6/1/18	418	440
5.45% 1/15/17	1,848	1,909
HBOS PLC 6.75% 5/21/18 (f)	408	439
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,854
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,039
Huntington National Bank:
2% 6/30/18	13,000	12,935
2.2% 4/1/19	2,700	2,677
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	4,062	3,733
5.71% 1/15/26 (f)	9,946	9,477
JPMorgan Chase & Co.:
3.875% 9/10/24	13,647	13,713
4.125% 12/15/26	91,465	92,794
KeyCorp. 5.1% 3/24/21	519	571
Rabobank Nederland 4.375% 8/4/25	9,821	9,877
Regions Bank 6.45% 6/26/37	10,147	12,162
Regions Financial Corp. 2% 5/15/18	7,154	7,091
Royal Bank of Canada 4.65% 1/27/26	7,579	7,645
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	47,187
6% 12/19/23	13,834	13,975
6.1% 6/10/23	7,367	7,459
6.125% 12/15/22	35,362	37,119
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,246
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,506
3.5% 1/20/17	4,123	4,193
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,412
4.48% 1/16/24	5,192	5,519
		751,261
Capital Markets - 1.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,097
4.25% 2/15/24	2,095	2,159
Argos Merger Sub, Inc. 7.125% 3/15/23 (f)	8,000	8,180
Deutsche Bank AG 4.5% 4/1/25	14,192	12,030
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,988
2.375% 1/22/18	10,000	10,061
2.55% 10/23/19	70,000	70,127
2.6% 4/23/20	1,300	1,294
2.625% 1/31/19	25,103	25,294
3.75% 2/25/26	15,000	15,131
5.95% 1/18/18	4,242	4,523
6.15% 4/1/18	3,466	3,736
6.25% 9/1/17	19,047	20,204
Lazard Group LLC:
4.25% 11/14/20	4,447	4,563
6.85% 6/15/17	1,063	1,118
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,460
Morgan Stanley:
1.875% 1/5/18	13,596	13,562
2.125% 4/25/18	16,388	16,383
2.5% 1/24/19	97,536	98,040
4.875% 11/1/22	7,232	7,625
5.625% 9/23/19	453	497
5.95% 12/28/17	250	267
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	7,000	6,915
UBS AG Stamford Branch:
1.8% 3/26/18	9,485	9,490
2.375% 8/14/19	10,750	10,795
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	7,279	7,242
		376,781
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17	7,625	7,558
3.75% 5/15/19	2,125	2,126
4.5% 5/15/21	2,325	2,342
5% 10/1/21	6,860	7,040
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,000
3.75% 11/18/19	2,000	1,965
4.625% 5/19/22	1,365	1,363
4.75% 9/10/18	2,295	2,338
5.75% 11/20/25	1,335	1,295
6.25% 12/1/17	1,800	1,874
8% 12/31/18	19,035	20,701
8% 11/1/31	22,391	24,658
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,470
Discover Financial Services:
3.85% 11/21/22	1,983	1,958
5.2% 4/27/22	2,146	2,257
6.45% 6/12/17	10,512	11,024
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	31,784
1.5% 1/17/17	16,012	15,944
2.375% 3/12/19	17,400	17,113
2.875% 10/1/18	8,500	8,504
3% 6/12/17	5,430	5,476
5% 5/15/18	8,500	8,892
5.875% 8/2/21	10,438	11,515
General Motors Acceptance Corp. 8% 11/1/31	6,130	6,820
Hyundai Capital America:
1.45% 2/6/17 (f)	5,366	5,348
1.875% 8/9/16 (f)	1,338	1,341
2.125% 10/2/17 (f)	2,063	2,065
2.55% 2/6/19 (f)	5,366	5,383
2.875% 8/9/18 (f)	2,511	2,530
Navient Corp.:
5% 10/26/20	1,140	1,006
5.875% 10/25/24	7,190	5,824
SLM Corp.:
4.875% 6/17/19	5,955	5,657
5.5% 1/15/19	2,150	2,129
5.5% 1/25/23	4,610	3,815
6.125% 3/25/24	9,585	8,022
7.25% 1/25/22	5,140	4,677
8% 3/25/20	5,930	5,856
8.45% 6/15/18	9,890	10,539
Synchrony Financial:
1.875% 8/15/17	1,300	1,286
3% 8/15/19	1,910	1,913
3.75% 8/15/21	7,084	7,124
4.25% 8/15/24	2,903	2,906
		278,438
Diversified Financial Services - 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,115
5.875% 2/1/22	2,725	2,378
6% 8/1/20	2,230	2,074
MSCI, Inc. 5.75% 8/15/25 (f)	870	939
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (f)	3,080	2,926
		10,432
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	4,232	4,308
3.35% 5/3/26	3,411	3,492
AIA Group Ltd. 2.25% 3/11/19 (f)	1,203	1,204
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub, LLC 8.25% 8/1/23 (f)	5,010	4,509
American International Group, Inc.:
3.3% 3/1/21	3,455	3,493
3.75% 7/10/25	11,144	10,937
4.875% 6/1/22	10,692	11,408
5.85% 1/16/18	12,000	12,795
Aon Corp.:
3.125% 5/27/16	3,402	3,418
5% 9/30/20	107	118
Five Corners Funding Trust 4.419% 11/15/23 (f)	8,055	8,337
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(h)	2,008	1,968
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	617
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	1,675	1,499
HUB International Ltd. 9.25% 2/15/21 (f)	940	961
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	2,655	2,720
5% 6/1/21 (f)	6,063	6,540
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,781
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (f)	7,265	6,708
5.375% 12/1/41 (f)	1,349	1,481
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	6,476	6,453
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,585	4,351
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,048	4,248
Pacific LifeCorp:
5.125% 1/30/43 (f)	6,960	6,925
6% 2/10/20 (f)	8,215	9,192
Prudential Financial, Inc.:
2.3% 8/15/18	783	785
4.5% 11/16/21	1,461	1,587
7.375% 6/15/19	1,880	2,168
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,715	6,741
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	6,853	6,969
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,569	1,577
4.125% 11/1/24 (f)	2,275	2,337
Unum Group:
3.875% 11/5/25	6,934	6,576
5.625% 9/15/20	2,879	3,152
5.75% 8/15/42	7,108	7,446
7.125% 9/30/16	1,802	1,856
		162,657
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,142
4.6% 4/1/22	1,705	1,817
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,588
American Tower Corp. 2.8% 6/1/20	6,000	5,961
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,562
Camden Property Trust 2.95% 12/15/22	2,154	2,116
CommonWealth REIT 5.875% 9/15/20	991	1,079
Corporate Office Properties LP:
3.7% 6/15/21	3,614	3,573
5% 7/1/25	3,069	3,096
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	199
DDR Corp.:
3.625% 2/1/25	3,010	2,863
4.25% 2/1/26	2,564	2,545
4.625% 7/15/22	3,877	4,028
4.75% 4/15/18	4,595	4,779
7.5% 4/1/17	4,966	5,241
9.625% 3/15/16	1,670	1,675
Digital Delta Holdings LLC:
3.4% 10/1/20 (f)	6,817	6,936
4.75% 10/1/25 (f)	4,899	4,958
Duke Realty LP:
3.625% 4/15/23	2,844	2,838
3.75% 12/1/24	2,012	2,003
3.875% 10/15/22	4,799	4,941
4.375% 6/15/22	3,202	3,373
5.95% 2/15/17	291	302
6.75% 3/15/20	1,161	1,331
8.25% 8/15/19	1,838	2,179
Equity One, Inc.:
3.75% 11/15/22	7,300	7,299
6% 9/15/17	666	702
ERP Operating LP 5.75% 6/15/17	637	668
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,581
HCP, Inc.:
3.15% 8/1/22	8,000	7,490
3.875% 8/15/24	11,000	10,332
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,295
4% 6/1/25	4,568	4,487
4.125% 4/1/19	11,300	11,805
4.7% 9/15/17	744	775
HRPT Properties Trust:
6.25% 6/15/17	726	747
6.65% 1/15/18	490	516
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,926
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,545	1,584
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,769	1,750
4.5% 4/1/27	21,587	20,392
4.95% 4/1/24	1,785	1,825
5.25% 1/15/26	7,807	7,905
5.875% 3/15/24	3,200	3,255
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,211
5% 12/15/23	980	1,016
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,094
WP Carey, Inc. 4% 2/1/25	7,547	7,133
		180,913
Real Estate Management & Development - 0.5%
BioMed Realty LP 3.85% 4/15/16	8,385	8,393
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,403
4.1% 10/1/24	5,444	5,370
4.55% 10/1/29	5,444	5,434
4.95% 4/15/18	4,256	4,447
5.7% 5/1/17	268	278
6% 4/1/16	2,467	2,475
CBRE Group, Inc.:
5% 3/15/23	3,950	3,963
5.25% 3/15/25	2,580	2,671
Digital Realty Trust LP:
3.95% 7/1/22	4,317	4,344
5.25% 3/15/21	2,876	3,149
Essex Portfolio LP 5.5% 3/15/17	3,414	3,542
Howard Hughes Corp. 6.875% 10/1/21 (f)	1,690	1,663
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	761
Liberty Property LP:
3.375% 6/15/23	2,951	2,878
4.125% 6/15/22	2,746	2,834
4.75% 10/1/20	6,595	7,112
5.5% 12/15/16	2,022	2,080
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	3,999
3.15% 5/15/23	6,708	5,811
4.5% 4/18/22	1,689	1,644
7.75% 8/15/19	2,149	2,359
Mid-America Apartments LP:
4% 11/15/25	1,682	1,717
4.3% 10/15/23	1,086	1,148
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,195
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	3,471	3,579
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)	1,760	1,808
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	2,125	2,130
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,681
Regency Centers LP 5.875% 6/15/17	1,084	1,139
Tanger Properties LP:
3.75% 12/1/24	3,781	3,847
3.875% 12/1/23	2,341	2,401
6.125% 6/1/20	7,035	8,000
Ventas Realty LP:
1.25% 4/17/17	2,655	2,633
1.55% 9/26/16	921	921
3.5% 2/1/25	1,837	1,780
4.125% 1/15/26	2,088	2,117
4.375% 2/1/45	1,098	988
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,593
4% 4/30/19	1,771	1,850
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	475
		124,612
TOTAL FINANCIALS		1,885,094
HEALTH CARE - 1.3%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,735
3.6% 5/14/25	6,397	6,521
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (f)	1,225	1,066
Amgen, Inc. 1.25% 5/22/17	11,041	11,018
		24,340
Health Care Equipment & Supplies - 0.0%
Alere, Inc. 6.375% 7/1/23 (f)	625	686
Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	680	687
Centene Corp.:
5.625% 2/15/21 (f)	1,985	2,074
6.125% 2/15/24 (f)	1,290	1,369
Community Health Systems, Inc.:
5.125% 8/1/21	840	844
6.875% 2/1/22	1,115	956
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,309
5.125% 7/15/24	2,535	2,579
5.75% 8/15/22	1,215	1,279
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,610
4.75% 11/15/21	14,348	15,364
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,771
4.25% 10/15/19	3,850	3,966
4.75% 5/1/23	3,020	3,069
5% 3/15/24	1,755	1,790
5.375% 2/1/25	9,835	10,019
5.875% 3/15/22	10,110	10,843
5.875% 5/1/23	2,555	2,683
5.875% 2/15/26	5,470	5,634
6.25% 2/15/21	1,415	1,496
6.5% 2/15/20	20,898	23,149
7.5% 2/15/22	3,250	3,672
HealthSouth Corp.:
5.125% 3/15/23	800	788
5.75% 11/1/24 (f)	1,090	1,101
5.75% 11/1/24	4,205	4,247
5.75% 9/15/25 (f)	6,165	6,119
McKesson Corp. 2.284% 3/15/19	5,400	5,420
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,905
Molina Healthcare, Inc. 5.375% 11/15/22 (f)	1,695	1,716
Quintiles Transnational Corp. 4.875% 5/15/23 (f)	1,070	1,099
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	633
Team Health, Inc. 7.25% 12/15/23 (f)	2,500	2,625
Tenet Healthcare Corp.:
4.375% 10/1/21	2,040	2,012
4.5% 4/1/21	1,030	1,024
5% 3/1/19	16,690	15,939
6% 10/1/20	1,145	1,216
6.75% 6/15/23	7,355	6,665
8.125% 4/1/22	4,590	4,513
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,324	2,430
3.75% 7/15/25	6,406	6,817
Vizient, Inc. 10.375% 3/1/24 (f)	2,055	2,173
WellPoint, Inc. 1.875% 1/15/18	161	161
		175,766
Health Care Technology - 0.0%
Emdeon, Inc. 6% 2/15/21 (f)	1,155	1,074
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,494
2.4% 2/1/19	945	948
		2,442
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,878
2.45% 6/15/19	3,241	3,250
3% 3/12/20	5,472	5,566
3.45% 3/15/22	9,527	9,735
Endo Finance LLC 5.375% 1/15/23 (f)	350	348
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (f)	4,625	4,671
6% 2/1/25 (f)	4,195	4,174
Forest Laboratories, Inc. 4.375% 2/1/19 (f)	2,160	2,272
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (f)	200	176
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (f)	8,675	8,285
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (f)(h)	5,090	4,530
Mylan, Inc. 1.35% 11/29/16	1,757	1,745
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,429
2.3% 11/8/18	1,537	1,512
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,338
3.9% 12/15/24	2,011	1,961
4.9% 12/15/44	883	849
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)	498	553
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (f)	6,565	5,941
5.5% 3/1/23 (f)	1,750	1,383
5.625% 12/1/21 (f)	810	693
5.875% 5/15/23 (f)	8,150	6,642
6.125% 4/15/25 (f)	10,225	8,180
6.75% 8/15/18 (f)	3,620	3,493
7.5% 7/15/21 (f)	4,615	4,350
VPI Escrow Corp. 6.375% 10/15/20 (f)	1,445	1,326
Zoetis, Inc. 1.875% 2/1/18	898	888
		96,168
TOTAL HEALTH CARE		300,476
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	3,650	4,104
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	3,120	2,714
TransDigm, Inc.:
6% 7/15/22	1,155	1,126
6.5% 5/15/25 (f)	7,335	7,042
		14,986
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	6	6
9.798% 4/1/21	1,948	2,123
6.125% 4/29/18	415	428
6.648% 3/15/19	1,020	1,036
6.9% 7/2/19	191	194
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,178	1,207
8.36% 1/20/19	750	774
		5,768
Building Products - 0.0%
Builders FirstSource, Inc. 10.75% 8/15/23 (f)	5,000	4,660
GCP Applied Technologies, Inc. 9.5% 2/1/23 (f)	1,800	1,926
HD Supply, Inc. 5.25% 12/15/21 (f)	1,985	2,079
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)	510	393
Nortek, Inc. 8.5% 4/15/21	925	955
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (f)	440	430
6.125% 4/1/25 (f)	440	431
USG Corp.:
5.875% 11/1/21 (f)	255	265
6.3% 11/15/16	170	175
7.875% 3/30/20 (f)	905	943
9.75% 1/15/18 (h)	975	1,086
		13,343
Commercial Services & Supplies - 0.2%
ADT Corp. 6.25% 10/15/21	1,140	1,112
APX Group, Inc.:
6.375% 12/1/19	16,045	15,644
8.75% 12/1/20	12,565	10,209
Cenveo Corp. 6% 8/1/19 (f)	730	531
Clean Harbors, Inc. 5.125% 6/1/21	740	734
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,464
6.375% 10/1/22	3,265	3,012
7.25% 12/1/20	775	761
Garda World Security Corp.:
7.25% 11/15/21 (f)	3,295	2,307
7.25% 11/15/21 (f)	525	368
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	215	200
TMS International Corp. 7.625% 10/15/21 (f)	255	193
		37,535
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)	475	348
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,472
Schaeffler Finance BV:
4.25% 5/15/21 (f)	1,760	1,769
4.75% 5/15/21 (f)	3,160	3,184
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	950	589
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	455	487
		7,849
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	630	443
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	3,065	981
8.125% 2/15/19	975	227
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	700	362
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (i)	755	143
		2,156
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,483
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,086
6.25% 10/15/22	800	761
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)	1,245	759
		2,606
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,693
2.625% 9/4/18	6,100	5,919
3.75% 2/1/22	6,505	6,044
3.875% 4/1/21	5,301	5,129
4.25% 9/15/24	4,566	4,235
4.75% 3/1/20	4,617	4,698
Aircastle Ltd. 5.5% 2/15/22	1,340	1,338
Ashtead Capital, Inc. 5.625% 10/1/24(f)	1,825	1,807
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,408
5.75% 5/15/16	1,840	1,845
5.875% 8/15/22	4,385	4,665
6.25% 5/15/19	3,035	3,255
7.125% 9/1/18 (f)	5,560	6,047
8.25% 12/15/20	4,165	4,816
8.625% 1/15/22	3,910	4,633
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	365	288
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,220
5.5% 7/15/25	975	925
		63,965
TOTAL INDUSTRIALS		150,691
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,989
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,638
6.5% 1/15/28	1,110	1,113
		12,740
Electronic Equipment & Components - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	737
Sanmina Corp. 4.375% 6/1/19 (f)	1,295	1,308
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,092
6.55% 10/1/17	815	875
		4,012
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	898
Rackspace Hosting, Inc. 6.5% 1/15/24 (f)	1,780	1,678
VeriSign, Inc. 4.625% 5/1/23	1,225	1,207
		3,783
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,774
Everi Payments, Inc. 10% 1/15/22	565	463
Xerox Corp. 2.95% 3/15/17	947	949
		3,186
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (f)	365	370
Micron Technology, Inc.:
5.25% 1/15/24 (f)	2,494	2,095
5.5% 2/1/25	1,695	1,424
5.875% 2/15/22	880	808
NXP BV/NXP Funding LLC 5.75% 2/15/21 (f)	1,595	1,659
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (f)	2,675	2,829
		9,185
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)	1,255	1,343
Blue Coat Systems, Inc. 8.375% 6/1/23 (f)	7,710	7,633
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	2,645	1,680
BMC Software, Inc. 7.25% 6/1/18	395	330
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)	1,720	899
Ensemble S Merger Sub, Inc. 9% 9/30/23 (f)	2,605	2,410
		14,295
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	6,392	6,451
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (f)	6,577	6,559
4.9% 10/15/25 (f)	6,577	6,239
6.35% 10/15/45 (f)	6,577	5,610
		24,859
TOTAL INFORMATION TECHNOLOGY		72,060
MATERIALS - 0.3%
Chemicals - 0.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (f)	1,790	1,991
10% 10/15/25 (f)	960	1,063
Evolution Escrow Issuer LLC 7.5% 3/15/22 (f)	2,852	1,761
LSB Industries, Inc. 7.75% 8/1/19	425	367
Momentive Performance Materials, Inc. 3.88% 10/24/21	1,825	1,241
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (i)	1,350	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (f)	3,125	2,531
10.375% 5/1/21 (f)	480	438
PolyOne Corp. 5.25% 3/15/23	1,360	1,357
The Chemours Company LLC:
6.625% 5/15/23 (f)	1,985	1,434
7% 5/15/25 (f)	505	366
Tronox Finance LLC 6.375% 8/15/20	2,105	1,321
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	585	622
		14,492
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (f)	1,600	1,444
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	405	325
		1,769
Containers & Packaging - 0.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)	914	836
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	5,685	5,870
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)	680	665
6.75% 1/31/21 (f)	785	737
7% 11/15/20 (f)	126	117
9.125% 10/15/20 (f)	690	712
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (f)	12,285	12,270
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	2,135	1,644
Owens-Illinois, Inc. 7.8% 5/15/18	350	383
Sealed Air Corp. 6.5% 12/1/20 (f)	1,065	1,193
		24,427
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(h)	2,727	2,693
6.75% 10/19/75 (f)(h)	6,773	6,578
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	255	247
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (f)	1,410	1,068
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	7,189	7,226
4.5% 8/13/23 (Reg. S)	8,600	8,611
4.875% 11/4/44 (f)	1,735	1,499
4.875% 11/4/44 (Reg. S)	4,000	3,457
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	5,635	4,836
Murray Energy Corp. 11.25% 4/15/21 (f)	4,670	537
New Gold, Inc.:
6.25% 11/15/22 (f)	615	438
7% 4/15/20 (f)	345	289
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	755	498
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)	595	506
Walter Energy, Inc.:
9.5% 10/15/19 (f)(i)	875	123
12% 4/1/20 pay-in-kind (f)(h)(i)	885	0
		38,606
TOTAL MATERIALS		79,294
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Altice Financing SA:
6.5% 1/15/22 (f)	2,300	2,317
6.625% 2/15/23 (f)	2,620	2,581
7.875% 12/15/19 (f)	550	573
Altice Finco SA:
8.125% 1/15/24 (f)	315	306
9.875% 12/15/20 (f)	585	623
AT&T, Inc. 2.45% 6/30/20	4,383	4,366
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	81
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,717
CenturyLink, Inc.:
5.15% 6/15/17	440	451
6% 4/1/17	3,101	3,200
6.15% 9/15/19	3,331	3,423
Embarq Corp.:
7.082% 6/1/16	3,728	3,758
7.995% 6/1/36	37,546	35,669
FairPoint Communications, Inc. 8.75% 8/15/19 (f)	1,340	1,290
Frontier Communications Corp.:
8.875% 9/15/20 (f)	850	878
10.5% 9/15/22 (f)	1,400	1,414
GCI, Inc. 6.875% 4/15/25	1,350	1,320
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	1,488
8.125% 6/1/23	1,090	332
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,337
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,168
6.125% 1/15/21	1,405	1,468
7% 6/1/20	1,460	1,531
Lynx I Corp. 5.375% 4/15/21 (f)	693	718
Lynx II Corp. 6.375% 4/15/23 (f)	652	680
Sable International Finance Ltd. 6.875% 8/1/22 (f)	1,915	1,824
SBA Communications Corp. 5.625% 10/1/19	1,870	1,949
Sprint Capital Corp.:
6.875% 11/15/28	3,795	2,751
6.9% 5/1/19	8,975	7,651
8.75% 3/15/32	1,500	1,155
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,111
4.5% 9/15/20	38,502	41,872
5.012% 8/21/54	19,396	18,039
6.25% 4/1/37	3,729	4,176
6.4% 9/15/33	5,323	6,204
6.55% 9/15/43	13,650	16,552
Virgin Media Finance PLC 6% 10/15/24 (f)	4,040	4,050
Wind Acquisition Finance SA 4.75% 7/15/20 (f)	1,670	1,612
		189,635
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 2.375% 9/8/16	307	308
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (f)	3,050	3,302
Digicel Group Ltd.:
6% 4/15/21 (f)	2,805	2,401
7.125% 4/1/22 (f)	2,000	1,430
8.25% 9/30/20 (f)	4,820	3,760
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,505
6.625% 12/15/22 (Reg. S)	5,045	2,535
7.5% 4/1/21	3,895	2,707
Neptune Finco Corp.:
6.625% 10/15/25 (f)	1,460	1,540
10.125% 1/15/23 (f)	7,200	7,749
10.875% 10/15/25 (f)	4,485	4,844
Sprint Communications, Inc.:
6% 11/15/22	13,365	9,422
8.375% 8/15/17	1,230	1,196
9% 11/15/18 (f)	6,595	6,846
Sprint Corp.:
7.125% 6/15/24	4,965	3,538
7.25% 9/15/21	2,575	1,938
7.875% 9/15/23	2,950	2,183
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	712
6% 3/1/23	2,590	2,668
6.25% 4/1/21	565	592
6.464% 4/28/19	420	432
6.5% 1/15/24	7,235	7,434
6.5% 1/15/26	2,425	2,457
6.542% 4/28/20	1,475	1,527
6.625% 4/1/23	15,005	15,680
6.633% 4/28/21	1,335	1,395
6.731% 4/28/22	985	1,030
6.836% 4/28/23	385	400
		91,531
TOTAL TELECOMMUNICATION SERVICES		281,166
UTILITIES - 1.1%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,269
American Transmission Systems, Inc. 5% 9/1/44 (f)	775	778
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,934	4,407
6.4% 9/15/20 (f)	10,769	12,295
Edison International 3.75% 9/15/17	3,355	3,456
Entergy Corp. 4% 7/15/22	6,500	6,826
Eversource Energy 1.45% 5/1/18	1,511	1,493
Exelon Corp. 3.95% 6/15/25 (f)	5,966	6,040
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,122
4.25% 3/15/23	23,348	24,373
7.375% 11/15/31	31,788	39,507
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,442
InterGen NV 7% 6/30/23 (f)	9,075	6,216
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,418
LG&E and KU Energy LLC 3.75% 11/15/20	745	782
Nevada Power Co.:
6.5% 5/15/18	5,100	5,615
6.5% 8/1/18	1,191	1,318
NSG Holdings II, LLC 7.75% 12/15/25 (f)	4,502	4,727
NV Energy, Inc. 6.25% 11/15/20	1,666	1,927
Pennsylvania Electric Co. 6.05% 9/1/17	450	478
Progress Energy, Inc. 4.4% 1/15/21	336	358
RJS Power Holdings LLC 4.625% 7/15/19 (f)	2,150	1,731
TECO Finance, Inc.:
4% 3/15/16	1,242	1,243
5.15% 3/15/20	2,029	2,209
West Penn Power Co. 5.95% 12/15/17 (f)	10,500	11,230
		172,260
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,832
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	263
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,641
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	996
		4,732
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,375
5.75% 1/15/25	635	572
6% 1/15/22 (f)	1,115	1,143
7.875% 1/15/23 (f)	2,038	2,155
Dynegy, Inc.:
6.75% 11/1/19	1,075	996
7.375% 11/1/22	4,900	4,092
7.625% 11/1/24	4,760	3,939
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (i)	9,678	10,114
12.25% 3/1/22 (f)(i)	13,357	14,092
NRG Energy, Inc. 6.625% 3/15/23	6,445	5,446
PPL Energy Supply LLC 6.5% 6/1/25	1,100	759
TerraForm Power Operating LLC:
5.875% 2/1/23 (f)	6,005	4,504
6.125% 6/15/25 (f)	435	320
TXU Corp.:
5.55% 11/15/14 (i)	61	43
6.5% 11/15/24 (i)	3,550	2,485
6.55% 11/15/34 (i)	7,200	5,040
		57,075
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9031% 9/30/66 (h)	19,347	13,002
7.5% 6/30/66 (h)	2,474	2,072
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,821
6.4% 3/15/18	983	1,066
6.8% 1/15/19	2,710	3,022
PG&E Corp. 2.4% 3/1/19	791	799
Puget Energy, Inc. 6% 9/1/21	691	787
Sempra Energy 6% 10/15/39	3,719	4,088
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	3,876	2,868
		33,525
TOTAL UTILITIES		267,592

TOTAL NONCONVERTIBLE BONDS		4,279,316

TOTAL CORPORATE BONDS
(Cost $4,444,887)		4,282,017

U.S. Government and Government Agency Obligations - 4.7%
U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$84,687	$78,846
1.375% 2/15/44	71,505	77,393
U.S. Treasury Inflation-Indexed Notes:
0.25% 1/15/25	43,860	43,491
0.625% 1/15/26	75,000	76,999

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		276,729

U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds 3% 11/15/45	243,720	263,398
U.S. Treasury Notes:
0.5% 8/31/16	96,300	96,284
0.625% 8/15/16	50,000	50,024
1% 8/31/16	200,000	200,440
1% 8/15/18	32,700	32,823
1.625% 6/30/20	60,496	61,604
2% 8/15/25	156,514	160,029

TOTAL U.S. TREASURY OBLIGATIONS		864,602

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,124,375)		1,141,331

U.S. Government Agency - Mortgage Securities - 0.9%
Fannie Mae - 0.5%
2.302% 6/1/36 (h)	125	131
2.5% 1/1/28 to 4/1/43	8,193	8,397
2.628% 7/1/37 (h)	206	218
3% 5/1/27 to 10/1/45	15,188	15,639
3% 3/1/46 (j)	100	103
3.5% 11/1/25 to 12/1/45	35,298	37,254
4% 11/1/31 to 7/1/45	21,752	23,370
4% 3/1/46 (j)	1,500	1,600
4.5% 11/1/19 to 4/1/45	12,617	13,741
5% 6/1/39 to 10/1/41	4,248	4,715
5.5% 4/1/33 to 4/1/39	1,521	1,722
6% 7/1/35 to 8/1/37	2,359	2,711
6.5% 7/1/32 to 8/1/36	410	482

TOTAL FANNIE MAE		110,083

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	13,633	14,001
3.25% 10/1/35 (h)	118	125
3.5% 8/1/42 to 6/1/45	13,785	14,461
4% 6/1/24 to 8/1/44	12,969	13,888
4.5% 3/1/41 to 4/1/41	6,466	7,033
5% 3/1/19 to 7/1/41	2,589	2,836
5.5% 1/1/38 to 6/1/41	7,342	8,266
6% 7/1/37 to 8/1/37	210	241
6.5% 3/1/36	1,575	1,857

TOTAL FREDDIE MAC		62,708

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	1,182	1,228
3.5% 12/20/41 to 8/20/45	18,073	19,119
4% 8/15/39 to 7/20/45	7,978	8,545
4.5% 4/20/41	2,184	2,362
5% 2/15/39 to 5/15/39	673	751
5.5% 6/15/35 to 9/15/39	2,234	2,533

TOTAL GINNIE MAE		34,538

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $204,369)		207,329

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (h)	$504	$450
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.0765% 3/25/34 (h)	186	177
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,254
Class D, 3.31% 10/8/19	770	786
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (h)	35	32
Series 2004-R2 Class M3, 1.2608% 4/25/34 (h)	68	50
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (h)	36	32
Series 2004-W11 Class M2, 1.4858% 11/25/34 (h)	426	409
Series 2004-W7 Class M1, 1.2608% 5/25/34 (h)	1,072	980
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (h)	868	308
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2515% 4/25/34 (h)	1,264	1,097
Series 2006-HE2 Class M1, 0.8058% 3/25/36 (h)	12	2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (h)	1,368	931
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (h)	48	42
Series 2004-4 Class M2, 1.2308% 6/25/34 (h)	75	67
Series 2004-7 Class AF5, 5.868% 1/25/35	1,368	1,417
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (h)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (h)	221	209
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (h)	8	6
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (h)	720	624
Class M4, 1.4465% 1/25/35 (h)	264	142
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (f)(h)	1,597	1,414
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (f)(h)	437	414
Class B, 0.7105% 11/15/34 (f)(h)	158	139
Class C, 0.8105% 11/15/34 (f)(h)	262	227
Class D, 1.1805% 11/15/34 (f)(h)	100	83
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7558% 8/25/33 (h)	182	167
Series 2003-3 Class M1, 1.7258% 8/25/33 (h)	332	310
Series 2003-5 Class A2, 1.1358% 12/25/33 (h)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (h)	1,137	729
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (f)(h)	1,947	1,813
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7216% 7/25/36 (h)	2,148	965
Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (h)	37	37
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (h)	63	62
Series 2006-A Class 2C, 1.7531% 3/27/42 (h)	2,016	1,034
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (h)	238	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.1858% 7/25/34 (h)	78	65
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (h)	186	174
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (h)	93	93
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (h)	1,126	1,078
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (h)	44	38
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (h)	186	166
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (h)	127	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (h)	1,083	986
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (h)	405	368
Class M4, 2.6015% 9/25/34 (h)	519	350
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (h)	1,120	984
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (h)	4	3
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,461
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,027
Class C, 2.13% 8/17/20	19,051	19,054
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,054
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (h)	550	506
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (h)	428	417
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (h)	31	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (h)	22	18
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (f)(h)	1,530	750
TOTAL ASSET-BACKED SECURITIES
(Cost $64,206)		69,086

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (h)	725	696
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	1,956	1,926
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (h)	361	347
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (h)	876	752
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (h)	257	236
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (h)	522	462
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (h)	653	618
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7735% 6/10/35 (f)(h)	246	219
Class B6, 3.2735% 6/10/35 (f)(h)	52	47
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (h)	17	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (h)	80	78
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6265% 9/25/36 (h)	969	926
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.0665% 9/25/43 (h)	1,753	1,680
TOTAL PRIVATE SPONSOR
(Cost $7,005)		8,003

Commercial Mortgage Securities - 1.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (h)(k)	177	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (h)	6,144	6,150
Series 2006-6 Class A3, 5.369% 10/10/45	314	314
Series 2007-3 Class A4, 5.7423% 6/10/49 (h)	11,615	11,925
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,750	1,788
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (f)(h)	22	19
Series 2005-3A:
Class A2, 0.8358% 11/25/35 (f)(h)	214	184
Class M1, 0.8758% 11/25/35 (f)(h)	28	24
Class M2, 0.9258% 11/25/35 (f)(h)	36	28
Class M3, 0.9458% 11/25/35 (f)(h)	32	24
Class M4, 1.0358% 11/25/35 (f)(h)	40	30
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (f)(h)	559	477
Class B1, 1.8358% 1/25/36 (f)(h)	24	16
Class M1, 0.8858% 1/25/36 (f)(h)	180	143
Class M2, 0.9058% 1/25/36 (f)(h)	54	42
Class M3, 0.9358% 1/25/36 (f)(h)	79	58
Class M4, 1.0458% 1/25/36 (f)(h)	44	32
Class M5, 1.0858% 1/25/36 (f)(h)	44	32
Class M6, 1.1358% 1/25/36 (f)(h)	46	34
Series 2006-1:
Class A2, 0.7958% 4/25/36 (f)(h)	87	74
Class M1, 0.8158% 4/25/36 (f)(h)	31	25
Class M2, 0.8358% 4/25/36 (f)(h)	33	26
Class M3, 0.8558% 4/25/36 (f)(h)	28	22
Class M4, 0.9558% 4/25/36 (f)(h)	16	12
Class M5, 0.9958% 4/25/36 (f)(h)	16	11
Class M6, 1.0758% 4/25/36 (f)(h)	31	22
Series 2006-2A:
Class M1, 0.7458% 7/25/36 (f)(h)	75	59
Class M2, 0.7658% 7/25/36 (f)(h)	53	41
Class M3, 0.7858% 7/25/36 (f)(h)	44	34
Class M4, 0.8558% 7/25/36 (f)(h)	30	23
Class M5, 0.9058% 7/25/36 (f)(h)	37	27
Series 2006-3A Class M4, 0.8658% 10/25/36 (f)(h)	23	3
Series 2006-4A:
Class A2, 0.7058% 12/25/36 (f)(h)	1,683	1,430
Class M1, 0.7258% 12/25/36 (f)(h)	112	85
Class M2, 0.7458% 12/25/36 (f)(h)	74	51
Class M3, 0.7758% 12/25/36 (f)(h)	76	45
Series 2007-1 Class A2, 0.7058% 3/25/37 (f)(h)	330	279
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (f)(h)	345	290
Class A2, 0.7558% 7/25/37 (f)(h)	323	256
Class M1, 0.8058% 7/25/37 (f)(h)	114	86
Class M2, 0.8458% 7/25/37 (f)(h)	62	43
Class M3, 0.9258% 7/25/37 (f)(h)	48	30
Series 2007-3:
Class A2, 0.7258% 7/25/37 (f)(h)	344	274
Class M1, 0.7458% 7/25/37 (f)(h)	69	51
Class M2, 0.7758% 7/25/37 (f)(h)	73	52
Class M3, 0.8058% 7/25/37 (f)(h)	115	56
Class M4, 0.9358% 7/25/37 (f)(h)	181	87
Class M5, 1.0358% 7/25/37 (f)(h)	88	18
Series 2007-4A Class M1, 1.3716% 9/25/37 (f)(h)	98	24
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(k)	746	28
Series 2006-3A, Class IO, 0% 10/25/36 (f)(h)(k)	14,981	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.9112% 6/11/40 (h)	420	431
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,307	4,478
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (f)(h)	94	73
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (f)(h)	138	132
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (f)(h)	2,276	2,133
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (f)(h)	1,100	1,095
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8982% 12/10/49 (h)	3,035	3,124
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,923	6,053
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2805% 4/15/17 (f)(h)	96	95
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	802	806
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	18	18
Series 2007-C3 Class A4, 5.8888% 6/15/39 (h)	319	327
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	608	628
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (f)(h)(k)	0	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (f)(h)	1,198	1,156
Class C, 2.677% 3/15/17 (f)(h)	1,167	1,116
Class D, 3.627% 3/15/17 (f)(h)	1,766	1,675
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (f)(h)	6,410	6,365
Class CFX, 3.3822% 12/15/19 (f)(h)	5,380	5,234
Class DFX, 3.3822% 12/15/19 (f)(h)	4,559	4,311
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,210
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	24,123	24,637
Series 2006-GG7 Class A4, 6.0483% 7/10/38 (h)	2,138	2,143
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,041	2,064
Class A4, 5.56% 11/10/39	3,290	3,317
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,180	1,176
Class DFX, 4.4065% 11/5/30 (f)	11,029	10,994
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0805% 4/15/27 (f)(h)	1,775	1,720
Class D, 2.6805% 4/15/27 (f)(h)	3,781	3,622
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,776	1,799
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	1,553	1,564
Class A4, 5.399% 5/15/45	320	321
Series 2006-LDP9 Class A3, 5.336% 5/15/47	13,887	14,106
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (h)	3,134	3,222
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (h)	31,964	32,602
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,414	13,677
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (h)	858	859
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	50	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (h)	724	750
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	401	404
Series 2006-C7 Class A2, 5.3% 11/15/38	112	114
Series 2007-C1 Class A4, 5.424% 2/15/40	12,256	12,490
Series 2007-C2 Class A3, 5.43% 2/15/40	1,607	1,639
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	890	909
Series 2007-C7 Class A3, 5.866% 9/15/45	1,358	1,430
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (f)(h)	240	239
Series 2008-C1 Class A4, 5.69% 2/12/51	1,376	1,445
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	6,391	6,510
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	7,400	7,569
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	2,886	2,985
Series 2007-6 Class B, 5.635% 3/12/51 (h)	912	256
Series 2007-8 Class A3, 6.0719% 8/12/49 (h)	786	816
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (f)(h)	272	268
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (f)(h)	211	211
Class E, 0.6755% 10/15/20 (f)(h)	634	634
Class F, 0.7255% 10/15/20 (f)(h)	380	380
Class G, 0.7655% 10/15/20 (f)(h)	470	470
Class H, 0.8555% 10/15/20 (f)(h)	296	296
Class J, 1.0055% 10/15/20 (f)(h)	171	165
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	50	50
Series 2007-IQ15 Class A4, 6.1142% 6/11/49 (h)	25,980	26,912
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,400
Class AAB, 5.654% 4/15/49	537	541
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	116	35
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	16,100
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	48,530
Class A5, 5.5% 4/15/47	20,438	21,034
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (h)	22,168	22,896
Class A5, 6.1491% 2/15/51 (h)	10,259	10,783
Series 2006-C27 Class A1A, 5.749% 7/15/45 (h)	7,746	7,782
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	2,736	2,557
Class D, 5.513% 12/15/43 (h)	1,459	1,328
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $401,952)		392,096

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,570
7.3% 10/1/39	16,765	23,867
7.5% 4/1/34	7,195	10,324
7.55% 4/1/39	27,365	40,618
7.6% 11/1/40	16,125	24,335
7.625% 3/1/40	2,445	3,638
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,180
Series 2010 C1, 7.781% 1/1/35	6,325	6,861
Series 2012 B, 5.432% 1/1/42	3,515	2,906
6.05% 1/1/29	400	400
6.314% 1/1/44	12,335	11,162
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,692
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,385	3,470
4.95% 6/1/23	1,700	1,770
5.1% 6/1/33	70,725	65,754
Series 2010 5, 6.2% 7/1/21	1,915	2,086
Series 2010-1, 6.63% 2/1/35	25,440	27,560
Series 2010-3:
5.547% 4/1/19	155	165
6.725% 4/1/35	11,505	12,605
7.35% 7/1/35	4,495	4,943
Series 2011:
4.961% 3/1/16	495	495
5.365% 3/1/17	185	191
5.665% 3/1/18	8,840	9,334
5.877% 3/1/19	19,390	20,959
Series 2013, 4% 12/1/20	6,040	6,188
TOTAL MUNICIPAL SECURITIES
(Cost $311,630)		315,073

Foreign Government and Government Agency Obligations - 0.0%
Italian Republic 5.375% 6/12/17 (Cost $4,205)	$4,115	$4,309

Bank Loan Obligations - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	235	231
Diversified Consumer Services - 0.1%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (h)	6,409	6,217
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	12,713	9,575
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (h)	214	206
		15,998
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)	5,915	5,363
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	6,220	4,888
Fantasy Springs Resort Casino term loan 12% 8/6/12 (h)(i)	8,486	7,129
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (h)	3,427	3,403
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (h)	1,556	1,532
		22,315
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (h)	1,554	1,534
Media - 0.1%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (h)	6,495	6,428
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (h)	3,187	2,056
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)	110	105
Tranche 2LN, term loan 7.75% 7/7/23 (h)	435	405
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)	3,567	3,514
Numericable LLC Tranche B 6LN, term loan 4.75% 2/10/23 (h)	6,170	5,926
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	725	704
		19,138
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	5,000	4,936
Specialty Retail - 0.0%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (h)	10,000	9,791

TOTAL CONSUMER DISCRETIONARY		73,943

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 5LN, term loan 5.5% 12/21/22 (h)	3,535	3,434
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (h)	1,063	1,056

TOTAL CONSUMER STAPLES		4,490

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (h)	2,924	1,149
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)	376	72
		1,221
Oil, Gas & Consumable Fuels - 0.0%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (h)	1,675	260
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (h)	624	614
		874

TOTAL ENERGY		2,095

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21(h)	198	195
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (h)	530	509
Realogy Corp. Credit-Linked Deposit 4.6795% 10/10/16 (h)	561	553
		1,062
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (h)	635	633

TOTAL FINANCIALS		1,890

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (h)	2,195	2,129
Tranche B 1LN, term loan 4.5% 8/20/19 (h)	1,958	1,922
		4,051
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (h)	3,142	3,136
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (h)	2,375	2,325
Tranche B 1LN, term loan 5.25% 12/31/22 (h)	5,940	5,869
		11,330
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (h)	1,330	1,260
Pharmaceuticals - 0.0%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (h)	414	391

TOTAL HEALTH CARE		17,032

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (h)	1,300	1,240
Building Products - 0.1%
PriSo Acquisition Corp. Tranche B, term loan 4.5% 5/8/22 (h)	3,862	3,698
Commercial Services & Supplies - 0.0%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (h)	1,704	1,646
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (h)	197	193

TOTAL INDUSTRIALS		6,777

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
First Data Corp. Tranche B, term loan 3.9335% 3/24/18 (h)	4,690	4,627
Software - 0.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)	7,150	5,698
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (h)	9,183	8,882
Tranche B 1LN, term loan 4.5% 10/30/19 (h)	1,147	1,115
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	575	539
Tranche 2LN, term loan 8% 4/9/22 (h)	5,150	4,584
		20,818

TOTAL INFORMATION TECHNOLOGY		25,445

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (h)	1,409	1,279
MacDermid, Inc. Tranche B 3LN, term loan 5.5% 6/7/20 (h)	2,259	2,053
		3,332
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.5% 7/1/22 (h)	524	518
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 7.5% 4/16/20 (h)	3,353	1,347
Walter Energy, Inc. term loan 7.5% 4/1/16 (l)	46	46
		1,393

TOTAL MATERIALS		5,243

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (h)	41	39
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	4,450	3,956

TOTAL TELECOMMUNICATION SERVICES		3,995

UTILITIES - 0.1%
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (h)	487	204
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (h)	25,472	25,337

TOTAL UTILITIES		25,541

TOTAL BANK LOAN OBLIGATIONS
(Cost $178,923)		166,451

Bank Notes - 0.3%
Bank of America NA:
1.65% 3/26/18	$8,527	$8,492
5.3% 3/15/17	14,681	15,179
Capital One NA 1.65% 2/5/18	6,500	6,417
Discover Bank:
(Delaware) 3.2% 8/9/21	8,178	8,123
3.1% 6/4/20	8,635	8,588
8.7% 11/18/19	532	610
Huntington National Bank 1.3% 11/20/16	3,560	3,560
Marshall & Ilsley Bank 5% 1/17/17	7,888	8,095
Regions Bank 7.5% 5/15/18	11,552	12,733
Wachovia Bank NA 6% 11/15/17	7,010	7,524
TOTAL BANK NOTES
(Cost $78,545)		79,321

Preferred Securities - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Bank of America Corp.:
5.2% (h)(m)	$6,665	$6,143
6.1% (h)(m)	1,680	1,676
Barclays Bank PLC 7.625% 11/21/22	10,805	11,155
Citigroup, Inc.:
5.35% (h)(m)	14,740	13,572
5.9% (h)(m)	920	876
5.95% (h)(m)	5,000	4,712
5.95% (h)(m)	1,325	1,259
6.125% (h)(m)	1,670	1,676
Credit Agricole SA 6.625% (f)(h)(m)	10,000	8,936
JPMorgan Chase & Co.:
5.15% (h)(m)	5,940	5,657
6% (h)(m)	21,680	21,567
Royal Bank of Scotland Group PLC:
7.5% (h)(m)	2,245	2,055
8% (h)(m)	10,980	10,169
Wells Fargo & Co. 5.875% (h)(m)	1,095	1,173
		90,626
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (h)(m)	4,850	4,700
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (f)(h)(m)	2,665	2,504
MUFG Capital Finance 1 Ltd. 6.346% (h)(m)	996	1,005
		3,509
TOTAL FINANCIALS
(Cost $104,473)		98,835
	Shares	Value (000s)

Fixed-Income Funds - 5.1%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,156,619)	11,126,076	1,224,758

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.40% (o)	776,463,299	776,463
Fidelity Securities Lending Cash Central Fund, 0.44% (o)(p)	119,958,233	119,958
TOTAL MONEY MARKET FUNDS
(Cost $896,421)		896,421
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $21,839,282)		24,277,515
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(109,289)
NET ASSETS - 100%		$24,168,226

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(700)	$(734)
4.5% 3/1/46	(3,300)	(3,584)
TOTAL TBA SALE COMMITMENTS
(Proceeds $4,314)		$(4,318)

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $327,697,000 or 1.4% of net assets.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,017,254,000 or 4.2% of net assets.

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Non-income producing - Security is in default.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $18,000 and $18,000, respectively.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4
Legend Pictures LLC	9/23/10 - 3/30/12	$37,645
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
Station Holdco LLC	6/17/11	$1,131
Station Holdco LLC	4/1/13	$ 10
Station Holdco LLC unit	4/1/13	$0
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$6,416
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class B	12/31/12	$17,505
Tory Burch LLC Class A unit	5/14/15	$50,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,096
Fidelity Mortgage Backed Securities Central Fund	15,205
Fidelity Securities Lending Cash Central Fund	835
Total	$17,136

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,199,354	$15,207	$--	$1,224,758	21.1%
Total	$1,199,354	$15,207	$--	$1,224,758

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$3,440	$--	$--	$--	$3,128
Corindus Vascular Robotics, Inc.	4,605	--	--	--	--
Corindus Vascular Robotics, Inc.	17,500	--	--	--	--
Total	$25,545	$--	$--	$--	$3,128

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,964,929	$2,574,984	$10,398	$379,547
Consumer Staples	1,316,182	1,302,674	13,504	4
Energy	626,663	626,663	--	--
Financials	2,323,906	2,301,917	21,989	--
Health Care	2,661,018	2,640,984	--	20,034
Industrials	1,129,384	1,107,145	21,724	515
Information Technology	3,699,254	3,594,709	521	104,024
Materials	364,086	364,086	--	--
Telecommunication Services	191,077	191,077	--	--
Utilities	115,975	115,975	--	--
Corporate Bonds	4,282,017	--	4,282,017	--
U.S. Government and Government Agency Obligations	1,141,331	--	1,141,331	--
U.S. Government Agency - Mortgage Securities	207,329	--	207,329	--
Asset-Backed Securities	69,086	--	65,709	3,377
Collateralized Mortgage Obligations	8,003	--	8,003	--
Commercial Mortgage Securities	392,096	--	391,985	111
Municipal Securities	315,073	--	315,073	--
Foreign Government and Government Agency Obligations	4,309	--	4,309	--
Bank Loan Obligations	166,451	--	158,492	7,959
Bank Notes	79,321	--	79,321	--
Preferred Securities	98,835	--	98,835	--
Fixed-Income Funds	1,224,758	1,224,758	--	--
Other	11	--	--	11
Money Market Funds	896,421	896,421	--	--
Total Investments in Securities:	$24,277,515	$16,941,393	$6,820,540	$515,582
Other Financial Instruments:
TBA Sale Commitments	$(4,318)	$--	$(4,318)	$--
Total Other Financial Instruments:	$(4,318)	$--	$(4,318)	$--

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$393,746
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	292
Cost of Purchases	65,071
Proceeds of Sales	(79,562)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$379,547
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$20,095
Other Investments in Securities
Beginning Balance	$104,534
Net Realized Gain (Loss) on Investment Securities	716
Net Unrealized Gain (Loss) on Investment Securities	22,941
Cost of Purchases	34,597
Proceeds of Sales	(29,674)
Amortization/Accretion	104
Transfers into Level 3	2,817
Transfers out of Level 3	--
Ending Balance	$136,035
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$19,877

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.0%
AAA,AA,A	4.8%
BBB	9.7%
BB	3.8%
B	2.3%
CCC,CC,C	1.2%
D	0.0%
Not Rated	0.6%
Equities	63.7%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
Ireland	3.5%
Canada	2.0%
Netherlands	1.4%
Others (Individually Less Than 1%)	7.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $117,731) — See accompanying schedule: Unaffiliated issuers (cost $19,770,484)	$22,153,208
Fidelity Central Funds (cost $2,053,040)	2,121,179
Other affiliated issuers (cost $15,758)	3,128
Total Investments (cost $21,839,282)		$24,277,515
Restricted cash		290
Cash		1,989
Receivable for investments sold		2,418
Receivable for TBA sale commitments		4,314
Receivable for fund shares sold		22,245
Dividends receivable		23,183
Interest receivable		70,813
Distributions receivable from Fidelity Central Funds		3,004
Prepaid expenses		36
Other receivables		1,005
Total assets		24,406,812
Liabilities
Payable for investments purchased
Regular delivery	$75,156
Delayed delivery	1,701
TBA sale commitments, at value	4,318
Payable for fund shares redeemed	25,019
Accrued management fee	7,965
Other affiliated payables	2,636
Other payables and accrued expenses	1,833
Collateral on securities loaned, at value	119,958
Total liabilities		238,586
Net Assets		$24,168,226
Net Assets consist of:
Paid in capital		$21,678,769
Undistributed net investment income		112,266
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,029)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,438,220
Net Assets		$24,168,226
Puritan:
Net Asset Value, offering price and redemption price per share ($18,438,965 ÷ 955,128 shares)		$19.31
Class K:
Net Asset Value, offering price and redemption price per share ($5,729,261 ÷ 296,903 shares)		$19.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016
Investment Income
Dividends		$125,219
Interest		145,029
Income from Fidelity Central Funds		17,136
Total income		287,384
Expenses
Management fee	$49,361
Transfer agent fees	14,906
Accounting and security lending fees	1,102
Custodian fees and expenses	128
Independent trustees' compensation	55
Depreciation in deferred trustee compensation account	(1)
Registration fees	208
Audit	191
Legal	175
Miscellaneous	124
Total expenses before reductions	66,249
Expense reductions	(274)	65,975
Net investment income (loss)		221,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,778
Foreign currency transactions	186
Total net realized gain (loss)		59,964
Change in net unrealized appreciation (depreciation) on: Investment securities	(889,541)
Assets and liabilities in foreign currencies	(2)
Delayed delivery commitments	99
Total change in net unrealized appreciation (depreciation)		(889,444)
Net gain (loss)		(829,480)
Net increase (decrease) in net assets resulting from operations		$(608,071)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$221,409	$545,818
Net realized gain (loss)	59,964	1,580,148
Change in net unrealized appreciation (depreciation)	(889,444)	(1,897,342)
Net increase (decrease) in net assets resulting from operations	(608,071)	228,624
Distributions to shareholders from net investment income	(203,823)	(532,058)
Distributions to shareholders from net realized gain	(1,256,829)	(1,690,057)
Total distributions	(1,460,652)	(2,222,115)
Share transactions - net increase (decrease)	1,486,314	2,230,548
Total increase (decrease) in net assets	(582,409)	237,057
Net Assets
Beginning of period	24,750,635	24,513,578
End of period (including undistributed net investment income of $112,266 and undistributed net investment income of $94,680, respectively)	$24,168,226	$24,750,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$22.91	$20.98	$19.53	$17.72	$15.81
Income from Investment Operations
Net investment income (loss)A	.18	.47B	.36	.36	.38	.35
Net realized and unrealized gain (loss)	(.65)	(.33)	3.60	1.79	1.78	1.93
Total from investment operations	(.47)	.14	3.96	2.15	2.16	2.28
Distributions from net investment income	(.17)	(.46)	(.35)	(.35)	(.35)	(.36)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–	–C
Total distributions	(1.24)	(2.03)	(2.03)	(.70)	(.35)	(.37)D
Net asset value, end of period	$19.31	$21.02	$22.91	$20.98	$19.53	$17.72
Total ReturnE,F	(2.45)%	.87%	20.17%	11.29%	12.35%	14.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.56%	.56%	.58%	.59%	.60%
Expenses net of fee waivers, if any	.56%I	.56%	.56%	.58%	.59%	.60%
Expenses net of all reductions	.56%I	.55%	.56%	.57%	.59%	.59%
Net investment income (loss)	1.77%I	2.13%B	1.68%	1.79%	2.03%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$18,439	$18,812	$18,351	$15,934	$15,472	$15,420
Portfolio turnover rateJ	35%I	106%	160%	229%K	141%	154%K

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.01	$22.90	$20.98	$19.52	$17.72	$15.80
Income from Investment Operations
Net investment income (loss)A	.19	.49B	.39	.39	.40	.38
Net realized and unrealized gain (loss)	(.65)	(.33)	3.58	1.79	1.77	1.93
Total from investment operations	(.46)	.16	3.97	2.18	2.17	2.31
Distributions from net investment income	(.18)	(.48)	(.37)	(.37)	(.37)	(.39)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–	–C
Total distributions	(1.25)	(2.05)	(2.05)	(.72)	(.37)	(.39)
Net asset value, end of period	$19.30	$21.01	$22.90	$20.98	$19.52	$17.72
Total ReturnD,E	(2.40)%	.96%	20.25%	11.48%	12.43%	14.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.47%	.48%	.48%
Expenses net of all reductions	.46%H	.46%	.46%	.46%	.47%	.47%
Net investment income (loss)	1.86%H	2.23%B	1.78%	1.90%	2.15%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$5,729	$5,939	$6,162	$5,230	$4,261	$3,211
Portfolio turnover rateI	35%H	106%	160%	229%J	141%	154%J

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/29/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Expected distribution	Recovery rate	0.0%	Increase
Asset-Backed Securities	$3,377	Discounted cash flow	Yield	6.2% - 12.0% / 7.9%	Decrease
Commercial Mortgage Securities	$111	Discounted cash flow	Yield	10.0%	Decrease
			Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 30.0% / 30.0%	Increase
Equities	$504,124	Broker quoted	Mid price	$13.50	Increase
		Discounted cash flow	Discount rate	0.8%	Decrease
			Weighted average cost of capital	9.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 0.1% / 0.1%	Increase
		Last transaction price	Transaction price	$0.01 - $2,058.14 / $1,327.01	Increase
		Market comparable	Discount rate	15.0%	Decrease
			P/E multiple	9.8	Increase
			EV/EBITDA multiple	3.1 - 9.0 / 9.0	Increase
			EV/Sales multiple	2.0 - 3.1 / 2.4	Increase
			Discount for lack of marketability	10.0% - 25.0% / 14.4%	Decrease
			Premium rate	22.0%	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
			Growth rate	3.5%	Increase
			Ownership interest	14.4% - 47.8% / 31.1%	Increase
		Straight line	Price of underlying	$15.00	Increase
		Transaction price	Adjusted transaction price	$1,845.75	Increase
Bank Loan Obligations	$7,175	Last transaction price	Transaction price	$100.00	Increase
		Market comparable	EV/EBITDA multiple	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Expected distribution	Recovery rate	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	3,950,001
Gross unrealized depreciation	(1,509,602)
Net unrealized appreciation (depreciation) on securities	$2,440,399
Tax cost	$21,837,116

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $153,909 representing .64% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,661,619 and $3,267,006, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$13,516.14
Class K	1,390.05
	$ 14,906

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,715. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income, amounted to $7. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $835 (including $52 from securities loaned to FCM).

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $182 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $91.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Puritan	$152,581	$395,766
Class K	51,242	136,292
Total	$203,823	$532,058
From net realized gain
Puritan	$955,970	$1,265,858
Class K	300,859	424,199
Total	$1,256,829	$1,690,057

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Puritan
Shares sold	82,331	139,702	$1,648,302	$3,047,523
Reinvestment of distributions	52,574	75,801	1,054,349	1,580,519
Shares redeemed	(74,675)	(121,760)	(1,501,548)	(2,663,052)
Net increase (decrease)	60,230	93,743	$1,201,103	$1,964,990
Class K
Shares sold	22,052	49,092	$441,695	$1,071,609
Reinvestment of distributions	17,566	26,893	352,101	560,491
Shares redeemed	(25,336)	(62,479)	(508,585)	(1,366,542)
Net increase (decrease)	14,282	13,506	$285,211	$265,558

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Puritan	.56%
Actual		$1,000.00	$975.50	$2.75
Hypothetical-C		$1,000.00	$1,022.08	$2.82
Class K	.46%
Actual		$1,000.00	$976.00	$2.26
Hypothetical-C		$1,000.00	$1,022.58	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-K-SANN-0416
1.863169.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 25, 2016